UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:    811-21178

   BlackRock Insured Municipal Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Insured Municipal Income Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: 888-825-2257_____________

Date of fiscal year end:___August 31, 2005______________________________

Date of reporting period:__ February 28, 2005_________________________________

Item 1. Reports to Shareholders.
The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIXED INCOME           LIQUIDITY           EQUITIES           ALTERNATIVES           BLACKROCK SOLUTIONS

BlackRock
Closed-End Funds
Semi-Annual Report

February 28, 2005 (UNAUDITED)

BlackRock Insured Municipal Income Trust (BYM)

BlackRock Municipal Bond Trust (BBK)

BlackRock Municipal Income Trust II (BLE)

BlackRock California Insured Municipal Income Trust (BCK)

BlackRock California Municipal Bond Trust (BZA)

BlackRock California Municipal Income Trust II (BCL)

BlackRock Florida Insured Municipal Income Trust (BAF)

BlackRock Florida Municipal Bond Trust (BIE)

BlackRock Maryland Municipal Bond Trust (BZM)

BlackRock New Jersey Municipal Bond Trust (BLJ)

BlackRock New York Insured Municipal Income Trust (BSE)

BlackRock New York Municipal Bond Trust (BQH)

BlackRock New York Municipal Income Trust II (BFY)

BlackRock Virginia Municipal Bond Trust (BHV)

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

TABLE OF CONTENTS

Letter to Shareholders	1

Trusts’ Summaries	2

Portfolios of Investments	16

Financial Statements

Statements of Assets and Liabilities	44

Statements of Operations	47

Statements of Changes in Net Assets	50

Financial Highlights	56

Notes to Financial Statements	70

Dividend Reinvestment Plans	77

Additional Information	78

Privacy Principles of the Trusts

     The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

     Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

     The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

LETTER TO SHAREHOLDERS

February 28, 2005

Dear Shareholder:

     We are pleased to report that during the semi-annual period, the Trusts provided monthly income, as well as the opportunity to invest in various portfolios of municipal securities. This report contains the Trusts’ unaudited financial statements and a listing of the portfolios’ holdings.

     The portfolio management team continuously monitors the municipal bond market and adjusts the portfolios in order to gain exposure to various issuers, revenue sources and security types. This strategy enables the Trusts to move among different sectors, credits and coupons to capitalize on changing market conditions.

     The following table shows the Trusts’ current yields, tax-equivalent yields, closing market prices per share and net asset values (“NAV”) per share as of February 28, 2005.

		Tax-	Closing
	Current	Equivalent	Market
Trust (Ticker)	Yield[1]	Yield[1]	Price	NAV

BlackRock Insured Municipal Income Trust (BYM)	6.42%	9.88%	$14.60	$15.24

BlackRock Municipal Bond Trust (BBK)	6.92	10.65	14.98	15.82

BlackRock Municipal Income Trust II (BLE)	6.91	10.63	14.54	15.20

BlackRock California Insured Municipal Income Trust (BCK)	6.37	9.80	14.13	14.88

BlackRock California Municipal Bond Trust (BZA)	6.57	10.11	14.55	15.69

BlackRock California Municipal Income Trust II (BCL)	6.78	10.43	14.38	14.79

BlackRock Florida Insured Municipal Income Trust (BAF)	6.02	9.26	14.96	14.96

BlackRock Florida Municipal Bond Trust (BIE)	6.25	9.62	14.94	16.06

BlackRock Maryland Municipal Bond Trust (BZM)	5.59	8.60	15.31	15.85

BlackRock New Jersey Municipal Bond Trust (BLJ)	6.17	9.49	15.28	15.78

BlackRock New York Insured Municipal Income Trust (BSE)	6.28	9.66	14.32	14.96

BlackRock New York Municipal Bond Trust (BQH)	6.38	9.82	14.50	15.80

BlackRock New York Municipal Income Trust II (BFY)	6.47	9.95	14.60	14.91

BlackRock Virginia Municipal Bond Trust (BHV)	5.26	8.09	16.51	16.08

1 Yields are based on closing market price. Tax-equivalent yield assumes the maximum Federal tax rate of 35%.

     BlackRock, Inc. (“BlackRock”), a world leader in asset management, has a proven commitment to the municipal bond market. As of February 28, 2005, BlackRock and its affiliates managed over $22 billion in municipal bonds, including seven open-end and 37 closed-end municipal bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, Inc., and its affiliate, BlackRock Financial Management, Inc., which manage the Trusts, are wholly owned subsidiaries of BlackRock.

     On behalf of BlackRock, we thank you for your continued trust and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink	Ralph L. Schlosstein
Chief Executive Officer	President
BlackRock Advisors, Inc.	BlackRock Advisors, Inc.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2005

BlackRock Insured Municipal Income Trust (BYM)

Trust Information

Symbol on New York Stock Exchange:	BYM

Initial Offering Date:	October 31, 2002

Closing Market Price as of 2/28/05:	$14.60

Net Asset Value as of 2/28/05:	$15.24

Yield on Closing Market Price as of 2/28/05 ($14.60):[1]	6.42%

Current Monthly Distribution per Common Share:[2]	$ 0	.078125

Current Annualized Distribution per Common Share:[2]	$ 0	.937500

Leverage as of 2/28/05:[3]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/05	8/31/04	Change	High	Low

Market Price	$14.60	$13.97	4.51%	$14.90	$13.25

NAV	$15.24	$14.62	4.24%	$15.55	$14.60

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 28, 2005	August 31, 2004

Water & Sewer	35%	32%

Transportation	25	23

Education	7	7

City, County & State	6	5

Lease Revenue	5	5

Tobacco	5	10

Power	5	5

Hospitals	4	5

Resource Recovery	3	—

Industrial & Pollution Control	3	3

Tax Revenue	2	5

Credit Breakdown4

Credit Rating	February 28, 2005	August 31, 2004

AAA/Aaa	87%	82%

A	4	4

BBB/Baa	9	14

4 Using the higher of Standard & Poor’s (“S&P’s”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch’s”) rating.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2005

BlackRock Municipal Bond Trust (BBK)

Trust Information

Symbol on New York Stock Exchange:	BBK

Initial Offering Date:	April 30, 2002

Closing Market Price as of 2/28/05:	$14.98

Net Asset Value as of 2/28/05:	$15.82

Yield on Closing Market Price as of 2/28/05 ($14.98):[1]	6.92%

Current Monthly Distribution per Common Share:[2]	$ 0	.086375

Current Annualized Distribution per Common Share:[2]	$ 1	.036500

Leverage as of 2/28/05:[3]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/05	8/31/04	Change	High	Low

Market Price	$14.98	$14.61	2.53%	$15.35	$14.11

NAV	$15.82	$15.00	5.47%	$16.05	$14.97

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 28, 2005	August 31, 2004

Hospitals	21%	20%

Housing	15	9

Industrial & Pollution Control	15	13

City, County & State	14	17

Water & Sewer	8	5

Transportation	7	9

Tax Revenue	7	6

Lease Revenue	6	6

Power	3	3

Tobacco	2	5

Education	2	2

Other	—	5

Credit Breakdown4

Credit Rating	February 28, 2005	August 31, 2004

AAA/Aaa	34%	29%

A	22	28

BBB/Baa	28	30

BB/Ba	4	1

B	5	4

Not Rated[5]	7	8

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.
5 The investment advisor has deemed certain of the non-rated securities to be of investment grade quality. As of August 31, 2004, the market value of these securities was $5,679,867 representing 2.5% of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2005

BlackRock Municipal Income Trust II (BLE)

Trust Information

Symbol on American Stock Exchange:	BLE

Initial Offering Date:	July 30, 2002

Closing Market Price as of 2/28/05:	$14.54

Net Asset Value as of 2/28/05:	$15.20

Yield on Closing Market Price as of 2/28/05 ($14.54):[1]	6.91%

Current Monthly Distribution per Common Share:[2]	$ 0	.08375

Current Annualized Distribution per Common Share:[2]	$ 1	.00500

Leverage as of 2/28/05:[3]	37%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/05	8/31/04	Change	High	Low

Market Price	$14.54	$13.92	4.45%	$14.93	$13.75

NAV	$15.20	$14.34	6.00%	$15.45	$14.31

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 28, 2005	August 31, 2004

Hospitals	23%	23%

City, County & State	17	20

Industrial & Pollution Control	16	18

Housing	9	8

Transportation	9	8

Tax Revenue	7	4

Water & Sewer	7	5

Lease Revenue	6	6

Tobacco	4	5

Power	2	2

Education	—	1

Credit Breakdown4

Credit Rating	February 28, 2005	August 31, 2004

AAA/Aaa	25%	23%

AA/Aa	7	7

A	19	20

BBB/Baa	26	29

BB/Ba	3	1

B	4	2

CCC/Caa	2	4

Not Rated[5]	14	14

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.
5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2005 and August 31, 2004, the market value of these securities was $13,721,257 representing 2.6% and $13,739,067 representing 2.7%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2005

BlackRock California Insured Municipal Income Trust (BCK)

Trust Information

Symbol on the New York Stock Exchange:	BCK

Initial Offering Date:	October 31, 2002

Closing Market Price as of 2/28/05:	$14.13

Net Asset Value as of 2/28/05:	$14.88

Yield on Closing Market Price as of 2/28/05 ($14.13):[1]	6.37%

Current Monthly Distribution per Common Share:[2]	$ 0.075

Current Annualized Distribution per Common Share:[2]	$ 0.900

Leverage as of 2/28/05:[3]	37%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/05	8/31/04	Change	High	Low

Market Price	$14.13	$14.00	0.93%	$14.55	$13.41

NAV	$14.88	$14.01	6.21%	$15.24	$13.98

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 28, 2005	August 31, 2004

Water & Sewer	31%	30%

Education	25	23

City, County & State	16	11

Tobacco	—	11

Power	11	10

Lease Revenue	10	9

Transportation	5	4

Housing	2	2

Tax Revenue	—	—

Credit Breakdown4

Credit Rating	February 28, 2005	August 31, 2004

AAA/Aaa	91%	81%

A	9	8

BBB/Baa	—	11

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2005

BlackRock California Municipal Bond Trust (BZA)

Trust Information

Symbol on New York Stock Exchange:	BZA

Initial Offering Date:	April 30, 2002

Closing Market Price as of 2/28/05:	$14.55

Net Asset Value as of 2/28/05:	$15.69

Yield on Closing Market Price as of 2/28/05 ($14.55):[1]	6.57%

Current Monthly Distribution per Common Share:[2]	$ 0	.079656

Current Annualized Distribution per Common Share:[2]	$ 0	.955872

Leverage as of 2/28/05:[3]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/05	8/31/04	Change	High	Low

Market Price	$14.55	$13.90	4.68%	$14.95	$13.75

NAV	$15.69	$14.67	6.95%	$15.91	$14.65

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 28, 2005	August 31, 2004

Education	26%	24%

Hospitals	20	18

Housing	16	13

City, County & State	13	12

Transportation	8	5

Lease Revenue	7	7

Tobacco	4	11

Water & Sewer	4	3

Industrial & Pollution Control	2	2

Other	—	5

Credit Breakdown4

Credit Rating	February 28, 2005	August 31, 2004

AAA/Aaa	30%	22%

AA/Aa	5	4

A	33	31

BBB/Baa	21	26

B	2	1

CCC/Caa	—	1

Not Rated[5]	9	15

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.
5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2005 and August 31, 2004, the market value of these securities was $4,398,246 representing 5.9% and $8,834,282 representing 11.6%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2005

BlackRock California Municipal Income Trust II (BCL)

Trust Information

Symbol on American Stock Exchange:	BCL

Initial Offering Date:	July 30, 2002

Closing Market Price as of 2/28/05:	$14.38

Net Asset Value as of 2/28/05:	$14.79

Yield on Closing Market Price as of 2/28/05 ($14.38):[1]	6.78%

Current Monthly Distribution per Common Share:[2]	$ 0	.08125

Current Annualized Distribution per Common Share:[2]	$ 0	.97500

Leverage as of 2/28/05:[3]	38%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/05	8/31/04	Change	High	Low

Market Price	$14.38	$13.71	4.89%	$14.84	$13.52

NAV	$14.79	$13.77	7.41%	$15.07	$13.77

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 28, 2005	August 31, 2004

City, County & State	25%	25%

Hospitals	12	13

Transportation	12	10

Education	11	11

Lease Revenue	11	10

Housing	10	10

Tobacco	9	11

Power	5	5

Water & Sewer	4	4

Industrial & Pollution Control	1	1

Credit Breakdown4

Credit Rating	February 28, 2005	August 31, 2004

AAA/Aaa	36%	33%

AA/Aa	5	5

A	24	25

BBB/Baa	14	15

B	1	—

CCC/Caa	—	1

Not Rated[5]	20	21

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.
5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2005 and August 31, 2004, the market value of these securities was $4,231,394 representing 2.3% and $4,211,315 representing 2.4%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2005

BlackRock Florida Insured Municipal Income Trust (BAF)

Trust Information

Symbol on New York Stock Exchange:	BAF

Initial Offering Date:	October 31, 2002

Closing Market Price as of 2/28/05:	$14.96

Net Asset Value as of 2/28/05:	$146.9

Yield on Closing Market Price as of 2/28/05 ($14.96):[1]	6.02%

Current Monthly Distribution per Common Share:[2]	$ 0.075

Current Annualized Distribution per Common Share:[2]	$ 0.900

Leverage as of 2/28/05:[3]	37%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/05	8/31/04	Change	High	Low

Market Price	$14.96	$14.14	5.80%	$15.40	$13.91

NAV	$14.96	$14.34	4.32%	$15.25	$14.32

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 28, 2005	August 31, 2004

Tax Revenue	22%	22%

City, County & State	21	21

Education	16	16

Power	12	12

Transportation	9	9

Water & Sewer	7	8

Hospitals	7	7

Tobacco	5	4

Housing	1	1

Credit Breakdown4

Credit Rating	February 28, 2005	August 31, 2004

AAA/Aaa	83%	82%

AA/Aa	3	3

A	4	5

BBB/Baa	5	5

Not Rated[5]	5	5

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.
5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2005 and August 31, 2004, the market value of these securities was $5,202,950 representing 2.6% and $9,959,662 representing 5.0%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2005

BlackRock Florida Municipal Bond Trust (BIE)

Trust Information

Symbol on New York Stock Exchange:	BIE

Initial Offering Date:	April 30, 2002

Closing Market Price as of 2/28/05:	$14.94

Net Asset Value as of 2/28/05:	$16.06

Yield on Closing Market Price as of 2/28/05 ($14.94):[1]	6.25%

Current Monthly Distribution per Common Share:[2]	$0.077808

Current Annualized Distribution per Common Share:[2]	$0.933696

Leverage as of 2/28/05:[3]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/05	8/31/04	Change	High	Low

Market Price	$14.94	$14.17	5.43%	$15.65	$14.08

NAV	$16.06	$15.53	3.54%	$16.32	$15.48

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 28, 2005	August 31, 2004

Hospitals	26%	27%

Tax Revenue	17	16

City, County & State	12	15

Education	7	7

Water & Sewer	7	7

Housing	7	3

Industrial & Pollution Control	6	2

Power	6	10

Lease Revenue	5	5

Transportation	3	4

Other	4	4

Credit Breakdown4

Credit Rating	February 28, 2005	August 31, 2004

AAA/Aaa	38%	38%

AA/Aa	17	17

A	23	23

BBB/Baa	8	8

BB/Ba	2	2

Not Rated[5]	12	12

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2005, the market value of these securities was $1,916,845 representing 2.4% of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2005

BlackRock Maryland Municipal Bond Trust (BZM)

Trust Information

Symbol on American Stock Exchange:	BZM

Initial Offering Date:	April 30, 2002

Closing Market Price as of 2/28/05:	$15.31

Net Asset Value as of 2/28/05:	$15.85

Yield on Closing Market Price as of 2/28/05 ($15.31):[1]	5.59%

Current Monthly Distribution per Common Share:[2]	$ 0	.07135

Current Annualized Distribution per Common Share:[2]	$ 0	.85620

Leverage as of 2/28/05:[3]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/05	8/31/04	Change	High	Low

Market Price	$15.31	$14.99	2.13%	$16.75	$14.27

NAV	$15.85	$15.24	4.00%	$16.10	$15.22

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 28, 2005	August 31, 2004

Education	20%	20%

City, County & State	18	17

Hospitals	17	17

Water & Sewer	12	12

Transportation	9	10

Housing	8	3

Lease Revenue	7	8

Power	5	4

Tobacco	4	4

Other	—	5

Credit Breakdown4

Credit Rating	February 28, 2005	August 31, 2004

AAA/Aaa	34%	35%

AA/Aa	8	8

A	36	37

BBB/Baa	16	16

Not Rated[5]	6	4

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.
5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2005 and August 31, 2004, the market value of these securities was $1,045,170 representing 2.1% and $1,044,840 representing 2.2%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2005

BlackRock New Jersey Municipal Bond Trust (BLJ)

Trust Information

Symbol on American Stock Exchange:	BLJ

Initial Offering Date:	April 30, 2002

Closing Market Price as of 2/28/05:	$15.28

Net Asset Value as of 2/28/05:	$15.78

Yield on Closing Market Price as of 2/28/05 ($15.28):[1]	6.17%

Current Monthly Distribution per Common Share:[2]	$ 0	.078582

Current Annualized Distribution per Common Share:[2]	$ 0	.942984

Leverage as of 2/28/05:[3]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/05	8/31/04	Change	High	Low

Market Price	$15.28	$13.91	9.85%	$16.14	$13.80

NAV	$15.78	$14.71	7.27%	$16.00	$14.70

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 28, 2005	August 31, 2004

Hospitals	28%	29%

Tobacco	13	11

Transportation	11	15

City, County & State	10	10

Education	9	8

Housing	8	5

Tax Revenue	6	2

Industrial & Pollution Control	6	6

Lease Revenue	5	5

Power	4	5

Other	—	4

Credit Breakdown4

Credit Rating	February 28, 2005	August 31, 2004

AAA/Aaa	25%	25%

A	24	29

BBB/Baa	47	43

B	4	3

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2005

BlackRock New York Insured Municipal Income Trust (BSE)

Trust Information

Symbol on New York Stock Exchange:	BSE

Initial Offering Date:	October 31, 2002

Closing Market Price as of 2/28/05:	$14.32

Net Asset Value as of 2/28/05:	$14.96

Yield on Closing Market Price as of 2/28/05 ($14.32):[1]	6.28%

Current Monthly Distribution per Common Share:[2]	$0.075

Current Annualized Distribution per Common Share:[2]	$0.900

Leverage as of 2/28/05:[3]	37%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/05	8/31/04	Change	High	Low

Market Price	$14.32	$14.08	1.70%	$15.03	$13.47

NAV	$14.96	$14.18	5.50%	$15.17	$14.17

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 28, 2005	August 31, 2004

Education	33%	33%

Transportation	29	33

Hospitals	14	14

Tax Revenue	12	9

Tobacco	11	10

Housing	1	1

Credit Breakdown4

Credit Rating	February 28, 2005	August 31, 2004

AAA/Aaa	83%	82%

AA/Aa	—	2

A	5	5

BBB/Baa	12	11

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2005

BlackRock New York Municipal Bond Trust (BQH)

Trust Information

Symbol on New York Stock Exchange:	BQH

Initial Offering Date:	April 30, 2002

Closing Market Price as of 2/28/05:	$14.50

Net Asset Value as of 2/28/05:	$15.80

Yield on Closing Market Price as of 2/28/05 ($14.50):[1]	6.38%

Current Monthly Distribution per Common Share:[2]	$ 0	.077099

Current Annualized Distribution per Common Share:[2]	$ 0	.925188

Leverage as of 2/28/05:[3]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/05	8/31/04	Change	High	Low

Market Price	$14.50	$13.97	3.79%	$14.79	$13.71

NAV	$15.80	$15.09	4.71%	$15.96	$15.07

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 28, 2005	August 31, 2004

Housing	13%	9%

Transportation	12	16

Tobacco	12	11

Education	12	12

Hospitals	10	11

City, County & State	10	10

Tax Revenue	9	8

Water & Sewer	9	8

Industrial & Pollution Control	5	5

Lease Revenue	5	2

Power	3	3

Other	—	5

Credit Breakdown4

Credit Rating	February 28, 2005	August 31, 2004

AAA/Aaa	23%	22%

AA/Aa	25	25

A	24	32

BBB/Baa	23	16

BB/Ba	1	1

CCC/Caa	4	4

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2005

BlackRock New York Municipal Income Trust II (BFY)

Trust Information

Symbol on American Stock Exchange:	BFY

Initial Offering Date:	July 30, 2002

Closing Market Price as of 2/28/05:	$14.60

Net Asset Value as of 2/28/05:	$14.91

Yield on Closing Market Price as of 2/28/05 ($14.60):[1]	6.47%

Current Monthly Distribution per Common Share:[2]	$ 0	.07875

Current Annualized Distribution per Common Share:[2]	$ 0	.94500

Leverage as of 2/28/05:[3]	38%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/05	8/31/04	Change	High	Low

Market Price	$14.60	$13.70	6.57%	$14.85	$13.56

NAV	$14.91	$14.16	5.30%	$15.11	$14.14

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 28, 2005	August 31, 2004

Transportation	19%	20%

Education	19	19

Industrial & Pollution Control	14	14

Tobacco	11	10

Tax Revenue	10	9

Hospitals	9	9

Housing	7	7

City, County & State	6	6

Water & Sewer	4	5

Power	1	1

Credit Breakdown4

Credit Rating	February 28, 2005	August 31, 2004

AAA/Aaa	17%	16%

AA/Aa	41	43

A	20	20

BBB/Baa	18	17

BB/Ba	1	1

CCC/Caa	3	3

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES (unaudited)
FEBRUARY 28, 2005

BlackRock Virginia Municipal Bond Trust (BHV)

Trust Information

Symbol on American Stock Exchange:	BHV

Initial Offering Date:	April 30, 2002

Closing Market Price as of 2/28/05:	$16.51

Net Asset Value as of 2/28/05:	$16.08

Yield on Closing Market Price as of 2/28/05 ($16.51):[1]	5.26%

Current Monthly Distribution per Common Share:[2]	$ 0	.072428

Current Annualized Distribution per Common Share:[2]	$ 0	.869136

Leverage as of 2/28/05:[3]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	2/28/05	8/31/04	Change	High	Low

Market Price	$16.51	$15.34	7.63%	$17.17	$15.42

NAV	$16.08	$15.47	3.94%	$16.35	$15.45

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	February 28, 2005	August 31, 2004

Water & Sewer	18%	18%

Transportation	17	17

City, County & State	17	17

Housing	17	13

Hospitals	15	15

Education	5	4

Tobacco	4	4

Lease Revenue	4	4

Industrial & Pollution Control	3	3

Other	—	5

Credit Breakdown4

Credit Rating	February 28, 2005	August 31, 2004

AAA/Aaa	46%	46%

AA/Aa	16	16

A	15	15

BBB/Baa	12	12

Not Rated[5]	11	11

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.
5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2005 and August 31, 2004, the market value of these securities was $2,543,933 representing 6.8% and $2,545,242 representing 7.0%, respectively, of the Trust’s long-term investments.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2005

BlackRock Insured Municipal Income Trust (BYM)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—151.4%
			Alabama—11.1%
AAA	$40,000	[3]	Jefferson Cnty. Swr., Ser. D, 5.00%, 8/01/12, FGIC	N/A	$ 44,215,600

			California—32.5%
A2	14,000		California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A, 5.375%, 5/01/22	05/12 @ 101	15,201,900
AAA	10,100		California Infrastructure & Econ. Dev., Bay Area Toll Brdgs., Ser. A, 5.00%,
			7/01/36, AMBAC	07/13 @ 100	10,519,554
			Golden St. Tobacco Sec. Corp.,
BBB	6,500		Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	6,730,880
BBB	14,500		Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	15,179,325
AAA	22,500		Ser. B, 5.00%, 6/01/43, FSA	06/13 @ 100	22,939,875
AAA	17,500		Met. Wtr. Dist. So. California, Ser. B-1, 5.00%, 10/01/33, FGIC	10/13 @ 100	18,230,100
AAA	15,000		San Francisco City & Cnty. Pub. Utils. Comm., Wtr. Rev., Ser. A, 5.00%,
			11/01/31, FSA	11/11 @ 100	15,505,200
AAA	53,000		San Joaquin Hills Transp. Corridor Agcy., Toll Road Rev., Ser. A, Zero Coupon,
			1/15/31, MBIA	No Opt. Call	13,731,770
AAA	10,910		Univ. of California, Ser. O, 5.00%, 9/01/28, FGIC	09/10 @ 101	11,343,127

					129,381,731

			District of Columbia—2.5%
BBB	9,500		Tobacco Settlement Fin. Corp., 6.75%, 5/15/40	05/11 @ 101	9,831,265

			Georgia—10.7%
AAA	2,500		Atlanta Arpt. Passenger Fac., Ser. J, 5.00%, 1/01/34, FSA	01/15 @ 100	2,594,225
			Atlanta Wtr. & Wstwtr.,
AAA	2,000		5.00%, 11/01/34, FSA	11/14 @ 100	2,080,720
AAA	3,235		5.00%, 11/01/37, FSA	11/14 @ 100	3,373,296
AAA	13,685		5.00%, 11/01/43, FSA	11/14 @ 100	14,172,049
AAA	9,555		Ser. A, 5.00%, 11/01/38, FGIC	05/09 @ 101	9,819,387
Baa2	10,000		De Kalb Cnty. Dev. Auth., PCR, General Mtrs. Corp. Proj., 6.00%, 3/15/21	12/12 @ 101	10,742,900

					42,782,577

			Illinois—14.8%
			Chicago, GO,
AAA	5,000		Ser. A, 5.00%, 1/01/34, FSA	01/14 @ 100	5,150,750
AAA	7,000		Ser. A, 5.00%, 1/01/34, MBIA	01/13 @ 100	7,191,170
AAA	11,550	[3]	Chicago Spec. Transp., 5.25%, 1/01/27, AMBAC	N/A	12,407,934
AAA	9,150	[3]	Chicago Wtr., 5.00%, 11/01/11, AMBAC	N/A	10,072,961
			Met. Pier & Exposition Auth., Ded. St. Tax Rev., McCormick Place Expansion Proj., MBIA,
AAA	18,835		Ser. A, 5.00%, 12/15/28	06/12 @ 101	19,465,784
AAA	15,000		Ser. B, Zero Coupon, 6/15/28	No Opt. Call	4,686,000

					58,974,599

			Massachusetts—6.1%
AAA	24,000		Massachusetts Tpke. Auth., Met. Hwy. Sys. Rev., Ser. A, 5.00%, 1/01/39, AMBAC	01/09 @ 101	24,451,440

			Michigan—1.3%
AAA	5,000		Detroit City Sch. Dist., GO, Ser. A, 5.125%, 5/01/31, FSA	05/12 @ 100	5,226,550

			Nevada—7.2%
AAA	6,000		Reno Transp. Proj., 5.125%, 6/01/32, AMBAC	06/12 @ 100	6,263,160
			Truckee Meadows Wtr. Auth., Ser. A, FSA,
AAA	10,000		5.00%, 7/01/25	07/11 @ 100	10,378,000
AAA	6,500		5.125%, 7/01/30	07/11 @ 100	6,797,570
AAA	5,000		5.25%, 7/01/34	07/11 @ 100	5,271,750

					28,710,480

See Notes to Financial Statements.

   BlackRock Insured Municipal Income Trust (BYM) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		New York—7.8%
		New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys. Rev.,
AAA	$12,650	Ser. B, 5.00%, 6/15/36, FSA	12/14 @ 100	$ 13,145,248
AAA	7,305	Ser. C, 5.00%, 6/15/35, AMBAC	06/14 @ 100	7,607,354
AAA	10,000	New York City Trust Cultural Resources, American Museum of Natural History,
		Ser. A, 5.00%, 7/01/44, MBIA	07/14 @ 100	10,338,300

				31,090,902

		Pennsylvania—3.8%
BBB+	5,000	Lebanon Cnty. Hlth. Facs. Auth., Good Samaritan Hosp. Proj., 6.00%, 11/15/35	11/12 @ 101	5,181,050
AAA	4,560	Pennsylvania Tpke. Comm., 5.00%, 7/15/41, AMBAC	07/11 @ 101	4,717,274
AAA	5,200	Philadelphia Gas Wks., Ser. 3, 5.125%, 8/01/31, FSA	08/11 @ 100	5,408,416

				15,306,740

		South Carolina—11.8%
AAA	5,000	So. Carolina Pub. Svc. Auth., Ser. B, 5.50%, 1/01/36, FSA	01/12 @ 100	5,397,450
		So. Carolina Transp. Infrastructure Bank, AMBAC,
AAA	9,000 [3]	Ser. A, 5.00%, 10/01/11	N/A	9,920,160
AAA	12,750	Ser. A, 5.00%, 10/01/33	10/12 @ 100	13,237,943
AAA	5,000	Ser. A, 5.00%, 10/01/33	10/13 @ 100	5,194,150
AAA	12,660	Ser. B, 5.125%, 10/01/26	10/11 @ 100	13,401,116

				47,150,819

		Tennessee—3.8%
		Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hosp. Facs. Rev., Ser. A, FSA,
AAA	11,705	Zero Coupon, 1/01/22	01/13 @ 59.566	4,718,754
AAA	9,260	Zero Coupon, 1/01/23	01/13 @ 56.016	3,497,224
AAA	8,500	Zero Coupon, 1/01/24	01/13 @ 52.749	3,009,170
AAA	6,850	Zero Coupon, 1/01/25	01/13 @ 49.712	2,281,872
AAA	5,000	Zero Coupon, 1/01/26	01/13 @ 46.781	1,561,450

				15,068,470

		Texas—29.4%
BBB	3,700	Comal Cnty. Hlth. Facs., Hlth. Care Sys., McKenna Mem. Proj., Ser. A, 6.25%, 2/01/32	02/13 @ 100	3,825,541
AAA	10,030	Coppell Indpt. Sch. Dist., Zero Coupon, 8/15/30	No Opt. Call	2,702,383
AAA	2,350	Dallas Area Rapid Trans., 5.00%, 12/01/31, AMBAC	12/11 @ 100	2,406,541
		Harris Cnty.,
AAA	7,485	GO, Zero Coupon, 8/15/25, MBIA	No Opt. Call	2,742,728
AAA	10,915	GO, Zero Coupon, 8/15/28, MBIA	No Opt. Call	3,343,046
AAA	5,510	Toll Road Rev., 5.00%, 8/15/30, FSA	08/12 @ 100	5,686,155
		Harris Cnty. Sports Auth., MBIA,
AAA	26,890	Ser. A-3, Zero Coupon, 11/15/38	11/24 @ 43.826	4,085,935
AAA	27,675	Ser. A-3, Zero Coupon, 11/15/39	11/24 @ 41.258	3,958,909
AAA	5,785	Ser. H, Zero Coupon, 11/15/38	11/31 @ 64.91	893,551
AAA	6,160	Ser. H, Zero Coupon, 11/15/39	11/31 @ 60.976	893,816
AAA	25,000 [3,4]	Houston Wtr. & Swr. Sys., Ser. A, 5.00%, 12/01/12, FSA	N/A	27,684,250
AAA	9,500	Northside Indpt. Sch. Dist., Sch. Bldg. Rmkt, 5.125%, 6/15/29	06/14 @ 100	9,990,010
		San Antonio Wtr., FGIC,
AAA	9,350	5.125%, 5/15/29	05/14 @ 100	9,879,491
AAA	10,000	5.125%, 5/15/34	05/14 @ 100	10,527,500
AAA	25,000	Texas Tpke. Auth., Central Sys. Rev., Ser. A, 5.00%, 8/15/42, AMBAC	08/12 @ 100	25,592,500
BBB+	3,000	Tyler Cnty. Hlth. Facs. Dev., Mother Frances Hosp. Proj., 6.00%, 7/01/31	07/12 @ 100	3,133,290

				117,345,646

		Virginia—2.0%
		Chesterfield Cnty. Indl. Dev. Auth., PCR, Elec. & Pwr. Co.,
A3	3,000	Ser. A, 5.875%, 6/01/17	11/10 @ 102	3,327,780
A3	4,000	Ser. B, 5.875%, 6/01/17	11/10 @ 102	4,437,040

				7,764,820

See Notes to Financial Statements.

   BlackRock Insured Municipal Income Trust (BYM) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Washington—6.3%
AAA	$ 3,655	Chelan Cnty. Pub. Util. Dist. 1, Chelan Hydro Sys., Ser. C, 5.125%, 7/01/33, AMBAC	07/12 @ 100	$ 3,814,577
AAA	4,500	Port of Seattle, Ser. A, 5.00%, 4/01/31, FGIC	10/11 @ 100	4,598,460
AAA	9,500	Seattle, GO, Ser. F, 5.125%, 12/15/28, MBIA	12/08 @ 100	9,838,295
AAA	6,380	Washington, GO, Ser. A, 5.00%, 7/01/25, FSA	07/11 @ 100	6,639,092

				24,890,424

		West Virginia—0.3%
AAA	1,295	West Virginia Econ. Dev. Auth., Correctional Juvenile Safety, Ser. A, 5.00%, 6/01/29, MBIA	06/14 @ 100	1,351,410

		Total Long-Term Investments (cost $566,779,604)		603,543,473

		SHORT-TERM INVESTMENTS—4.6%
		Maryland—0.6%
A1+	2,355 [5]	Maryland Hlth. & Higher Edl. Facs. Auth., Pooled Ln. Prog., Ser. D, 1.86%, 3/03/05, FRWD	N/A	2,355,000

	Shares
	(000)

		MONEY MARKET FUNDS—4.0%
	15,950	AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	15,950,000

		Total Short-Term Investments (cost $18,305,000)		18,305,000

		Total Investments—156.0% (cost $585,084,604)		621,848,473
		Other assets in excess of liabilities—1.4%		5,716,181
		Preferred shares at redemption value, including dividends payable—(57.4)%		(229,021,060)

		Net Assets Applicable to Common Shareholders—100%		$ 398,543,594

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown as of February 28, 2005.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 85.2% of the Trust’s managed assets.

KEY TO ABBREVIATIONS

AMBAC	— American Municipal Bond Assurance Corp.	GO	— General Obligation
FGIC	— Financial Guaranty Insurance Co.	MBIA	— Municipal Bond Insurance Association
FRWD	— Floating Rate Weekly Demand	PCR	— Pollution Control Revenue
FSA	— Financial Security Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2005

BlackRock Municipal Bond Trust (BBK)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—144.0%
		Alabama—10.9%
BBB	$ 9,250	Courtland Ind. Dev. Brd., PCR, Champion Intl. Corp. Proj., Ser. A, 6.50%, 9/01/25	09/05 @ 102	$ 9,587,162
A2	7,500	Huntsville Hlth. Care Auth., Ser. A, 5.75%, 6/01/31	06/11 @ 101	7,888,875

				17,476,037

		California—14.6%
		Golden St. Tobacco Sec. Corp., Ser. B,
A-	7,300	5.50%, 6/01/43	06/13 @ 100	7,752,308
A-	4,200	5.625%, 6/01/38	06/13 @ 100	4,540,956
B-	8,000	Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines, Inc. Proj.,
		Ser. B, 7.50%, 12/01/24	12/12 @ 102	8,081,600
		San Marcos Spl. Tax, Cmnty. Facs. Dist. No. 02-01
NR	465	5.90%, 9/01/28	09/10 @ 102	471,738
NR	865	5.95%, 9/01/35	09/10 @ 102	878,036
NR	1,585	Val Verde Unified Sch. Dist. Fin. Auth., Spec. Tax Rev., 6.25%, 10/01/28	10/13 @ 102	1,653,456

				23,378,094

		District of Columbia—11.0%
		Dist. of Columbia,
A	595	Friendship Pub. Charter Sch., Inc., 5.25%, 6/01/33, ACA	06/14 @ 100	604,532
AAA	6,000	Tax Incr., Gallary Place Proj., 5.40%, 7/01/31, FSA	07/12 @ 100	6,368,100
AAA	33,450	Georgetown Univ., Ser. A, Zero Coupon, 4/01/38, MBIA	04/11 @ 20.243	4,892,397
BBB	5,580	Tobacco Settlement Fin. Corp., 6.75%, 5/15/40	05/11 @ 101	5,774,574

				17,639,603

		Florida—19.1%
BBB-	6,200	Martin Cnty. Indl. Dev. Auth., Indiantown Cogeneration Proj., Ser. A, 7.875%, 12/15/25	03/05 @ 102	6,363,990
BB	2,810	Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	3,013,697
A	10,000	Orange Cnty. Hlth. Facs. Auth., Hosp. Adventist Hlth. Sys. Proj., 5.625%, 11/15/32	11/12 @ 101	10,621,000
AAA	7,255	Palm Beach Cnty. Hsg. Fin. Auth., Multi-Fam. Rev., Indian Trace Apts. Proj.,
		Ser. A, 5.625%, 1/01/44, FSA	01/12 @ 100	7,467,499
NR	605	Pine Islands Cmnty. Dev. Dist., Spl. Assmt., 5.75%, 5/01/35	05/12 @ 101	606,167
NR	1,470	Reunion West Cmnty. Dev. Dist., Spl. Assmt., 6.25%, 5/01/36	05/12 @ 101	1,522,244
NR	1,000	Stevens Plantation Cmnty. Dev. Dist., Spl. Assmt. Rev., Ser. A, 7.10%, 5/01/35	05/14 @ 100	1,029,260

				30,623,857

		Georgia—12.8%
AAA	3,000	Atlanta Arpt. Passenger Fac., Ser. J, 5.00%, 1/01/34, FSA	01/15 @ 100	3,113,070
		Atlanta Wtr. & Wstwtr., FSA,
AAA	5,000	5.00%, 11/01/37	11/14 @ 100	5,213,750
AAA	11,770	5.00%, 11/01/43	11/14 @ 100	12,188,894

				20,515,714

		Illinois—19.1%
AAA	23,065	Bolingbrook, GO, Ser. B, Zero Coupon, 1/01/36, FGIC	01/12 @ 23.018	3,712,312
NR	1,150	Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call	1,164,628
AAA	5,880 [3]	Chicago, GO, Ser. A, 5.50%, 1/01/38, MBIA	01/11 @ 101	6,383,975
BBB	6,000	Illinois Edl. Facs. Auth., Student Hsg. Rev., Edl. Advancement Fund Univ. Ctr. Proj.,
		6.25%, 5/01/34	05/07 @ 100	6,119,340
		Illinois Fin. Auth. Student Hsg., MJH Ed. Asst. IV Proj.,
Baa	2,525	Ser. A, 5.125%, 6/01/35	06/14 @ 100	514,285
Baa	3,425	Ser. B, 5.375%, 6/01/35	06/14 @ 100	412,904
A	6,000	Illinois Hlth. Facs. Auth., Lake Forest Hosp. Proj., Ser. A, 5.75%, 7/01/29	07/12 @ 100	6,228,060
		Met. Pier & Exposition Auth., Ded. St. Tax Rev., McCormick Place Expansion Proj., Ser. A, MBIA,
AAA	10,000	Zero Coupon, 6/15/35	No Opt. Call	2,137,800
AAA	10,000	Zero Coupon, 12/15/36	No Opt. Call	1,974,400
AAA	10,000	Zero Coupon, 12/15/37	No Opt. Call	1,870,200

				30,517,904

See Notes to Financial Statements.

BlackRock Municipal Bond Trust (BBK) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Indiana—1.3%
Aaa	$ 2,010	Multi-Fam. Hsg., Canterbury House Apts. Proj., Ser. 1, 5.90%, 12/01/34	12/11 @ 100	$ 2,127,625

		Kansas—3.3%
A-	5,000	Wichita Arpt. Auth., Arpt. Facs. Rev., Cessna Citation Svc. Ctr. Proj., Ser. A, 6.25%, 6/15/32	06/12 @ 101	5,355,150

		Louisiana—0.7%
Baa1	1,165	Louisiana Local Gov’t. Env. Facs. & Cmnty. Dev. Auth., Oakleigh Apts. Proj.,
		Ser. A, 6.375%, 6/01/38	06/13 @ 102	1,172,689

		Maryland—3.4%
NR	1,250	Baltimore, Spec. Oblig. Rev., Harborview Lot No. 2 Proj., 6.50%, 7/01/31	07/13 @ 101	1,315,550
NR	3,000	Frederick Cnty. Spl. Oblig., Urbana Cmnty. Dev. Auth., Ser. B, 6.25%, 7/01/30	07/07 @ 102	3,023,820
Baa1	1,040	Maryland Hlth. & Higher Edl. Facs. Auth., Medstar Hlth. Proj., 5.50%, 8/15/33	08/14 @ 100	1,085,126

				5,424,496

		Multi-State—7.4%
Baa1	10,500 [4]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	11,924,115

		Nevada—1.2%
NR	575	Director of the St. of Nevada Dept. of Business & Ind., Las Ventanas Retirement Proj.,
		Ser. A, 7.00%, 11/15/34	11/14 @ 100	573,879
NR	1,400	Las Vegas Spec. Impvt. Dist. No. 809, Summerlin Area Proj., 5.65%, 6/01/23	06/05 @ 103	1,414,364

				1,988,243

		New Jersey—9.0%
		New Jersey Econ. Dev. Auth.,
BBB	1,500	Cigarette Tax Rev., 5.50%, 6/15/31	06/14 @ 100	1,540,815
B	3,000	Continental Airlines, Inc. Proj., 7.20%, 11/15/30	11/10 @ 101	2,634,960
Baa3	7,500	Kapkowski Road Landfill Proj., 6.50%, 4/01/28	No Opt. Call	8,671,125
BBB-	1,500	Winchester Proj., Ser. A, 5.80%, 11/01/31	11/14 @ 100	1,559,175

				14,406,075

		New York—2.5%
AAA	1,330	Env. Facs. Corp., Clean Wtr. & Drinking Wtr. Rev., NYC Mun. Wtr. Proj.,
		Ser. B, 5.00%, 6/15/31	06/12 @ 100	1,380,859
AAA	1,760	Met. Transp. Auth., Svc. Contract, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	1,824,311
AAA	765	New York Dorm. Auth., Montefiore Hosp. Proj., 5.00%, 8/01/33, FGIC	02/15 @ 100	795,286

				4,000,456

		Ohio—1.0%
NR	1,500	Port of Greater Cincinnati Dev. Auth., Coop. Pub. Pkg. Infrastructure Proj., 6.40%, 2/15/34	02/14 @ 102	1,538,985

		Oklahoma—1.1%
B-	1,725	Tulsa Mun. Arpt. Trust, Ser. A, 7.75%, 6/01/35	No Opt. Call	1,742,699

		Oregon—0.7%
Aaa	1,000	Multi-Fam. Hsg., Pacific Tower Apts. Proj., Ser. 6, 6.05%, 11/01/34	06/12 @ 100	1,059,330

		Pennsylvania—3.3%
BB-	4,895	Pennsylvania Econ. Dev. Fin. Auth., Exempt Facs. Rev., Reliant Energy Conv. Proj.,
		Ser. A, 6.75%, 12/01/36	12/09 @ 103	5,229,035

		South Carolina—0.7%
BBB	1,000	So. Carolina Jobs Econ. Dev. Auth., Hosp. Facs. Rev., Palmetto Hlth. Alliance Proj.,
		Ser. C, 7.00%, 8/01/30	08/13 @ 100	1,124,210

		Texas—15.0%
BBB	880	Brazos River Auth., PCR, TXU Elec. Co. Proj., Ser. C, 6.75%, 10/01/38	10/13 @ 101	957,695
AAA	940	Dallas Area Rapid Trans., 5.00%, 12/01/31, AMBAC	12/11 @ 100	962,617
AAA	11,690	Harris Cnty. Houston Sports Auth., Ser. G, Zero Coupon, 11/15/41, MBIA	11/31 @ 53.779	1,495,969
Aaa	2,840	Multi-Fam. Hsg., Copperwood Ranch Apts. Proj., Ser. 9, 5.95%, 11/01/35	06/12 @ 100	3,007,333
AAA	60,000	Texas Tpke. Auth., Central Sys. Rev., Zero Coupon, 8/15/35, AMBAC	08/12 @ 25.665	10,431,600
BBB+	6,840	Tyler Cnty. Hlth. Facs. Dev., Mother Frances Hosp. Proj., 6.00%, 7/01/31	07/12 @ 100	7,143,901

				23,999,115

		West Virginia—0.3%
AAA	520	West Virginia Econ. Dev. Auth., Correctional Juvenile Safety, Ser. A, 5.00%, 6/01/29, MBIA	06/14 @ 100	542,651

See Notes to Financial Statements.

BlackRock Municipal Bond Trust (BBK) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Wisconsin—5.6%
		Wisconsin Hlth. & Edl. Facs. Auth.,
BBB+	$ 1,350	Aurora Hlth. Care Proj., 6.40%, 4/15/33	04/13 @ 100	$ 1,485,135
A-	7,000	Wheaton Franciscan Svcs. Proj., 5.75%, 8/15/30	02/12 @ 101	7,416,010

				8,901,145

		Total Long-Term Investments (cost $215,993,699)		230,687,228

		SHORT-TERM INVESTMENTS—13.2%
		California—2.9%
A-1+	4,610 [5]	Orange Cnty. Sanit. Dist., COP, Ser. A, 1.77%, 3/01/05, FRDD	N/A	4,610,000

		Massachusetts—2.5%
A-1+	4,000 [5]	Massachusetts St. Dev. Fin. Agcy., Boston Univ., Ser. R-4, 1.79%, 3/01/05, XLCA, FRDD	N/A	4,000,000

		New York—0.7%
A-1+	1,200 [5]	New York City Transl. Fin. Auth., Ser. A-1, 1.86%, 3/02/05, FRWD	N/A	1,200,000

	Shares
	(000)

		MONEY MARKET FUNDS—7.1%
	8,000	AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	8,000,000
	3,350	SSgA Tax Free Money Mkt. Fund	N/A	3,350,000

				11,350,000

		Total Short-Term Investments (cost $21,160,000)		21,160,000

		Total Investments—157.2% (cost $237,153,699)		$ 251,847,228
		Liabilities in excess of other assets—(0.7)%		(1,128,790)
		Preferred shares at redemption value, including dividends payable—(56.5)%		(90,523,359)

		Net Assets Applicable to Common Shareholders—100%		$ 160,195,079

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[4]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of February 28, 2005, the Trust held 7.4% of its net assets, with a current market value of $11,924,115, in securities restricted as to resale.
[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown as of February 28, 2005.

KEY TO ABBREVIATIONS

ACA	— American Capital Access	FSA	— Financial Security Assurance
AMBAC	— American Municipal Bond Assurance Corp.	GO	— General Obligation
COP	— Certificate of Participation	PCR	— Pollution Control Revenue
FGIC	— Financial Guaranty Insurance Co.	MBIA	— Municipal Bond Insurance Association
FRDD	— Floating Rate Daily Demand	XLCA	— XL Capital Assurance
FRWD	— Floating Rate Weekly Demand

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2005

BlackRock Municipal Income Trust II (BLE)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—151.4%
		California—15.3%
A	$ 2,250	Agua Caliente Band, Cahuilla Indians Proj., 6.00%, 7/01/18	07/13 @ 100	$ 2,310,547
A	3,500	California Mobilehome Park Fin. Auth., Palomar Estates East & West Proj.,
		Ser. A, 5.25%, 3/15/34, ACA	03/13 @ 102	3,601,710
A	5,000	California Statewide Cmnty. Dev. Auth., Mem. Hlth. Svcs., Ser. A, 5.50%, 10/01/33	04/13 @ 100	5,242,100
		Golden St. Tobacco Sec. Corp., Ser. B,
A-	16,850	5.50%, 6/01/43	06/13 @ 100	17,894,026
A-	8,800	5.625%, 6/01/38	06/13 @ 100	9,514,384
B-	6,660	Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines, Inc. Proj., Ser. C, 7.50%	12/12 @ 102	6,776,750
NR	4,620	San Francisco City & Cnty. Redev. Agcy., Cmnty. Facs. Dist., Mission Bay South Proj.,
		6.625%, 8/01/27	08/11 @ 101	4,860,841
		San Marcos Spl. Tax, Cmnty. Facs. Dist. No. 02-01
NR	990	5.90%, 9/01/28	09/10 @ 102	1,004,345
NR	1,855	5.95%, 9/01/35	09/10 @ 102	1,882,955

				53,087,658

		Colorado—4.4%
AA	10,000 [3]	Colorado Hlth. Facs. Auth., Catholic Hlth. Initiatives Proj., Ser. A, 5.50%, 3/01/32	ETM	10,971,500
AAA	4,000	Northwest Pkwy. Pub. Hwy. Auth., Ser. A, 5.25%, 6/15/41, FSA	06/11 @ 102	4,196,800

				15,168,300

		District of Columbia—6.1%
A	1,265	Dist. of Columbia, Friendship Pub. Charter Sch., Inc. Proj., 5.25%, 6/01/33, ACA	06/14 @ 100	1,285,265
		Tobacco Settlement Fin. Corp.,
BBB	7,500	6.50%, 5/15/33	No Opt. Call	7,767,300
BBB	11,500	6.75%, 5/15/40	05/11 @ 101	11,901,005

				20,953,570

		Florida—16.6%
		Fishhawk Cmnty. Dev. Dist. II, Spec. Assmnt. Rev,
NR	3,000	Ser. A, 6.25%, 5/01/34	05/13 @ 101	3,132,570
NR	3,815	Ser. B, 5.00%, 11/01/07	No Opt. Call	3,852,959
NR	4,780	Lakes by the Bay So. Cmnty. Dev. Dist., Florida Spl. Assmt., Ser. A, 6.25%, 5/01/34	05/14 @ 101	4,968,284
A-	2,650	Leesburg Hosp., Leesburg Regl. Med. Ctr. Proj., 5.50%, 7/01/32	07/12 @ 100	2,731,912
NR	3,200	Live Oak Comm. Dev., Dist. No. 1 Spec. Assmnt. Rev., Ser. A, 6.30%, 5/01/34	05/13 @ 101	3,341,184
BB	6,230	Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	6,681,613
A	6,850	Orange Cnty. Hlth. Facs. Auth., Adventist Hlth. Sys. Proj., 5.625%, 11/15/32	11/12 @ 101	7,275,385
AA-	14,000	Pinellas Cnty. Hlth. Fac. Auth., Baycare Hlth. Sys. Proj., 5.50%, 11/15/33	05/13 @ 100	14,676,200
NR	2,085	Stevens Plantation Cmnty. Dev. Dist., Spl. Assmt. Rev., Ser. A, 7.10%, 5/01/35	05/14 @ 100	2,146,007
NR	4,625	Sumter Cnty. Ind. Dev. Auth., No. Sumter Util. Co. LLC Proj., 6.90%, 10/01/34	10/09 @ 100	4,714,633
NR	3,715	Sumter Landing Cmnty. Dev., Spec. Assmnt. Rev, 6.875%, 5/01/23	05/13 @ 101	3,910,446

				57,431,193

		Georgia—6.3%
AAA	4,000	Atlanta Arpt. Passenger Fac., Ser. J, 5.00%, 1/01/34, FSA	01/15 @ 100	4,150,760
AAA	11,995	Atlanta Wtr. & Wstwtr., 5.00%, 11/01/43, FSA	11/14 @ 100	12,421,902
BBB	5,000	Milledgeville-Baldwin Cnty. Dev. Auth., Georgia Coll. & St. Univ. Fndtn. Proj.,
		5.625%, 9/01/30	09/14 @ 101	5,188,350

				21,761,012

		Illinois—15.9%
AAA	4,000	Bolingbrook, GO, Ser. A, 5.375%, 1/01/38, FGIC	01/12 @ 100	4,254,280
NR	2,470	Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call	2,501,418
A	7,500 [4]	Illinois Dev. Fin. Auth., Hosp. Rev., Adventist Hlth. Sys. Sunbelt Oblig. Proj., 5.65%, 11/15/24	11/09 @ 101	7,863,525
AA+	1,880	Illinois Fin. Auth., Northwestern Mem. Hosp. Proj., Ser. A, 5.50%, 8/15/43	08/14 @ 100	2,003,986
		Illinois Fin. Auth. Student Hsg., MJH Ed. Asst. IV Proj.,
Baa2	1,125	Ser. A, 5.125%, 6/01/35	06/14 @ 100	1,102,039
Baa	3,900	Ser. B, 5.375%, 6/01/35	06/14 @ 100	874,386
A	8,000	Illinois Hlth. Facs. Auth., Elmhurst Mem. Hlth. Care Proj., 5.50%, 1/01/22	01/13 @ 100	8,414,560
AAA	15,000	Illinois Sports Facs. Auth., Ded. St. Tax Supported Rev., Zero Coupon, 6/15/30, AMBAC	06/15 @ 101	12,022,500

See Notes to Financial Statements.

BlackRock Municipal Income Trust II (BLE) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Illinois—(continued)
			Met. Pier & Exposition Auth., Ded. St. Tax Rev., McCormick Place Expansion Proj., Ser. A, MBIA,
AAA	$45,190		Zero Coupon, 6/15/33	No Opt. Call	$ 10,726,750
AAA	5,000		Zero Coupon, 6/15/40	No Opt. Call	817,200
AAA	4,290		O’Hare Intl. Arpt., Ser. C-2, 5.25%, 1/01/30, FSA	01/14 @ 100	4,430,412

					55,011,056

			Indiana—9.2%
Baa2	5,500		Fort Wayne, PCR, Gen. Mtrs. Corp. Proj., 6.20%, 10/15/25	12/12 @ 101	5,897,925
AA	5,000		Indiana Hlth. Fac. Fin. Auth., Ascension Hlth. Proj., Ser. F, 5.375%, 11/15/25	11/12 @ 101	5,173,350
AAA	19,735		Indianapolis Local Pub. Impvt. Bond Bank, Wtr. Wks. Proj., Ser. A, 5.25%, 7/01/33, MBIA	07/12 @ 100	20,736,946

					31,808,221

			Louisiana—0.7%
Baa1	2,485		Louisiana Local Gov’t. Env. Facs. & Cmnty. Dev. Auth., Oakleigh Apts. Proj., Ser. A,
			6.375%, 6/01/38	06/13 @ 102	2,501,401

			Maryland—3.4%
NR	3,000		Frederick Cnty. Spl. Oblig., Urbana Cmnty. Dev. Auth. Proj., Ser. A, 5.95%, 7/01/30	07/07 @ 102	3,024,060
Baa3	5,000		Maryland Econ. Dev. Corp., Student Hsg. Rev., Univ. of Maryland Proj.,
			Ser. A, 5.75%, 10/01/33	10/13 @ 100	5,209,200
			Maryland Hlth. & Higher Edl. Facs. Auth.,
Baa1	2,240		Medstar Hlth. Proj., 5.50%, 8/15/33	08/14 @ 100	2,337,194
A3	1,000		Union Hosp. of Cecil Cnty. Proj., 5.625%, 7/01/32	07/12 @ 100	1,047,870

					11,618,324

			Mississippi—1.7%
BBB	4,950		Lowndes Cnty. Sld. Wst. Disp., PCR, Weyerhaeuser Co. Proj., Ser. A, 6.80%, 4/01/22	No Opt. Call	5,958,612

			Missouri—1.8%
NR	6,000		Dept. of Transp., Rt. 370/Missouri Bottom Rd./Taussig Rd. Proj., 7.20%, 5/01/33	05/13 @ 100	6,274,080

			Multi-State—3.8%
			Charter Mac Equity Issuer Trust,
A3	1,000	[5]	Ser. A, 5.75%, 4/30/15	No Opt. Call	1,042,100
A3	3,500	[5]	Ser. A, 6.00%, 4/30/19	No Opt. Call	3,663,240
Baa1	5,000	[5]	Ser. B, 6.00%, 4/30/15	No Opt. Call	5,207,950
Baa1	3,000	[5]	Ser. B, 6.30%, 4/30/19	No Opt. Call	3,152,130

					13,065,420

			Nevada—2.9%
NR	1,225		Director of the State of Nevada Dept. of Business & Ind., Las Ventanas Retirement Proj.,
			Ser. A, 7.00%, 11/15/34	11/14 @ 100	1,222,611
NR	2,975		Henderson Local Impvt. Dist. No. T-14, 5.80%, 3/01/23	03/05 @ 103	3,068,088
			No. Las Vegas Local Impvt., Spec. Impvt. Dist. 60 Aliante,
NR	2,500		6.125%, 12/01/17	06/05 @ 103	2,577,025
NR	3,000		6.40%, 12/01/22	06/05 @ 103	3,092,160

					9,959,884

			New Jersey—12.2%
			New Jersey Econ. Dev. Auth.,
BBB	9,000		Cigarette Tax Rev., 5.50%, 6/15/31	06/14 @ 100	9,244,890
BBB	4,000		Cigarette Tax Rev., 5.75%, 6/15/34	06/14 @ 100	4,173,000
B	10,100		Continental Airlines, Inc. Proj., 7.20%, 11/15/30	11/10 @ 101	8,871,032
Baa3	7,475		Kapkowski Road Landfill Proj., 6.50%, 4/01/28	No Opt. Call	8,642,221
Baa3	10,000		Kapkowski Road Landfill Proj., 6.50%, 4/01/31	No Opt. Call	11,436,700

					42,367,843

			New Mexico—1.4%
Baa1	5,200		New Mexico Hsg. Auth., Region III, Villa Delaware Oso Apts. Proj., Ser. A, 6.00%, 1/01/38	01/13 @ 102	4,756,908

			New York—4.5%
AAA	2,845		Env. Facs. Corp., Clean Wtr. & Drinking Wtr. Rev., NYC Mun. Wtr. Proj.,
			Ser. B, 5.00%, 6/15/31	06/12 @ 100	2,953,793
AAA	3,775		Met. Transp. Auth., Svc. Contract, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	3,912,938
Caa2	8,800		Port Auth. of NY & NJ, Spec. Oblig. Rev., Contl/Eastn. LaGuardia Proj., 9.00%, 12/01/10	03/05 @ 100	8,813,464

					15,680,195

See Notes to Financial Statements.

BlackRock Municipal Income Trust II (BLE) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Oklahoma—1.1%
B-	$ 3,925	Tulsa Mun. Arpt. Trust, Ser. A, 7.75%, 6/01/35	No Opt. Call	$ 3,965,271

		Pennsylvania—6.3%
BBB+	5,000	Monroe Cnty. Hosp. Auth., Pocono Med. Ctr. Proj., 6.00%, 1/01/43	01/14 @ 100	5,236,600
		Pennsylvania Econ. Dev. Fin. Auth., Ser. A,
A3	5,175	Amtrak Proj., 6.375%, 11/01/41	05/11 @ 101	5,374,444
BB-	10,565	Exempt Facs. Rev., Reliant Energy Conv. Proj., 6.75%, 12/01/36	12/09 @ 103	11,285,956

				21,897,000

		South Carolina—6.7%
		Greenwood Cnty. Hosp., Self Mem. Hosp. Facs. Proj.,
A	3,280	5.50%, 10/01/26	10/11 @ 100	3,409,921
A	3,250	5.50%, 10/01/31	10/11 @ 100	3,373,175
NR	3,995	Lancaster Cnty. Assmnt., Edgewater Impvt. Dist., Ser. A, 6.875%, 11/01/35	11/13 @ 101	4,169,502
		So. Carolina Jobs Econ. Dev. Auth., Hosp. Facs. Rev.,
AA	3,750	Georgetown Mem. Hosp. Proj., 5.375%, 2/01/30, RAA	08/11 @ 100	3,937,200
BBB	2,640	Palmetto Hlth. Alliance Proj., Ser. A, 6.25%, 8/01/31	08/13 @ 100	2,810,121
BBB	5,000	Palmetto Hlth. Alliance Proj., Ser. C, 6.875%, 8/01/27	08/13 @ 100	5,557,250

				23,257,169

		Tennessee—2.5%
AAA	20,405	Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hosp. Facs. Rev., Ser. A, Zero Coupon, 1/01/21, FSA	01/13 @ 63.44	8,794,555

		Texas—16.0%
BBB	1,650	Brazos River Auth., PCR, TXU Elec. Co. Proj., Ser. C, 6.75%, 10/01/38	10/13 @ 101	1,795,679
AAA	2,015	Dallas Area Rapid Trans., 5.00%, 12/01/31, AMBAC	12/11 @ 100	2,063,481
BBB	20,000	Gulf Coast Wst. Disp. Auth., Env. Impvt. Rev., Ser. A, 6.10%, 8/01/24	08/12 @ 100	21,207,800
AAA	25,375	Harris Cnty. Houston Sports Auth., Ser. A-3, Zero Coupon, 11/15/36, MBIA	11/24 @ 49.423	4,348,006
		Texas Tpke. Auth., Central Sys. Rev., AMBAC,
AAA	73,370	Zero Coupon, 8/15/36	08/12 @ 24.171	12,012,870
AAA	65,000	Zero Coupon, 8/15/37	8/12 @ 22.708	10,000,250
AAA	27,600	Zero Coupon, 8/15/38	08/12 @ 21.384	3,998,688

				55,426,774

		Virginia—6.8%
NR6	13,340	Alexandria Redev. & Hsg. Auth., 3001 Park Ctr. Apts. Proj., Ser. A, 6.375%, 4/01/34	04/08 @ 103	13,721,257
AAA	9,000	Halifax Cnty. Indl. Dev. Auth., Exempt Fac. Rev., Old Dominion Elec. Coop. Proj.,
		5.625%, 6/01/28, AMBAC	06/13 @ 101	9,739,710

				23,460,967

		West Virginia—1.8%
BBB	5,000	Mason Cnty., PCR, Rfdg. Appalachian Pwr. Co. Proj., Ser. L, 5.50%, 10/01/22	10/11 @ 100	5,135,650
AAA	1,115	West Virginia Econ. Dev. Auth., Correctional Juvenile Safety, Ser. A, 5.00%, 6/01/29, MBIA	06/14 @ 100	1,163,569

				6,299,219

		Wisconsin—4.0%
		Wisconsin Hlth. & Edl. Facs. Auth.,
A-	3,930	Aurora Hlth. Care Proj., 6.40%, 4/15/33	04/13 @ 100	4,323,393
A-	4,000	Synergy Hlth., Inc. Proj., 6.00%, 11/15/32	08/13 @ 100	4,267,440
A	5,000	Wheaton Franciscan Svcs. Proj., 5.75%, 8/15/25	02/12 @ 101	5,317,500

				13,908,333

		Total Long-Term Investments (cost $493,871,159)		524,412,965

		SHORT-TERM INVESTMENTS—6.6%
		California—0.0%
A-1	75 [7]	California Hlth. Facs. Fin. Auth., Scripps Hlth. Proj., Ser. B, 1.77%, 3/02/05, MBIA, FRWD	N/A	75,000

		Pennsylvania—0.5%
A-1	1,815 [7]	Emmaus Gen. Auth., 1.86%, 3/02/05, FSA, FRWD	N/A	1,815,000

See Notes to Financial Statements.

BlackRock Municipal Income Trust II (BLE) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUNDS—6.1%
17,350	AIM Tax Free Investment Co. Cash Reserve Portfolio	$ 17,350,000
3,700	SSgA Tax Free Money Mkt. Fund	3,700,000

		21,050,000

	Total Short-Term Investments (cost $22,940,000)	22,940,000

	Total Investments—158.0% (cost $516,811,159)	$ 547,352,965
	Other assets in excess of liabilities—1.3%	4,572,194
	Preferred shares at redemption value, including dividends payable—(59.3)%	(205,607,050)

	Net Assets Applicable to Common Shareholders—100%	$ 346,318,109

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This security is collateralized by U.S. Treasury obligations.
[4]	Entire or partial principal amount pledged as collateral for financial futures contracts.
Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of February 28, 2005, the Trust held 3.8% of its net assets, with a current market value of $13,065,420, in securities restricted as to resale.
[6]	Security is deemed to be of investment grade quality by the investment advisor.
[7]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown as of February 28, 2005.

KEY TO ABBREVIATIONS

ACA	— American Capital Access	FSA	— Financial Security Assurance
AMBAC	— American Municipal Bond Assurance Corp.	GO	— General Obligation
ETM	— Escrowed to Maturity	MBIA	— Municipal Bond Insurance Association
FGIC	— Financial Guaranty Insurance Co.	PCR	— Pollution Control Revenue
FRWD	— Floating Rate Weekly Demand	RAA	— Radian Asset Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2005

BlackRock California Insured Municipal Income Trust (BCK)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—143.0%
		California—143.0%
AAA	$ 6,500	Benicia Unified Sch. Dist., Ser. B, Zero Coupon, 8/01/23, MBIA	No Opt. Call	$ 2,661,100
A	6,500	California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A, 5.25%, 5/01/20	05/12 @ 101	7,016,425
AAA	2,385	California Edl. Facs. Auth., Scripps Coll. Proj., 5.00%, 8/01/31, MBIA	08/11 @ 100	2,456,025
AAA	4,500 [3]	California Infrastructure & Econ. Dev., Rand Corp. Proj., Ser. A, 5.25%, 4/01/42, AMBAC	04/12 @ 100	4,713,570
AAA	5,000	California Pub. Wks. Brd., Dept. of Gen. Svcs., Ser. A, 5.00%, 12/01/27, AMBAC	12/12 @ 100	5,194,750
AAA	4,000	California St., 5.00%, 6/01/31, AMBAC	12/14 @ 100	4,159,320
		Ceres Unified Sch. Dist., Ser. B, FGIC,
AAA	3,055	Zero Coupon, 8/01/30	08/12 @ 34.887	750,644
AAA	3,180	Zero Coupon, 8/01/31	08/12 @ 32.868	735,693
AAA	3,300	Zero Coupon, 8/01/32	08/12 @ 30.966	720,621
AAA	3,440	Zero Coupon, 8/01/33	08/12 @ 29.174	708,502
AAA	3,575	Zero Coupon, 8/01/34	08/12 @ 27.782	695,016
AAA	3,275	Zero Coupon, 8/01/35	08/12 @ 26.186	600,930
A3	2,600	Kaweah Delta Hlth. Care Dist., 6.00%, 8/01/34	08/12 @ 102	2,807,064
AAA	2,000	Long Beach Unified Sch. Dist., Ser. D, 5.00%, 8/01/31, FSA	08/10 @ 101	2,065,200
		Los Angeles Dept. of Wtr. & Pwr., Wtr. Wks. Rev., Ser. A, FGIC,
AAA	5,000	5.00%, 7/01/43	07/12 @ 100	5,148,000
AAA	5,000	5.125%, 7/01/41	07/11 @ 100	5,181,250
AAA	5,000	Los Angeles Unified Sch. Dist., Ser. E, 5.125%, 1/01/27, MBIA	07/12 @ 100	5,292,050
		Los Angeles Wstwtr. Sys., Ser. A,
AAA	5,000	5.00%, 6/01/27, MBIA	06/13 @ 100	5,233,400
AAA	6,025	5.00%, 6/01/32, FGIC	06/12 @ 100	6,239,189
AAA	5,000	No. California Pwr. Agcy., Pub. Pwr. Rev., Hydroelec. Proj. 1, Ser. A, 5.00%, 7/01/28, MBIA	07/08 @ 101	5,189,200
AAA	2,500	No. Orange Cnty. Cmnty. Coll. Dist., Ser. A, 5.00%, 2/01/27, MBIA	08/12 @ 101	2,618,725
AAA	5,000	Riverside Unified Sch. Dist., Ser. A, 5.00%, 2/01/27, FGIC	02/12 @ 101	5,225,600
AAA	5,295	San Diego Cnty. Wtr. Auth., COP, Ser. A, 5.00%, 5/01/32, MBIA	05/12 @ 101	5,484,826
AAA	4,805	San Diego Redev. Agcy., Centre City Proj., Ser. A, 5.00%, 9/01/28, MBIA	09/11 @ 101	4,991,482
AAA	4,000	San Diego Univ. Fndtn Aux. Org., Ser. A, 5.00%, 3/01/37, MBIA	03/12 @ 100	4,123,720
AAA	20,000	San Joaquin Hills Transp. Corridor Agcy., Toll Road Rev., Ser. A, Zero Coupon, 1/15/31, MBIA	No Opt. Call	5,181,800
AAA	6,000	San Jose Fin. Auth., Civic Ctr. Proj., Ser. B, 5.00%, 6/01/37, AMBAC	06/12 @ 100	6,153,480
AAA	11,125	Santa Rosa Wstwtr., Ser. B, Zero Coupon, 9/01/27, AMBAC	No Opt. Call	3,567,899
AAA	3,000	Tustin Unified Sch. Dist., Spec. Tax Rev., Cmnty. Facs. Dist. 97—1, Ser. A, 5.00%, 9/01/38, FSA	09/12 @ 100	3,079,170
AAA	4,000	Westlands Wtr. Dist., COP, 5.00%, 9/01/34, MBIA	09/12 @ 101	4,131,320

		Total Long-Term Investments (cost $107,680,297)		112,125,971

		SHORT-TERM INVESTMENTS—14.4%
		California—4.5%
A-1+	3,500 [4]	California Econ. Recovery, Ser. C—5, 1.80%, 3/01/05, FRDD	N/A	3,500,000

		MONEY MARKET FUNDS—9.9%
	3,900	AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	3,900,000
	3,900	SSgA Tax Free Money Mkt. Fund	N/A	3,900,000

				7,800,000

		Total Short-Term Investments (cost $11,300,000)		11,300,000

		Total Investments—157.4% (cost $118,980,297)		$ 123,425,971
		Other assets in excess of liabilities—1.9%		1,476,136
		Preferred shares at redemption value, including dividends payable—(59.3)%		(46,502,166)

		Net Assets Applicable to Common Shareholders—100%		$ 78,399,941

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[4]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown as of February 28, 2005.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 89.1% of the Trust’s managed assets.

KEY TO ABBREVIATIONS

AMBAC	— American Municipal Bond Assurance Corp.	FRDD	— Floating Rate Daily Demand
COP	— Certificate of Participation	FSA	— Financial Security Assurance
FGIC	— Financial Guaranty Insurance Co.	MBIA	— Municipal Bond Insurance Association

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2005

BlackRock California Municipal Bond Trust (BZA)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—142.2%
			California—134.6%
AAA	$ 5,000		Anaheim Pub. Fin. Auth., Pub. Impvt. Proj., Ser. C, Zero Coupon, 9/01/32, FSA	No Opt. Call	$ 1,186,750
A2	4,000		California Edl. Facs. Auth., Univ. of San Diego Proj., Ser. A, 5.25%, 10/01/30	10/12 @ 100	4,190,680
A	3,270		California Hlth. Facs. Fin. Auth., Insured Hlth. Facs. Valleycare Proj., Ser. A, 5.375%, 5/01/27	05/12 @ 100	3,463,813
			California Infrastructure & Econ. Dev.,
AAA	3,000	[3]	5.25%, 6/01/07, MBIA	N/A	3,216,120
AAA	1,600		Bay Area Toll Brdgs., Ser. A, 5.00%, 7/01/36, AMBAC	07/13 @ 100	1,666,464
A	3,750		J. David Gladstone Inst. Proj., 5.25%, 10/01/34	10/11 @ 101	3,860,813
AAA	3,500	[4]	Rand Corp. Proj., Ser. A, 5.25%, 4/01/42, AMBAC	04/12 @ 100	3,666,110
			California Statewide Cmnty. Dev. Auth.,
A	5,000		Kaiser Permanente Proj., Ser. A, 5.50%, 11/01/32	11/12 @ 100	5,241,400
AA-	3,250		Sutter Hlth. Oblig. Grp. Proj., Ser. B, 5.625%, 8/15/42	08/12 @ 100	3,399,630
BBB	3,845		Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev., 5.75%, 1/15/40	01/10 @ 101	3,906,405
			Golden St. Tobacco Sec. Corp.,
BBB	2,000		Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	2,071,040
BBB	1,000		Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	1,046,850
A-	2,500		Ser. B, 5.50%, 6/01/43	06/13 @ 100	2,654,900
A-	1,300		Ser. B, 5.625%, 6/01/38	06/13 @ 100	1,405,534
A3	1,745		Kaweah Delta Hlth. Care Dist., 6.00%, 8/01/34	08/12 @ 102	1,883,972
			Lathrop Fin. Auth., Wtr. Sply. Proj.,
NR5	655		5.90%, 6/01/27	06/13 @ 100	660,711
NR5	1,180		6.00%, 6/01/35	06/13 @ 100	1,201,311
			Live Oak Unified Sch. Dist., XLCA, Cap. Apprec. Election Proj.,
AAA	795		Ser. B, Zero Coupon, 8/01/30	08/18 @ 52.942	197,995
AAA	830		Ser. B, Zero Coupon, 8/01/31	08/18 @ 50.064	195,199
AAA	865		Ser. B, Zero Coupon, 8/01/32	08/18 @ 47.332	192,549
AAA	905		Ser. B, Zero Coupon, 8/01/33	08/18 @ 44.74	189,489
AAA	945		Ser. B, Zero Coupon, 8/01/34	08/18 @ 42.283	186,732
AAA	705		Ser. N, Zero Coupon, 8/01/29	08/18 @ 55.976	185,894
B-	1,000		Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines, Inc. Proj.,
			Ser. B, 7.50%, 12/01/24	12/12 @ 102	1,010,200
B-	680		Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines, Inc. Proj., Ser. C, 7.50%,	12/12 @ 102	691,920
			Multi-Fam. Hsg.,
Aaa	2,240		San Lucas Apts. Proj., Ser. 5, Zero Coupon, 11/01/34	06/12 @ 100	2,370,592
Aaa	2,410		Westgate Courtyard Apts. Proj., Ser. 3, Zero Coupon, 11/01/34	12/11 @ 100	2,526,042
NR	2,400		Orange Cnty. Cmnty. Facs. Dist., Spl. Tax Rev., Ladera Ranch Proj., Ser. A, 6.00%, 8/15/32	08/10 @ 101	2,536,224
BBB	3,000		Palm Springs Mobile Home Park, Sahara Mobile Home Park Proj., 5.75%, 5/15/37	05/12 @ 102	3,139,290
NR	2,500		San Francisco City & Cnty. Redev. Agcy., Cmnty. Facs. Dist., Mission Bay South Proj.,
			6.25%, 8/01/33	08/11 @ 101	2,578,975
AAA	15,000		Santa Ana Unified Sch. Dist., COP, Zero Coupon, 4/01/29, FSA	No Opt. Call	4,347,750
AAA	2,500		Santa Clara Valley Wtr. Dist., Wtr. Util. Sys. Rev., Ser. A, 5.125%, 6/01/31, FGIC	06/10 @ 100	2,594,550
BBB+	1,500		Statewide Cmnty. Dev. Auth., Daughters of Charity Health Proj., Ser. A, 5.25%, 7/01/30	07/15 @ 100	1,539,600
A+	1,500		Torrance Hosp. Rev., Torrance Mem. Med. Ctr. Proj., Ser. A, 5.50%, 6/01/31	06/11 @ 101	1,557,915

					70,763,419

			Multi-State—7.6%
Baa1	3,500	[6]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	3,974,705

			Total Long-Term Investments (cost $69,781,384)		74,738,124

			SHORT-TERM INVESTMENTS—17.1%
			California—7.2%
A-1+	2,300	[7]	California Econ. Recovery, Ser. C-5, 1.80%, 3/01/05, FRDD	N/A	2,300,000
A-1+	1,500	[7]	Newport Beach Rev., Hoag Mem. Presbyterian Hosp. Proj., 1.80%, 3/01/05, FRDD	N/A	1,500,000

					3,800,000

See Notes to Financial Statements.

BlackRock California Municipal Bond Trust (BZA) (continued)

Shares
(000)	Description		Value

	MONEY MARKET FUNDS—9.9%
2,600	AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	$ 2,600,000
2,600	SSgA Tax Free Money Mkt. Fund	N/A	2,600,000

			5,200,000

	Total Short-Term Investments (cost $9,000,000)		9,000,000

	Total Investments—159.3% (cost $78,781,384)		$ 83,738,124
	Liabilities in excess of other assets—(2.3)%		(1,184,826)
	Preferred shares at redemption value, including dividends payable—(57.0)%		(29,976,304)

	Net Assets Applicable to Common Shareholders—100%		$ 52,576,994

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[5]	Security is deemed to be of investment grade quality by the investment advisor.
[6]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of February 28, 2005, the Trust held 7.6% of its net assets, with a current market value of $3,974,705, in securities restricted as to resale.
[7]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown as of February 28, 2005.

KEY TO ABBREVIATIONS

AMBAC	— American Municipal Bond Assurance Corp.	FSA	— Financial Security Assurance
COP	— Certificate of Participation	MBIA	— Municipal Bond Insurance Association
FGIC	— Financial Guaranty Insurance Co.	XLCA	— XL Capital Assurance
FRDD	— Floating Rate Daily Demand

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2005

BlackRock California Municipal Income Trust II (BCL)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—153.2%
			California—149.6%
			Anaheim Pub. Fin. Auth., Pub. Impvt. Proj., Ser. C, FSA,
AAA	$15,000		Zero Coupon, 9/01/34	No Opt. Call	$ 3,197,400
AAA	10,000		Zero Coupon, 9/01/36	No Opt. Call	1,919,500
A	8,000		California, GO, 5.50%, 11/01/33	11/13 @ 100	8,693,600
A	6,000	[3]	California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A, 5.375%, 5/01/21	05/12 @ 101	6,538,500
			California Infrastructure & Econ. Dev., Ser. A,
AAA	6,100		Bay Area Toll Brdgs., 5.00%, 7/01/36, AMBAC	07/13 @ 100	6,353,394
A	1,735		Kaiser Hosp. Asst. LLC Proj., 5.55%, 8/01/31	08/11 @ 102	1,821,646
AAA	2,500		Rand Corp. Proj., 5.25%, 4/01/42, AMBAC	04/12 @ 100	2,618,650
A	3,500		California Mobilehome Park Fin. Auth., Palomar Estates East & West,
			Ser. A, 5.25%, 3/15/34, ACA	03/13 @ 102	3,601,710
			California Statewide Cmnty. Dev. Auth.,
A	5,000		Kaiser Permanente Proj., Ser. A, 5.50%, 11/01/32	11/12 @ 100	5,241,400
A	7,000		Mem. Hlth. Svcs. Proj., Ser. A, 5.50%, 10/01/33	04/13 @ 100	7,338,940
AA-	8,000		Sutter Hlth. Oblig. Corp. Proj., Ser. B, 5.50%, 8/15/34	08/12 @ 100	8,357,280
AAA	6,000		Corona Norco Unified Sch. Dist., Spec. Tax Rev., Cmnty. Facs. Dist. No. 98-1 Proj.,
			5.10%, 9/01/32, AMBAC	09/12 @ 100	6,219,120
			Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev.,
BBB	6,550		Zero Coupon, 1/15/30	01/10 @ 30.966	1,504,273
AAA	15,470	[4]	Ser. A, Zero Coupon, 1/01/26	ETM	5,823,527
AAA	4,890	[4]	Ser. A, Zero Coupon, 1/01/30	ETM	1,442,696
			Golden St. Tobacco Sec. Corp.,
BBB	2,900		Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	3,003,008
BBB	11,100		Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	11,620,035
A-	5,650		Ser. B, 5.50%, 6/01/43	06/13 @ 100	6,000,074
A-	3,000		Ser. B, 5.625%, 6/01/38	06/13 @ 100	3,243,540
AAA	5,000		La Quinta Redev. Agcy. Tax Alloc., Redev. Proj. Area No. 1, 5.125%, 9/01/32, AMBAC	09/12 @ 102	5,251,100
			Lathrop Fin. Auth., Wtr. Sply. Proj.,
NR5	1,490		5.90%, 6/01/27	06/13 @ 100	1,502,993
NR5	2,680		6.00%, 6/01/35	06/13 @ 100	2,728,401
AAA	5,500		Los Angeles Dept. of Wtr. & Pwr., Wtr. Wks. Rev., Ser. A, 5.125%, 7/01/41, FGIC	07/11 @ 100	5,699,375
B-	1,785		Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines, Inc. Proj.,
			Ser. C, 7.50%,	12/12 @ 102	1,816,291
			Oxnard Impvt. Bond, Dist. No. 1 Spec. Assmt., 1 Rice Ave. Proj.,
NR	1,910		5.625%, 9/02/27	03/05 @ 103	1,917,869
NR	1,905		5.70%, 9/02/32	03/05 @ 103	1,913,058
			Poway Unified Sch. Dist., Spl. Tax Rev., Cmnty. Facs. Dist. No. 6 Proj.,
NR	1,500		5.50%, 9/01/25	09/10 @ 102	1,501,620
NR	1,700		5.60%, 9/01/33	09/10 @ 102	1,707,327
BBB	2,470		Rohnert Park Fin. Auth., Rancho Feliz Mobile Home Park Proj., Ser. A, 5.625%, 9/15/28	09/13 @ 100	2,414,820
AAA	5,000		Sacramento City Fin. Auth., Cap. Impvt., Ser. A, 5.00%, 12/01/32, AMBAC	06/11 @ 100	5,156,400
NR	6,000		San Bernardino Cnty., Spl. Tax Rev., Cmnty. Facs., 5.90%, 9/01/33	09/12 @ 102	6,017,280
AAA	8,665		San Diego Unified Sch. Dist., Ser. D, 5.25%, 7/01/23, FGIC	07/12 @ 101	9,765,542
NR	5,000		San Francisco City & Cnty. Redev. Agcy., Cmnty. Facs. Dist., Mission Bay South Proj.,
			6.25%, 8/01/33	08/11 @ 101	5,157,950
AAA	30,000		San Joaquin Hills Transp. Corridor Agcy., Toll Road Rev. Proj., Ser. A, Zero Coupon,
			1/15/34, MBIA	No Opt. Call	6,608,700
NR	8,000		San Jose Multi-Fam. Hsg., Helzer Courts Apts. Proj., Ser. A, 6.40%, 12/01/41	12/09 @ 102	7,589,280
			Santa Clarita Facs. Dist., Valencia Town Ctr. Proj.,
NR	1,640		5.80%, 11/15/25	11/10 @ 102	1,662,288
NR	1,500		5.85%, 11/15/32	11/10 @ 102	1,528,680
AAA	2,685		Santa Rosa Wstwtr., Ser. B, Zero Coupon, 9/01/25, AMBAC	No Opt. Call	971,970
BBB	2,200		So. Tahoe Joint Pwr. Fin. Auth., So. Tahoe Redev. Proj. 1-A, 5.45%, 10/01/33	10/13 @ 100	2,248,268
BBB	1,600		Tobacco Sec. Auth. So. California, Tobacco Settlement Rev., Ser. A, 5.625%, 6/01/43	06/12 @ 100	1,519,728
NR	2,000		Tustin Unified Sch. Dist., Spec. Tax Rev., Cmnty. Facs. Dist. 97-1 Proj., Ser. B, 5.60%, 9/01/29	09/12 @ 101	2,026,280
AAA	2,000		Univ. of California, Ser. A, 5.00%, 5/15/33, AMBAC	05/13 @ 100	2,070,580

See Notes to Financial Statements.

BlackRock California Municipal Income Trust II (BCL) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			California—(continued)
NR	$ 1,170		Val Verde Unified Sch. Dist. Fin. Auth., Spec. Tax Rev., 6.25%, 10/01/28	10/13 @ 102	$ 1,220,532
Aaa	2,000	[6]	Vernon Elec. Sys., Malburg Generating Station Proj., 5.50%, 4/01/33	N/A	2,172,920

					176,707,545

			Multi-State—3.6%
			Charter Mac Equity Issuer Trust,
A3	500	[7]	Ser. A, 5.75%, 4/30/15	No Opt. Call	521,050
A3	1,000	[7]	Ser. A, 6.00%, 4/30/19	No Opt. Call	1,046,640
Baa1	1,500	[7]	Ser. B, 6.00%, 4/30/15	No Opt. Call	1,562,385
Baa1	1,000	[7]	Ser. B, 6.30%, 4/30/19	No Opt. Call	1,050,710

					4,180,785

			Total Long-Term Investments (cost $170,896,982)		180,888,330

			SHORT-TERM INVESTMENTS—5.5%
	5,900		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	5,900,000
	650		SSgA Tax Free Money Mkt. Fund	N/A	650,000

			Total Short-Term Investments (cost $6,550,000)		6,550,000

			Total Investments—158.7% (cost $177,446,982)		$ 187,438,330
			Other assets in excess of liabilities—2.2%		2,644,179
			Preferred shares at redemption value, including dividends payable—(60.9)%		(71,968,192)

			Net Assets Applicable to Common Shareholders—100%		$ 118,114,317

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[4]	This security is collateralized by U.S. Treasury obligations.
[5]	Security is deemed to be of investment grade quality by the investment advisor.
[6]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[7]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of February 28, 2005, the Trust held 3.6% of its net assets, with a current market value of $4,180,785, in securities restricted as to resale.

KEY TO ABBREVIATIONS

ACA	— American Capital Access	FSA	— Financial Security Assurance
AMBAC	— American Municipal Bond Assurance Corp.	GO	— General Obligation
ETM	— Escrowed to Maturity	MBIA	— Municipal Bond Insurance Association

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2005

BlackRock Florida Insured Municipal Income Trust (BAF)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—155.7%
		Florida—148.6%
		Capital Trust Agcy. Multi-Fam., American Oppty. Proj.,
Baa1	$ 1,000	Ser. A, 5.875%, 12/01/38	06/13 @ 102	$ 971,470
Baa3	995	Ser. C, 7.25%, 12/01/38	06/13 @ 102	964,533
NR	3,935	Colonial Cntry. Club Cmnty. Dev. Dist., 6.40%, 5/01/33	05/13 @ 101	4,162,482
		Florida Brd. of Ed.,
AAA	9,000	GO, Ser. A, 5.00%, 6/01/27, FSA	06/12 @ 101	9,413,730
AAA	8,640 [3]	Lottery Rev., Ser. C, 5.00%, 1/01/22, MBIA	01/13 @ 101	9,197,453
AAA	7,000	Florida Dept. of Transp., 5.00%, 7/01/27, FSA	07/12 @ 101	7,324,590
AAA	8,695	Gainesville Util. Sys., Ser. A, 5.00%, 10/01/33, FSA	10/13 @ 100	9,020,019
A	8,500	Highlands Cnty. Hlth. Facs. Auth., Adventist/Sunbelt Proj., Ser. A, 6.00%, 11/15/31	11/11 @ 101	9,210,770
AAA	7,580	Hillsborough Cnty. Sch. Brd., COP, Ser. A, 5.00%, 7/01/25, MBIA	07/10 @ 100	7,845,452
		Jacksonville,
AAA	8,000	Excise Tax, Ser. B, 5.00%, 10/01/26, AMBAC	10/12 @ 100	8,369,120
AAA	9,500	Sales Tax, 5.00%, 10/01/27, MBIA	10/13 @ 100	9,951,725
AAA	9,500	Transp., 5.00%, 10/01/31, MBIA	10/11 @ 100	9,794,785
AAA	2,865	Jacksonville Cap. Impvt., Ser. A, 5.00%, 10/01/30, AMBAC	10/12 @ 100	2,967,194
AAA	1,480	Julington Creek Plantation Cmnty. Dev., Assmt. Rev., 5.00%, 5/01/29, MBIA	05/12 @ 101	1,540,251
AAA	9,000	Lake Cnty. Sch. Brd., COP, Ser. A, 5.00%, 7/01/28, AMBAC	07/13 @ 100	9,353,520
AAA	26,935	Miami Dade Cnty., Spec. Oblig. Rev., Ser. B, Zero Coupon, 10/01/31, MBIA	04/08 @ 28.079	6,307,100
AAA	7,975	Orange Cnty., Sales Tax, Ser. B, 5.125%, 1/01/32, FGIC	01/13 @ 100	8,348,549
AAA	2,000	Orange Cnty. Sch. Brd., COP, Ser. A, 5.00%, 8/01/27, MBIA	08/12 @ 100	2,077,680
AAA	9,250	Orange Cnty. Tourist Dev., Tax Rev., 5.125%, 10/01/30, AMBAC	04/12 @ 100	9,630,915
AAA	4,000	Osceola Cnty. Sch. Brd., COP, Ser. A, 5.25%, 6/01/27, AMBAC	06/12 @ 101	4,307,520
		Palm Bay Util., FGIC,
AAA	4,015	Zero Coupon, 10/01/28	No Opt. Call	1,233,127
AAA	5,570	Zero Coupon, 10/01/31	No Opt. Call	1,441,906
AAA	9,200	Palm Beach Cnty. Sch. Brd., COP, Ser. D, 5.00%, 8/01/28, FSA	08/12 @ 100	9,527,888
AA-	5,000	Pinellas Cnty. Hlth. Fac. Auth., Baycare Hlth. Sys. Proj., 5.50%, 11/15/33	05/13 @ 100	5,241,500
AAA	9,500	Pinellas Cnty. Swr., 5.00%, 10/01/32, FSA	10/13 @ 100	9,862,045
AAA	5,000	Polk Cnty. Util. Sys., 5.00%, 10/01/29, FGIC	10/13 @ 100	5,212,250
AAA	825 [4]	Port St. Lucie Util., 5.125%, 9/01/31, MBIA	No Opt. Call	911,856
AAA	2,945	Sarasota Cnty. Util. Sys., Ser. C, 5.25%, 10/01/22, FGIC	10/12 @ 100	3,203,571
AAA	3,500	St. Petersburg Pub. Util., Ser. A, 5.00%, 10/01/28, FSA	10/09 @ 101	3,623,760
AAA	2,000	Tampa Bay Wtr. Util. Sys., Ser. A, 5.00%, 10/01/28, FGIC	10/11 @ 100	2,070,140
		Tohopekaliga Wtr. Auth., Ser. B, FSA,
AAA	1,980	5.00%, 10/01/21	10/13 @ 100	2,110,660
AAA	1,000	5.00%, 10/01/23	10/13 @ 100	1,060,050
		Vlg. Cmnty. Dev. Dist., Assmt. Rev.,
NR5	150	Ser. B, 5.40%, 5/01/07	No Opt. Call	151,878
NR5	4,730	No. 5, Spl. Assmt. Rev., Ser. A, 6.50%, 5/01/33	05/13 @ 101	5,051,072
AAA	12,000	Vlg. Cntr. Cmnty. Dev. Dist., Ser. A, 5.00%, 11/01/32, MBIA	11/13 @ 101	12,408,120

				193,868,681

See Notes to Financial Statements.

BlackRock Florida Insured Municipal Income Trust (BAF) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Puerto Rico—7.1%
BBB	$ 9,405	Children’s Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	$ 9,211,351

		Total Long-Term Investments (cost $195,839,943)		203,080,032

	Shares
	(000)

		MONEY MARKET FUND—0.3%
	400	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $400,000)	N/A	400,000

		Total Investments—156.0% (cost $196,239,943)		$ 203,480,032
		Other assets in excess of liabilities—2.3%		3,001,763
		Preferred shares at redemption value, including dividends payable—(58.3)%		(76,027,694)

		Net Assets Applicable to Common Shareholders—100%		$ 130,454,101

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Security is deemed to be of investment grade quality by the investment advisor.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 82.7% of the Trust’s managed assets.

KEY TO ABBREVIATIONS

AMBAC	— American Municipal Bond Assurance Corp.	FSA	— Financial Security Assurance
COP	— Certificate of Participation	GO	— General Obligation
FGIC	— Financial Guaranty Insurance Co.	MBIA	— Municipal Bond Insurance Association

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2005

BlackRock Florida Municipal Bond Trust (BIE)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—152.3%
			Florida—138.7%
AAA	$ 1,250		Bay Cnty., Sales Tax Rev., 5.125%, 9/01/32, AMBAC	09/12 @ 100	$ 1,310,575
A	1,000		Boynton Beach Multi-Fam., Clipper Cove Apts. Proj., 5.30%, 1/01/23, ACA	01/13 @ 100	1,033,560
Baa1	1,000		Capital Trust Agcy. Multi-Fam. Hsg., American Oppty. Proj., Ser. A, 5.875%, 12/01/38	06/13 @ 102	971,470
NR	1,670		Colonial Cntry. Club Cmnty. Dev. Dist., 6.40%, 5/01/33	05/13 @ 101	1,766,543
AAA	3,150		Florida Mun. Loan Council, Ser. A, 5.125%, 5/01/32, MBIA	05/12 @ 101	3,302,775
NR	1,335		Gateway Svcs. Cmnty. Dev. Dist., Spec. Assmt., Stoneybrook Proj., 5.50%, 7/01/08	No Opt. Call	1,361,393
AAA	2,100		Greater Orlando Aviation Auth., Orlando Arpt. Facs. Proj., Ser. A, 5.125%, 10/01/32, FSA	10/12 @ 100	2,194,374
A	4,900		Highlands Cnty. Hlth. Facs. Auth., Adventist/Sunbelt Proj., Ser. A, 6.00%, 11/15/31	11/11 @ 101	5,309,738
BBB+	1,810		Hillsborough Cnty. Ind. Dev. Auth., PCR, Tampa Elec. Co. Proj., 5.50%, 10/01/23	10/12 @ 100	1,858,381
AA	3,500		Jacksonville Econ. Dev. Comm. Hlth. Facs., Mayo Clinic Proj., Ser. B, 5.50%, 11/15/36	11/11 @ 101	3,755,640
			JEA, Ser. A,
AA	5,000	[3]	Elec. Sys., 5.50%, 10/01/07	N/A	5,315,400
AAA	5,425	[4]	Wtr. & Swr. Sys., 5.375%, 10/01/30, MBIA	04/07 @ 100	5,689,252
A1	3,000		Lakeland Hosp. Sys., Lakeland Regl. Hlth. Sys. Proj., 5.50%, 11/15/32	11/12 @ 101	3,160,770
BB	1,500		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	1,608,735
			Miami Dade Cnty., MBIA,
AAA	5,410		Ser. B, Zero Coupon, 10/01/32	04/08 @ 26.494	1,194,961
AAA	5,500		Spec. Oblig. Rev., Ser. A, Zero Coupon, 10/01/26	04/08 @ 37.301	1,736,625
AAA	10,000		Spec. Oblig. Rev., Ser. B, Zero Coupon, 10/01/30	04/08 @ 29.688	2,478,500
A	5,000		Orange Cnty. Hlth. Facs. Auth., Orlando Regl. Hlth. Care Proj., 5.75%, 12/01/32	12/12 @ 100	5,360,600
AAA	3,350		Orange Cnty. Tourist Dev., Tax Rev., 5.125%, 10/01/30, AMBAC	04/12 @ 100	3,487,953
AAA	3,105		Osceola Cnty. Tourist Dev., Tax Rev., Ser. A, 5.00%, 10/01/32, FGIC	10/12 @ 100	3,211,688
AAA	3,630		Palm Bay Util., Zero Coupon, 10/01/28, FGIC	No Opt. Call	1,114,882
AAA	3,000		Palm Beach Cnty. Sch. Brd., COP, Ser. C, 5.00%, 8/01/27, FSA	08/12 @ 100	3,116,520
AAA	1,500	[3]	Port St. Lucie Util., 5.125%, 9/01/11, MBIA	N/A	1,657,920
AA-	2,000		So. Broward Hosp. Dist., 5.60%, 5/01/27	05/12 @ 101	2,129,080
NR	1,765		Stevens Plantation Impvt., 6.375%, 5/01/13	No Opt. Call	1,814,667
NR	2,815		Sumter Cnty. Indl. Dev. Auth., No. Sumter Util. Co. LLC Proj., 6.80%, 10/01/32	10/09 @ 100	2,875,325
NR5	1,795		Vlg. Cmnty. Dev. Dist., No. 5, Spl. Assmt. Rev., Ser. A, 6.50%, 5/01/33	05/13 @ 101	1,916,845
			Volusia Cnty Edl. Fac. Auth., Embry Riddle Aeronautical Proj., RAA,
AA	1,250		5.20%, 10/15/26	10/13 @ 100	1,313,687
AA	1,610		5.20%, 10/15/33	10/13 @ 100	1,681,500

					73,729,359

			Multi-State—6.4%
Baa1	3,000	[6]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	3,406,890

			Puerto Rico—7.2%
			Puerto Rico Pub. Bldgs. Auth., Gov’t Facs., Ser. D,
A-	2,565	[3]	5.25%, 7/01/12	N/A	2,847,535
A-	935		5.25%, 7/01/36	07/12 @ 100	978,898

					3,826,433

			Total Long-Term Investments (cost $75,381,489)		80,962,682

See Notes to Financial Statements.

BlackRock Florida Municipal Bond Trust (BIE) (continued)

	Shares		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		MONEY MARKET FUND—0.7%
	400	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $400,000)	N/A	$ 400,000

		Total Investments—153.0% (cost $75,781,489)		$ 81,362,682
		Other assets in excess of liabilities—3.0%		1,583,015
		Preferred shares at redemption value, including dividends payable—(56.0)%		(29,782,665)

		Net Assets Applicable to Common Shareholders—100%		$ 53,163,032

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[5]	Security is deemed to be of investment grade quality by the investment advisor.
[6]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of February 28, 2005, the Trust held 6.4% of its net assets, with a current market value of $3,406,890, in securities restricted as to resale.

KEY TO ABBREVIATIONS

ACA	— American Capital Access	FSA	— Financial Security Assurance
AMBAC	— American Municipal Bond Assurance Corp.	MBIA	— Municipal Bond Insurance Association
COP	— Certificate of Participation	PCR	— Pollution Control Revenue
FGIC	— Financial Guaranty Insurance Co.	RAA	— Radian Asset Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2005

BlackRock Maryland Municipal Bond Trust (BZM)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—153.9%
			Maryland—122.1%
A3	$ 2,870		Anne Arundel Cnty. Econ. Dev., Cmnty. Coll. Proj., 5.25%, 9/01/28	09/12 @ 102	$ 3,043,922
NR	1,000		Baltimore, Spec. Oblig. Rev., Harborview Lot No. 2 Proj., 6.50%, 7/01/31	07/13 @ 101	1,052,440
			Baltimore Cnty., GO,
AAA	2,000	[3]	Met. 67th Dist., 5.00%, 6/01/22	06/11 @ 101	2,134,200
AAA	2,000		Met. 68th Dist., 5.00%, 8/01/28	08/12 @ 100	2,094,440
			Baltimore Wstwtr. Proj., Ser. A, FGIC,
AAA	2,000		5.125%, 7/01/42	07/12 @ 100	2,087,320
AAA	3,500		5.20%, 7/01/32	07/12 @ 100	3,723,125
NR	750		City of Annapolis Spec. Oblig., Park Place Proj., Ser. A, 5.35%, 7/01/34	01/15 @ 101	742,687
NR4	1,000		Frederick Cnty., Urbana Cmnty. Dev. Auth. Proj., 6.625%, 7/01/25	07/07 @ 102	1,045,170
Baa3	1,500		Maryland Econ. Dev. Corp., Student Hsg. Rev., Univ. of Maryland Proj.,
			Ser. A, 5.75%, 10/01/33	10/13 @ 100	1,562,760
			Maryland Hlth. & Higher Edl. Facs. Auth.,
A	2,000		Brd. of Child Care Proj., 5.375%, 7/01/32	07/12 @ 100	2,122,180
BBB+	1,990		Carroll Cnty. Gen. Hosp. Proj., 6.00%, 7/01/37	07/12 @ 100	2,114,435
A-	750		Goucher Coll. Proj., 5.375%, 7/01/25	07/14 @ 100	804,217
AA	2,000		Johns Hopkins Univ. Proj., Ser. B, 5.00%, 7/01/41	07/11 @ 100	2,059,960
A	2,000		Loyola Coll. Issue Proj., 5.00%, 10/01/39	10/09 @ 101	2,041,840
A3	2,000		Union Hosp. of Cecil Cnty. Proj., 5.625%, 7/01/32	07/12 @ 100	2,095,740
A	2,000		Univ. of Maryland Med. Sys. Proj., 5.25%, 7/01/34	07/11 @ 100	2,053,960
A+	1,905		Maryland Ind. Dev. Fin. Auth., Econ. Dev. Rev., Nat. Aquarium Baltimore Fac. Proj.,
			Ser. B, 5.20%, 11/01/26	11/12 @ 100	2,000,555
AAA	2,000		Maryland Transp. Auth., Arpt. Pkg. Rev., Baltimore/Wash. Intl. Arpt. Proj.,
			Ser. B, 5.125%, 3/01/24, AMBAC	03/12 @ 101	2,081,620
			Montgomery Cnty. Lease, Metrorail Garage Proj.,
AA	500		5.00%, 6/01/23	06/12 @ 100	529,535
AA	1,435		5.00%, 6/01/24	06/12 @ 100	1,515,145
			St. Mary’s Coll., Academic & Auxil. Fees, Ser. A, AMBAC,
AAA	1,000		5.00%, 9/01/27	09/12 @ 101	1,047,920
AAA	1,000		5.00%, 9/01/32	09/12 @ 101	1,041,420

					38,994,591

			Multi-State—7.1%
Baa1	2,000	[6]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	2,271,260

			Puerto Rico—24.7%
BBB	2,000		Children’s Trust Fund, Tobacco Settlement Rev., 5.50%, 5/15/39	05/12 @ 100	1,982,080
AAA	2,060		Puerto Rico Elec. Pwr. Auth., Ser. HH, 5.25%, 7/01/29, FSA	07/10 @ 101	2,220,618
A	2,000		Puerto Rico Hwy. & Transp. Auth., Ser. D, 5.25%, 7/01/38	07/12 @ 100	2,090,080
			Puerto Rico Pub. Bldgs. Auth., Gov’t Facs., Ser. D,
A-	1,100	[5]	5.375%, 7/01/33	N/A	1,229,976
A-	350		5.375%, 7/01/33	07/12 @ 100	372,736

					7,895,490

			Total Investments—153.9% (cost $46,049,823)		$ 49,161,341
			Other assets in excess of liabilities—2.5%		783,512
			Preferred shares at redemption value, including dividends payable—(56.4)%		(18,003,156)

			Net Assets Applicable to Common Shareholders—100%		$ 31,941,697

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[6]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of February 28, 2005, the Trust held 7.1% of its net assets, with a current market value of $2,271,260, in securities restricted as to resale.

KEY TO ABBREVIATIONS

AMBAC	— American Municipal Bond Assurance Corporation	GO	— General Obligation
FGIC	— Financial Guaranty Insurance Company	FSA	— Financial Security Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2005

BlackRock New Jersey Municipal Bond Trust (BLJ)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—153.7%
		Multi-State—6.4%
Baa1	$ 2,000 [4]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	$ 2,271,260

		New Jersey—127.5%
AAA	4,000	Garden St. Pres. Trust, Open Space & Farmland Pres. Proj., Ser. B, Zero Coupon, 11/01/27, FSA	No Opt. Call	1,347,360
		New Jersey Econ. Dev. Auth.,
BBB	2,000	Cigarette Tax Rev., 5.75%, 6/15/34	06/14 @ 100	2,086,500
B	2,335	Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	2,014,872
BBB-	2,000	Fellowship Vlg. Proj., Ser. A, 5.50%, 1/01/25	01/08 @ 102	2,010,840
Baa3	2,250	Kapkowski Road Landfill Proj., 6.50%, 4/01/28	No Opt. Call	2,601,337
BBB	1,000	Sld. Wst. Rev., Disp. Wst. Mgmt. Proj., Ser. A, 5.30%, 6/01/15	No Opt. Call	1,068,320
Aaa	1,750	Victoria Hlth. Proj., Ser. A, 5.20%, 12/20/36	12/11 @ 103	1,856,050
BBB-	2,500	Winchester Proj., Ser. A, 5.80%, 11/01/31	11/14 @ 100	2,598,625
		New Jersey Edl. Facs. Auth.,
BBB-	500	Fairleigh Dickinson Univ. Proj., Ser. C, 5.50%, 7/01/23	07/14 @ 100	523,355
BBB-	1,000	Fairleigh Dickinson Univ. Proj., Ser. C, 6.00%, 7/01/20	07/14 @ 100	1,085,390
BBB-	1,000	Fairleigh Dickinson Univ. Proj., Ser. D, 6.00%, 7/01/25	07/13 @ 100	1,069,460
BBB+	630	Georgian Court Coll. Proj., Ser. C, 6.50%, 7/01/33	07/13 @ 100	704,592
		New Jersey Hlth. Care Fac. Fin. Auth.,
A	2,000	Atlantic City Med. Ctr. Proj., 5.75%, 7/01/25	07/12 @ 100	2,119,860
A+	2,000	Catholic Hlth. East Proj., Ser. A, 5.375%, 11/15/33	11/12 @ 100	2,071,840
A2	2,000 [3]	Kennedy Hlth. Sys. Proj., 5.625%, 7/01/31	07/11 @ 100	2,112,420
Baa1	2,500	So. Jersey Hosp. Proj., 6.00%, 7/01/32	07/12 @ 100	2,639,050
AAA	2,250	New Jersey Hsg. & Mtg. Fin. Agcy., Multi-Fam. Hsg. Rev., Ser. A, 5.65%, 5/01/40, AMBAC	11/07 @ 101.5	2,336,962
		Port Auth. of NY & NJ,
Caa2	130	Contl./Eastn. LaGuardia Proj., 9.125%, 12/01/15	03/05 @ 100	130,218
AAA	1,500	Ser. 125, 5.00%, 4/15/32, FSA	04/12 @ 101	1,566,345
AAA	2,250	Ser. 126, 5.25%, 5/15/37, FGIC	05/12 @ 101	2,359,058
BBB	7,000	Tobacco Settlement Fin. Corp., 6.125%, 6/01/42	06/12 @ 100	6,918,450
		Univ. of Med. & Dentistry,
AAA	1,000	Ser. A, 5.00%, 12/01/31, AMBAC	12/12 @ 100	1,038,290
AAA	750	COP, 5.00%, 6/15/36, MBIA	06/14 @ 100	779,880
		Vineland, GO, MBIA,
AAA	1,000	5.30%, 5/15/29	05/10 @ 101	1,052,740
AAA	1,500	5.375%, 5/15/32	05/10 @ 101	1,573,530

				45,665,344

See Notes to Financial Statements

BlackRock New Jersey Municipal Bond Trust (BLJ) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Puerto Rico—19.8%
A-	$ 2,250	Puerto Rico Elec. Pwr. Auth., Ser. 2, 5.25%, 7/01/31	07/12 @ 101	$ 2,378,790
A	2,100	Puerto Rico Hwy. & Transp. Auth., Ser. D, 5.25%, 7/01/38	07/12 @ 100	2,194,584
		Puerto Rico Pub. Bldgs. Auth., Gov’t Facs., Ser. D,
A-	1,685 [5]	5.25%, 7/01/12	N/A	1,870,603
A-	615	5.25%, 7/01/27	07/12 @ 100	649,772

				7,093,749

		Total Investments—153.7% (cost $52,045,286)		$ 55,030,353
		Other assets in excess of liabilities—2.8%		1,014,185
		Preferred shares at redemption value, including dividends payable—(56.5)%		(20,232,370)

		Net Assets Applicable to Common Shareholders—100%		$ 35,812,168

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[4]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of February 28, 2005, the Trust held 6.4% of its net assets, with a current market value of $2,271,260, in securities restricted as to resale.
[5]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

KEY TO ABBREVIATIONS

AMBAC	— American Municipal Bond Assurance Corp.	FSA	— Financial Security Assurance
COP	— Certificate of Participation	GO	— General Obligation
FGIC	— Financial Guaranty Insurance Co.	MBIA	— Municipal Bond Insurance Association

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2005

BlackRock New York Insured Municipal Income Trust (BSE)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—156.0%
			New York—143.1%
BBB-	$ 1,000		Herkimer Cnty. Indl. Dev. Agcy., Civic Fac. Rev., Coll. Fndtn., Inc. Student Hsg.
			Proj., 6.25%, 8/01/34	08/13 @ 100	$ 1,019,500
			Met. Transp. Auth.,
AAA	1,085		Ser. A, 5.00%, 11/15/25, FGIC	11/12 @ 100	1,139,347
AAA	8,470		Ser. A, 5.00%, 11/15/30, FSA	11/12 @ 100	8,792,707
AAA	5,000		Ser. A, 5.25%, 11/15/31, FGIC	11/12 @ 100	5,315,000
AAA	5,000		Dedicated Tax Fund, Ser. A, 5.00%, 11/15/31, FGIC	11/11 @ 100	5,163,350
AAA	2,660		Refdg. Transp., Ser. E, 5.25%, 11/15/31, FGIC	11/12 @ 100	2,827,580
AAA	10,000		Svc. Contract, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	10,365,400
A	2,500		New York City Indl. Dev. Agcy., Lycee Francais De Proj., Ser. A, 5.375%, 6/01/23, ACA	12/12 @ 100	2,586,975
AAA	6,000		New York City Transl. Fin. Auth., Ser. B, 5.00%, 5/01/30, AMBAC	11/11 @ 101	6,227,700
AAA	5,000		New York City Trust Cultural Resources, American Museum of Natural History
			Proj., Ser. A, 5.00%, 7/01/44, MBIA	07/14 @ 100	5,169,150
BBB	3,320		New York Cntys. Tobacco Trust III, 6.00%, 6/01/43	06/13 @ 100	3,356,354
			New York Dorm. Auth.,
AAA	5,000		Brooklyn Law School Proj., Ser. B, 5.125%, 7/01/30, XLCA	07/13 @ 100	5,246,600
AAA	7,000		Hosp. Lutheran Med. Proj., 5.00%, 8/01/31, MBIA	02/13 @ 100	7,239,960
AAA	2,500		Insured Fit Student Hsg. Corp. Proj., 5.125%, 7/01/34, FGIC	07/14 @ 100	2,637,300
AAA	3,160		Iona Coll. Proj., 5.00%, 7/01/27, XLCA	07/12 @ 100	3,291,551
Aa3	3,000		Joachim & Ann Residence Proj., 5.25%, 7/01/27	07/12 @ 100	3,086,100
AAA	10,000		Memorial Sloan Kettering Ctr. Proj., Ser. 1, Zero Coupon, 7/01/30, MBIA	No Opt. Call	2,876,900
AAA	5,000		New York & Presbyterian Hosp. Proj., 5.00%, 8/01/32, AMBAC	02/08 @ 101	5,111,050
AAA	7,000		New York Univ. Proj., Ser. 2, 5.00%, 7/01/41, AMBAC	07/11 @ 100	7,190,470
AAA	2,000		Sch. Dist. Fin., Ser. A, 5.00%, 4/01/31, MBIA	10/12 @ 100	2,072,640
AAA	3,500		Sch. Dist. Fin., Ser. D, 5.00%, 10/01/30, MBIA	10/12 @ 100	3,631,670
AAA	7,000	[3]	St. Barnabas Proj., Ser. A, 5.00%, 2/01/31, AMBAC	08/12 @ 100	7,227,150
AAA	5,000	[4]	Univ. Dorm. Facs., 5.00%, 7/01/12, MBIA	No Opt. Call	5,538,750
AAA	2,000		Winthrop Univ. Hosp. Assoc. Proj., Ser. A, 5.25%, 7/01/31, AMBAC	07/11 @ 101	2,120,800
			New York Urban Dev. Corp.,
AAA	3,000	[4]	Ser. B, 5.00%, 3/15/13, MBIA	N/A	3,330,450
AAA	2,500	[4]	Ser. C-1, 5.00%, 3/15/13, FGIC	N/A	2,775,375
AAA	6,000		Sales Tax Asset Receivable Corp., Ser. A, 5.00%, 10/15/32, AMBAC	10/14 @ 100	6,274,740
AAA	10,000		Triborough Brdg. & Tunl. Auth., Ser. E, 5.00%, 11/15/32, MBIA	11/12 @ 100	10,361,200
BBB	6,000		TSASC, Inc., Tobacco Settlement Rev., Ser. 1, 5.75%, 7/15/32	07/12 @ 100	6,074,640

					138,050,409

			Puerto Rico—12.9%
BBB	7,600		Children’s Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	7,443,516
A	5,000		Puerto Rico Indl. Fin. Auth., Med. & Env. Ctrl. Facs., Polytechnic Univ. Proj.,
			Ser. A, 5.00%, 8/01/32, ACA	08/12 @ 100	5,024,340

					12,467,856

			Total Long-Term Investments (cost $144,871,076)		150,518,265

			MONEY MARKET FUND—1.3%
	1,200		AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $1,200,000)	N/A	1,200,000

			Total Investments—157.3% (cost $146,071,076)		$ 151,718,265
			Other assets in excess of liabilities—0.8%		765,593
			Preferred shares at redemption value, including dividends payable—(58.1)%		(56,009,203)

			Net Assets Applicable to Common Shareholders—100%		$ 96,474,655

See Notes to Financial Statements.

BlackRock New York Insured Municipal Income Trust (BSE) (continued)

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 86.0% of the Trust’s managed assets.

KEY TO ABBREVIATIONS

ACA	— American Capital Access	FSA	— Financial Security Assurance
AMBAC	— American Municipal Bond Assurance Corp.	MBIA	— Municipal Bond Insurance Association
FGIC	— Financial Guaranty Insurance Co.	XLCA	— XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2005

BlackRock New York Municipal Bond Trust (BQH)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—154.3%
			Multi-State—6.7%
Baa1	$ 2,500	[3]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	$ 2,839,075

			New York—114.1%
AA	2,000		Dutchess Cnty. Ind. Dev. Agcy., Civic Facs. Rev., Vassar Coll. Proj., 5.35%, 9/01/40	08/11 @ 101	2,131,720
A	3,000		Met. Transp. Auth., Ded. Tax Fund, Ser. A, 5.125%, 11/15/31	11/12 @ 100	3,124,650
A+	3,000		New York City, GO, Ser. D, 5.375%, 6/01/32	06/12 @ 100	3,175,740
BBB+	1,100		New York City Hlth. & Hosp. Corp., Hlth. Sys., Ser. A, 5.375%, 2/15/26	02/12 @ 100	1,139,600
AA	2,500		New York City Hsg. Dev. Corp., Multi-Fam. Hsg. Rev., Ser. A, 5.50%, 11/01/34	05/12 @ 100	2,574,275
AAA	2,500		New York City Mun. Wtr. Fin. Auth., Ser. A, 5.25%, 6/15/33, FGIC	06/11 @ 100	2,629,400
BBB	1,445		New York Cntys. Tobacco Trust III, 6.00%, 6/01/43	06/13 @ 100	1,460,823
			New York Dorm. Auth.,
AA-	2,750	[4]	City Univ. Proj., Ser. A, 5.25%, 7/01/11	N/A	3,067,971
AAA	2,500		Iona Coll. Proj., 5.125%, 7/01/32, XLCA	07/12 @ 100	2,613,925
BBB+	3,000		Lenox Hill Hosp. Oblig. Grp. Proj., 5.50%, 7/01/30	07/11 @ 101	3,052,200
AAA	2,500		Willow Towers, Inc. Proj., 5.40%, 2/01/34	08/12 @ 101	2,644,875
AAA	2,750	[5]	New York Env. Facs. Corp., Mun. Wtr. Proj., Ser. D, 5.125%, 6/15/31	06/12 @ 100	2,885,135
Aa1	2,980		New York Mtg. Agcy., Ser. 101, 5.40%, 4/01/32	10/11 @ 100	3,025,981
AA-	5,000	[4]	New York Urban Dev. Corp., Ser. A, 5.25%, 3/15/12	N/A	5,597,500
			Port Auth. of NY & NJ,
Caa2	2,600		Contl./Eastn. LaGuardia Proj., 9.125%, 12/01/15	03/05 @ 100	2,604,368
AAA	500		Sales Tax Asset Receivable Corp., Ser. A, 5.00%, 10/15/32, AMBAC	10/14 @ 100	522,890
AAA	2,750		Ser. 126, 5.25%, 5/15/37, FGIC	05/12 @ 101	2,883,293
A	500		Suffolk Cnty. Indl. Dev. Agcy., Keyspan Port Jefferson Proj., 5.25%, 6/01/27	06/13 @ 100	515,475
BBB	3,000		TSASC, Inc., Tobacco Settlement Rev., Ser. 1, 5.75%, 7/15/32	07/12 @ 100	3,037,320

					48,687,141

			Puerto Rico—32.0%
BBB	3,650		Children’s Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	3,574,846
A-	2,000		Puerto Rico Elec. Pwr. Auth., Ser. 2, 5.25%, 7/01/31	07/12 @ 101	2,114,480
A	2,000		Puerto Rico Hwy. & Transp. Auth., Ser. D, 5.25%, 7/01/38	07/12 @ 100	2,090,080
			Puerto Rico Pub. Bldgs. Auth., Gov’t Facs., Ser. D,
A-	1,980	[4]	5.25%, 7/01/12	N/A	2,198,097
A-	720		5.25%, 7/01/27	07/12 @ 100	760,709
			Puerto Rico Pub. Impvt., Ser. A,
AAA	925	[4]	5.125%, 7/01/11	N/A	1,025,668
A-	1,825		5.125%, 7/01/31	07/11 @ 100	1,884,039

					13,647,919

			Trust Territories—1.5%
Ba3	635		Northern Mariana Islands Commerce, Ser. A, 6.75%, 10/01/33	10/13 @ 100	657,923

			Total Long-Term Investments (cost $61,700,703)		65,832,058

	Shares
	(000)

			MONEY MARKET FUND—0.8%
	350		AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $350,000)	N/A	350,000

			Total Investments—155.1% (cost $62,050,703)		$ 66,182,058
			Other assets in excess of liabilities—1.6%		689,232
			Preferred shares at redemption value, including dividends payable—(56.7)%		(24,205,767)

			Net Assets Applicable to Common Shareholders—100%		$ 42,665,523

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of February 28, 2005, the Trust held 6.7% of its net assets, with a current market value of $2,839,075, in securities restricted as to resale.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Entire or partial principal amount pledged as collateral for financial futures contracts.

KEY TO ABBREVIATIONS

AMBAC	— American Municipal Bond Assurance Corp.	GO	— General Obligation
FGIC	— Financial Guaranty Insurance Co.	XLCA	— XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2005

BlackRock New York Municipal Income Trust II (BFY)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—158.7%
			Multi-State—5.7%
			Charter Mac Equity Issuer Trust,
A3	$ 500	[3]	Ser. A, 5.75%, 4/30/15	No Opt. Call	$ 521,050
A3	1,000	[3]	Ser. A, 6.00%, 4/30/19	No Opt. Call	1,046,640
Baa1	1,500	[3]	Ser. B, 6.00%, 4/30/15	No Opt. Call	1,562,385
Baa1	1,000	[3]	Ser. B, 6.30%, 4/30/19	No Opt. Call	1,050,710

					4,180,785

			New York—145.3%
Aaa	1,750		Clarence Indl. Dev. Agcy., Civic Fac. Rev., Bristol Vlg. Proj., 6.00%, 1/20/44	01/13 @ 102	1,900,185
AA	4,000		Dutchess Cnty. Ind. Dev. Agcy., Civic Facs. Rev., Vassar Coll. Proj., 5.35%, 9/01/40	08/11 @ 101	4,263,440
BBB	625		Essex Cnty. Indl. Dev. Agcy., Sld. Wst. Disp. Rev., Intl. Paper Co. Proj.,
			Ser. A, 5.50%, 10/01/26	10/12 @ 100	633,075
A	3,250		Geneva Indl. Dev. Agcy., Civic Fac. Rev., Hobart & William Smith Proj.,
			Ser. A, 5.375%, 2/01/33	02/13 @ 100	3,426,345
BBB-	385		Herkimer Cnty. Indl. Dev. Agcy., Civic Fac. Rev., Coll. Fndtn., Inc. Student Hsg. Proj.,
			6.25%, 8/01/34	08/13 @ 100	392,508
AAA	3,515		Long Island Pwr. Auth., Elec. Sys. Rev., Ser. A, Zero Coupon, 6/01/28, FSA	No Opt. Call	1,143,465
			Met. Transp. Auth., Ser. A,
AAA	2,000		5.25%, 11/15/31, FGIC	11/12 @ 100	2,126,000
AA-	5,000		Ded. Tax Fund, 5.00%, 11/15/30	11/12 @ 100	5,121,600
AA-	5,000		Svc. Contract Rev., 5.125%, 1/01/29	07/12 @ 100	5,211,950
A	5,000		New York City, GO, Ser. B, 5.75%, 12/01/22	12/11 @ 100	5,553,000
			New York City Indl. Dev. Agcy.,
AA+	1,000		Eger Harbor Proj., Ser. A, 4.95%, 11/20/32	11/12 @ 101	1,027,890
AA+	1,000		Eger Harbor Proj., Ser. A, 5.875%, 5/20/44	11/12 @ 105	1,123,470
BBB	4,000		Indl. Dev. Rev., Empowerment Zone Harlem Mall Proj., 5.125%, 12/30/23	07/14 @ 100	4,030,680
A	1,500		Lycee Francais De Proj., Ser. A, 5.375%, 6/01/23, ACA	12/12 @ 100	1,552,185
AA+	5,000		New York City Mun. Wtr. Fin. Auth., Ser. A, 5.125%, 6/15/34	06/12 @ 100	5,207,650
AAA	5,000	[4]	New York City Trans. Auth., Met. Transp. Auth., Triborough Brdg. & Tunl. Auth. Proj.,
			COP, Ser. A, 5.25%, 1/01/10, AMBAC	N/A	5,550,000
AA+	5,000		New York City Trans. Fin. Auth., Ser. B, 5.00%, 11/01/27	11/12 @ 100	5,206,250
BBB	2,535		New York Cntys. Tobacco Trust III, 6.00%, 6/01/43	06/13 @ 100	2,562,758
			New York Dorm. Auth.,
AAA	2,500		Brooklyn Law School Proj., Ser. B, 5.125%, 7/01/30, XLCA	07/13 @ 100	2,623,300
Aa3	2,000		Kateri Residence Proj., 5.00%, 7/01/22	07/13 @ 100	2,063,080
AA	5,000		Memorial Sloan Kettering Ctr. Proj., Ser. 1, 5.00%, 7/01/34	07/13 @ 100	5,154,200
AA	2,000		Mount St. Mary Coll. Proj., 5.00%, 7/01/32, RAA	07/13 @ 100	2,056,100
AAA	2,425		New York Univ. Proj., 5.00%, 7/01/31, MBIA	07/11 @ 100	2,500,393
AAA	2,500	[5]	St. Barnabas Proj., Ser. A, 5.00%, 2/01/31, AMBAC	08/12 @ 100	2,581,125
AA-	5,000	[4]	Univ. Dorm. Facs. Proj., 5.00%, 7/01/12	N/A	5,521,650
A+	5,500		New York Energy Res. & Dev. Auth., Facs. Rev., 4.70%, 6/01/36	10/05 @ 100	5,518,040
AA	5,000	[4]	New York Urban Dev. Corp., Ser. C-1, 5.00%, 3/15/13	N/A	5,532,250
Caa2	3,675		Port Auth. of NY & NJ, Contl./Eastn. LaGuardia Proj., 9.125%, 12/01/15	03/05 @ 100	3,681,174
AAA	1,000		Sales Tax Asset Receivable Corp., Ser. A, 5.00%, 10/15/32, AMBAC	10/14 @ 100	1,045,780
A	2,500		Suffolk Cnty. Indl. Dev. Agcy., Keyspan Port Jefferson Proj., 5.25%, 6/01/27	06/13 @ 100	2,577,375
AA	1,000		Triborough Brdg. & Tunl. Auth., Ser. A, 5.00%, 1/01/32	01/12 @ 100	1,029,640
BBB	9,000		TSASC, Inc., Tobacco Settlement Rev., Ser. 1, 5.75%, 7/15/32	07/12 @ 100	9,111,960

					107,028,518

			Puerto Rico—6.1%
BBB	1,400		Children’s Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	1,371,174
			Puerto Rico Hwy. & Transp. Auth.,
A	2,000		Ser. D, 5.375%, 7/01/36	07/12 @ 100	2,129,920
A	1,000		Ser. G, 5.00%, 7/01/42	07/13 @ 100	1,024,570

					4,525,664

See Notes to Financial Statements.

BlackRock New York Municipal Income Trust II (BFY) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Trust Territories—1.6%
Ba3	$ 1,105	Northern Mariana Islands Commerce, Ser. A, 6.75%, 10/01/33	10/13 @ 100	$ 1,144,890

		Total Long-Term Investments (cost $111,514,728)		116,879,857

	Shares
	(000)

		MONEY MARKET FUND—1.2%
	900	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $900,000)	N/A	900,000

		Total Investments—159.9% (cost $112,414,728)		$ 117,779,857
		Other assets in excess of liabilities—0.7%		513,916
		Preferred shares at redemption value, including dividends payable—(60.6)%		(44,657,642)

		Net Assets Applicable to Common Shareholders—100%		$ 73,636,131

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of February 28, 2005, the Trust held 5.7% of its net assets, with a current market value of $4,180,785, in securities restricted as to resale.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Entire or partial principal amount pledged as collateral for financial futures contracts.

KEY TO ABBREVIATIONS

ACA	— American Capital Access	GO	— General Obligation
AMBAC	— American Municipal Bond Assurance Corp.	MBIA	— Municipal Bond Insurance Association
COP	— Certificate of Participation	RAA	— Radian Asset Assurance
FGIC	— Financial Guaranty Insurance Co.	XLCA	— XL Capital Assurance
FSA	— Financial Security Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
FEBRUARY 28, 2005

BlackRock Virginia Municipal Bond Trust (BHV)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—152.1%
			Multi-State—6.9%
Baa1	$1,500	[3]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	$ 1,703,445

			Virginia—139.2%
NR	1,480	[4]	Alexandria Redev. & Hsg. Auth., 3001 Park Ctr. Apts. Proj., Ser. A, 6.375%, 4/01/34	04/08 @ 103	1,522,299
AAA	1,500	[5]	Arlington Cnty., GO, 5.00%, 2/01/21	02/11 @ 100	1,579,830
A	2,150		Arlington Cnty. Ind. Dev. Auth., Hosp. Fac. Rev., Virginia Hosp. Ctr., Arlington Hlth. Sys. Proj.,
			5.25%, 7/01/31	07/11 @ 101	2,232,345
NR	1,500		Celebrate North Cmnty. Dev. Auth., Spl. Assmt. Rev., Ser. B, 6.75%, 3/01/34	03/14 @ 102	1,558,020
AAA	1,500		Danville Ind. Dev. Auth., Hosp. Rev., Danville Regl. Med. Ctr. Proj., 5.25%, 10/01/28, AMBAC	No Opt. Call	1,657,755
NR	995	[4]	Dulles Town Ctr. Cmnty. Dev. Auth., Spl. Assmt. Tax, Dulles Town Ctr. Proj., 6.25%, 3/01/26	03/08 @ 102	1,021,656
AAA	1,500		Fairfax Cnty. Wtr. Auth., Wtr. Rev, 5.00%, 4/01/27	04/12 @ 100	1,570,890
AA	1,000		Hampton, GO, 5.00%, 4/01/20	04/12 @ 101	1,074,400
A-	1,500		Henrico Cnty. Econ. Dev. Auth., Bon Secours Hlth. Sys., Inc. Proj., Ser. A, 5.60%, 11/15/30	11/12 @ 100	1,577,355
BBB	1,300		Isle Wight Cnty. Indl. Dev. Auth., Env. Impvt. Rev., Ser. A, 5.70%, 11/01/27	11/13 @ 100	1,332,916
AAA	1,500		Met. Arpts. Auth., Arpt. Sys. Rev., Ser. A, 5.25%, 10/01/32, FGIC	10/12 @ 100	1,551,060
AAA	1,500		Norfolk Arpt. Auth., Ser. A, 5.125%, 7/01/31, FGIC	07/11 @ 100	1,550,205
A	5,000		Pocahontas Pkwy. Assoc., Toll Road Rev., Ser. B, Zero Coupon, 8/15/22, ACA	08/08 @ 45.5	1,828,050
AA+	1,375		Prince William Cnty., COP, 5.00%, 12/01/21	06/12 @ 100	1,462,436
AAA	1,250		Richmond Met. Auth., Expwy. Rev., 5.25%, 7/15/22, FGIC	No Opt. Call	1,439,100
AAA	3,000		Richmond Pub. Util., 5.00%, 1/15/33, FSA	01/12 @ 100	3,101,940
			Virginia Coll. Bldg. Auth., Edl. Facs. Rev., Washington & Lee Univ. Proj., MBIA,
AAA	500		5.25%, 1/01/26	No Opt. Call	570,115
AAA	1,000		5.25%, 1/01/31	No Opt. Call	1,133,700
AAA	3,000		Virginia Hsg. Dev. Auth., Comnwlth. Mtg. Rev., Ser. H, 5.375%, 7/01/36, MBIA	07/11 @ 100	3,056,910
			Virginia Res. Auth.,
AA	1,000		Infrastructure Rev., Ser. A, 5.00%, 5/01/22	05/11 @ 101	1,062,320
AA	635		Infrastructure Rev., Ser. A, 5.125%, 5/01/27	05/11 @ 101	670,160
AA	1,500		Wtr. & Swr. Sys. Rev., Frederick Cnty. Sanitation Auth. Proj., 5.20%, 10/01/28	10/10 @ 100	1,573,095

					34,126,557

			Puerto Rico—6.0%
BBB	1,455		Children’s Trust Fund, Tobacco Settlement Rev., 5.375%, 5/15/33	05/12 @ 100	1,468,197

			Total Investments—152.1% (cost $34,768,599)		$ 37,298,199
			Other assets in excess of liabilities—3.1%		748,060
			Preferred shares at redemption value, including dividends payable—(55.2)%		(13,527,371)

			Net Assets Applicable to Common Shareholders—100%		$ 24,518,888

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of February 28, 2005, the Trust held 6.9% of its net assets, with a current market value of $1,703,445, in securities restricted as to resale.
[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]	Entire or partial principal amount pledged as collateral for financial futures contracts.

KEY TO ABBREVIATIONS

ACA	— American Capital Access	FSA	— Financial Security Assurance
AMBAC	— American Municipal Bond Assurance Corp.	GO	— General Obligation
COP	— Certificate of Participation	MBIA	— Municipal Bond Insurance Association
FGIC	— Financial Guaranty Insurance Co.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (unaudited)
February 28, 2005

				California
	Insured			Insured
	Municipal	Municipal	Municipal	Municipal
	Income Trust	Bond Trust	Income Trust II	Income Trust
	(BYM)	(BBK)	(BLE)	(BCK)

Assets
Investments at value[1]	$621,848,473	$251,847,228	$547,352,965	$123,425,971
Cash	528,574	—	—	462,926
Receivable from investments sold	—	—	15,450	—
Variation margin receivable	913,417	329,359	763,083	194,806
Interest receivable	6,545,575	3,050,911	7,242,135	1,262,247
Other assets	85,396	40,053	66,987	34,806

	629,921,435	255,267,551	555,440,620	125,380,756

Liabilities
Payable to custodian	—	3,461,860	1,316,048	—
Payable for investments purchased	—	—	—	—
Dividends payable — common shares	2,042,917	874,379	1,907,915	395,286
Investment advisory fee payable	169,272	77,478	169,841	33,743
Payable to affiliates	5,048	4,034	4,358	544
Deferred Trustees’ fees	33,967	16,298	31,475	5,500
Other accrued expenses	105,577	115,063	85,824	43,576

	2,356,781	4,549,112	3,515,461	478,649

Preferred Shares at Redemption Value
$25,000 liquidation value per share, including dividends payable[2,3]	229,021,060	90,523,360	205,607,050	46,502,166

Net Assets Applicable to Common Shareholders	$398,543,594	$160,195,079	$346,318,109	$ 78,399,941

Composition of Net Assets Applicable to Common Shareholders:
Par value	$ 26,149	$ 10,123	$ 22,781	$ 5,270
Paid-in capital in excess of par	371,097,993	143,571,298	323,306,247	74,722,201
Undistributed net investment income	2,321,340	3,350,299	4,768,174	496,570
Accumulated net realized loss	(12,484,775)	(1,725,417)	(13,005,260)	(1,444,376)
Net unrealized appreciation	37,582,887	14,988,776	31,226,167	4,620,276

Net assets applicable to common shareholders, February 28, 2005	$398,543,594	$160,195,079	$346,318,109	$ 78,399,941

Net asset value per common share[4]	$15.24	$15.82	$15.20	$14.88

[1] Investments at cost	$585,084,604	$237,153,699	$516,811,159	$118,980,297
[2] Preferred shares outstanding	9,159	3,620	8,222	1,860
[3] Par value per share	0.001	0.001	0.001	0.001
[4] Common shares outstanding	26,149,334	10,123,055	22,781,072	5,270,479

See Notes to Financial Statements.

			Florida
	California	California	Insured	Florida	Maryland	New Jersey
	Municipal	Municipal	Municipal	Municipal	Municipal	Municipal
	Bond Trust	Income Trust II	Income Trust	Bond Trust	Bond Trust	Bond Trust
	(BZA)	(BCL)	(BAF)	(BIE)	(BZM)	(BLJ)

Assets
Investments at value[1]	$83,738,124	$187,438,330	$203,480,032	$81,362,682	$49,161,341	$55,030,353
Cash	804,160	501,461	525,738	520,224	301,961	452,485
Receivable from investments sold	—	20,600	—	—	—	—
Variation margin receivable	117,219	315,278	275,165	93,877	57,990	82,486
Interest receivable	922,006	2,564,651	2,947,120	1,277,016	617,605	714,917
Other assets	28,651	25,545	40,883	27,250	8,197	9,021

	85,610,160	190,865,865	207,268,938	83,281,049	50,147,094	56,289,262

Liabilities
Payable to custodian	—	—	—	—	—	—
Payable for investments purchased	2,695,581	—	—	—	—	—
Dividends payable — common shares	266,939	648,757	654,106	257,504	143,812	178,331
Investment advisory fee payable	22,219	58,539	55,675	22,355	13,455	15,084
Payable to affiliates	1,398	1,939	3,073	1,452	—	651
Deferred Trustees’ fees	7,698	9,222	9,758	6,261	7,362	8,087
Other accrued expenses	63,027	64,899	64,531	47,780	37,612	42,571

	3,056,862	783,356	787,143	335,352	202,241	244,724

Preferred Shares at Redemption Value
$25,000 liquidation value per share, including dividends payable[2,3]	29,976,304	71,968,192	76,027,694	29,782,665	18,003,156	20,232,370

Net Assets Applicable to Common Shareholders	$52,576,994	$118,114,317	$130,454,101	$53,163,032	$31,941,697	$35,812,168

Composition of Net Assets Applicable to Common Shareholders:
Par value	$ 3,351	$ 7,985	$ 8,721	$ 3,309	$ 2,016	$ 2,269
Paid-in capital in excess of par	47,456,833	113,257,811	123,724,337	46,855,683	28,504,150	32,099,779
Undistributed net investment income	1,080,725	125,969	669,607	1,119,163	646,410	731,288
Accumulated net realized loss	(1,025,644)	(5,551,439)	(1,435,335)	(480,400)	(374,347)	(80,163)
Net unrealized appreciation	5,061,729	10,273,991	7,486,771	5,665,277	3,163,468	3,058,995

Net assets applicable to common shareholders, February 28, 2005	$52,576,994	$118,114,317	$130,454,101	$53,163,032	$31,941,697	$35,812,168

Net asset value per common share[4]	$15.69	$14.79	$14.96	$16.06	$15.85	$15.78

[1] Investments at cost	$78,781,384	$177,446,982	$196,239,943	$75,781,489	$46,049,823	$52,045,286
[2] Preferred shares outstanding	1,199	2,878	3,040	1,191	720	809
[3] Par value per share	0.001	0.001	0.001	0.001	0.001	0.001
[4] Common shares outstanding	3,351,150	7,984,696	8,721,409	3,309,483	2,015,589	2,269,366

STATEMENTS OF ASSETS AND LIABILITIES (unaudited) (continued)
February 28, 2005

	New York
	Insured	New York	New York	Virginia
	Municipal	Municipal	Municipal	Municipal
	Income Trust	Bond Trust	Income Trust II	Bond Trust
	(BSE)	(BQH)	(BFY)	(BHV)

Assets
Investments at value[1]	$151,718,265	$66,182,058	$117,779,857	$37,298,199
Cash	518,817	525,678	516,117	329,687
Receivable from investments sold	—	—	—	5,000
Variation margin receivable	206,707	77,535	138,350	50,991
Interest receivable	1,637,357	868,396	1,394,591	511,986
Other assets	35,533	27,299	15,103	6,847

	154,116,679	67,680,966	119,844,018	38,202,710

Liabilities
Payable for investments purchased	1,062,308	531,154	1,062,308	—
Dividends payable — common shares	483,649	208,244	388,840	110,438
Investment advisory fee payable	41,033	17,971	36,361	10,253
Payable to affiliates	—	1,521	593	233
Deferred Trustees’ fees	5,755	6,604	6,551	6,213
Other accrued expenses	40,076	44,182	55,592	29,314

	1,632,821	809,676	1,550,245	156,451

Preferred Shares at Redemption Value
$25,000 liquidation value per share, including dividends payable[2,3]	56,009,203	24,205,767	44,657,642	13,527,371

Net Assets Applicable to Common Shareholders	$ 96,474,655	$42,665,523	$ 73,636,131	$24,518,888

Composition of Net Assets Applicable to Common Shareholders:
Par value	$ 6,449	$ 2,701	$ 4,938	$ 1,525
Paid-in capital in excess of par	91,452,972	38,226,462	70,007,203	21,552,996
Undistributed (distributions in excess of) net investment income	367,050	783,625	(118,258)	618,188
Accumulated net realized loss	(1,184,220)	(548,092)	(1,746,911)	(229,077)
Net unrealized appreciation	5,832,404	4,200,827	5,489,159	2,575,256

Net assets applicable to common shareholders, February 28, 2005	$ 96,474,655	$42,665,523	$ 73,636,131	$24,518,888

Net asset value per common share[4]	$14.96	$15.80	$14.91	$16.08

[1] Investments at cost	$146,071,076	$62,050,703	$112,414,728	$34,768,599
[2] Preferred shares outstanding	2,240	968	1,786	541
[3] Par value per share	0.001	0.001	0.001	0.001
[4] Common shares outstanding	6,448,651	2,700,991	4,937,652	1,524,794

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (unaudited)
For the six months ended February 28, 2005

				California
	Insured			Insured
	Municipal	Municipal	Municipal	Municipal
	Income Trust	Bond Trust	Income Trust II	Income Trust
	(BYM)	(BBK)	(BLE)	(BCK)

Net Investment Income
Interest income	$15,214,954	$ 6,792,974	$15,348,556	$3,030,118

Expenses
Investment advisory	1,687,740	793,742	1,476,765	333,495
Transfer agent	7,421	7,421	7,421	7,421
Custodian	56,468	34,913	55,358	18,480
Reports to shareholders	45,121	19,329	39,183	9,774
Trustees	26,969	10,498	22,444	6,516
Registration	11,306	7,114	6,199	10,381
Independent accountants	20,196	17,738	19,186	17,738
Legal	29,257	13,376	25,362	9,815
Insurance	23,437	9,231	20,449	4,591
Auction Agent	289,829	119,002	265,533	59,749
Miscellaneous	34,917	18,550	30,419	13,728

Total expenses	2,232,661	1,050,914	1,968,319	491,688
Less: fees waived by Advisor	(613,724)	(366,342)	(402,754)	(121,271)
Less: fees paid indirectly	(2,970)	(3,781)	(3,592)	(3,819)

Net expenses	1,615,967	680,791	1,561,973	366,598

Net investment income	13,598,987	6,112,183	13,786,583	2,663,520

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	5,879,936	1,437,362	2,407,032	(432,550)
Futures	(720,578)	(259,203)	(601,366)	(153,646)

	5,159,358	1,178,159	1,805,666	(586,196)

Net change in unrealized appreciation/depreciation on:
Investments	10,644,828	6,652,764	16,313,028	4,985,976
Futures	819,018	295,247	684,361	174,602

	11,463,846	6,948,011	16,997,389	5,160,578

Net gain	16,623,204	8,126,170	18,803,055	4,574,382

Dividends to Preferred Shareholders from:
Net investment income	(1,686,415)	(688,632)	(1,593,864)	(313,246)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$28,535,776	$13,549,721	$30,995,774	$6,924,656

See Notes to Financial Statements

STATEMENTS OF OPERATIONS (unaudited) (continued)
For the six months ended February 28, 2005

		California	Florida
	California	Municipal	Insured	Florida
	Municipal	Income	Municipal	Municipal
	Bond Trust	Trust II	Income Trust	Bond Trust
	(BZA)	(BCL)	(BAF)	(BIE)

Net Investment Income
Interest income	$2,179,535	$ 4,957,266	$5,014,150	$2,176,523

Expenses
Investment advisory	260,300	506,526	555,283	264,788
Transfer agent	7,421	7,421	7,421	7,421
Custodian	14,856	37,248	31,685	13,566
Reports to shareholders	7,108	13,937	16,223	7,421
Trustees	6,335	7,964	9,050	6,335
Registration	8,952	2,132	10,383	9,017
Independent accountants	16,902	17,376	18,100	16,898
Legal	6,388	10,883	12,478	7,019
Insurance	3,007	6,975	7,690	3,081
Organization	—	—	—	—
Auction Agent	39,683	92,338	96,481	39,435
Miscellaneous	12,544	15,321	15,998	12,497

Total expenses	383,496	718,121	780,792	387,478
Less fees waived by Advisor	(120,139)	(138,143)	(201,921)	(122,210)
Less fees paid indirectly	(4,358)	(4,120)	(3,449)	(3,068)

Net expenses	258,999	575,858	575,422	262,200

Net investment income	1,920,536	4,381,408	4,438,728	1,914,323

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1,119,829	(506,727)	(357)	39,145
Futures	(92,312)	(248,964)	(216,856)	(73,574)

	1,027,517	(755,691)	(217,213)	(34,429)

Net change in unrealized appreciation/depreciation on:
Investments	2,183,236	8,617,242	5,316,748	1,553,294
Futures	104,989	282,643	246,682	84,084

	2,288,225	8,899,885	5,563,430	1,637,378

Net gain	3,315,742	8,144,194	5,346,217	1,602,949

Dividends to Preferred Shareholders from:
Net investment income	(202,755)	(470,976)	(498,430)	(192,030)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$5,033,523	$12,054,626	$9,286,515	$3,325,242

See Notes to Financial Statements

			New York
	Maryland	New Jersey	Insured	New York	New York	Virginia
	Municipal	Municipal	Municipal	Municipal	Municipal	Municipal
	Bond Trust	Bond Trust	Income Trust	Bond Trust	Income Trust II	Bond Trust
	(BZM)	(BLJ)	(BSE)	(BQH)	(BFY)	(BHV)

Net Investment Income
Interest income	$1,254,917	$1,507,701	$3,683,524	$1,747,511	$2,964,392	$ 978,549

Expenses
Investment advisory	158,828	176,647	407,757	211,792	317,312	120,947
Transfer agent	7,421	7,421	7,421	7,421	7,421	7,421
Custodian	13,103	14,634	14,637	14,165	21,512	12,702
Reports to shareholders	5,495	5,647	12,670	6,565	9,774	4,568
Trustees	6,154	6,154	6,697	6,335	6,516	6,154
Registration	595	695	10,417	8,952	1,289	438
Independent accountants	16,732	16,755	17,738	16,820	17,072	11,403
Legal	5,776	5,834	8,848	5,974	8,432	5,778
Insurance	1,845	2,041	5,627	2,449	4,384	1,405
Organization	—	—	—	—	—	—
Auction Agent	24,814	27,583	71,516	32,515	57,291	19,261
Miscellaneous	11,814	11,465	13,241	11,914	13,599	11,444

Total expenses	252,577	274,876	576,569	324,902	464,602	201,521
Less fees waived by Advisor	(73,305)	(81,529)	(148,275)	(97,750)	(86,540)	(55,821)
Less fees paid indirectly	(2,605)	(4,136)	(1,811)	(3,667)	(2,718)	(2,204)

Net expenses	176,667	189,211	426,483	223,485	375,344	143,496

Net investment income	1,078,250	1,318,490	3,257,041	1,524,026	2,589,048	835,053

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	39,037	63,506	218,716	21,239	61,145	653
Futures	(45,508)	(64,935)	(162,818)	(60,729)	(109,026)	(40,179)

	(6,471)	(1,429)	55,898	(39,490)	(47,881)	(39,526)

Net change in unrealized appreciation/depreciation on:
Investments	1,092,094	2,245,710	4,810,197	1,771,230	3,657,127	849,590
Futures	51,950	73,928	185,215	69,472	124,030	45,656

	1,144,044	2,319,638	4,995,412	1,840,702	3,781,157	895,246

Net gain	1,137,573	2,318,209	5,051,310	1,801,212	3,733,276	855,720

Dividends to Preferred Shareholders from:
Net investment income	(132,897)	(138,679)	(367,568)	(167,026)	(291,327)	(95,867)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$2,082,926	$3,498,020	$7,940,783	$3,158,212	$6,030,997	$1,594,906

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
For the six months ended February 28, 2005, and for the year ended August 31, 2004

	Insured Municipal Income Trust		Municipal Bond Trust
	(BYM)		(BBK)

	2005	2004	2005	2004

Increase (Decrease) in Net Assets Applicable to Common Shareholders
Operations
Net investment income	$ 13,598,987	$ 27,748,279	$ 6,112,183	$ 12,608,952
Net realized gain (loss)	5,159,358	(13,455,750)	1,178,159	(1,870,747)
Net change in unrealized appreciation/ depreciation	11,463,846	37,888,538	6,948,011	9,408,728
Dividends and distributions to preferred shareholders from:
Net investment income	(1,686,415)	(2,158,934)	(688,632)	(841,788)
Net realized gains	—	—	—	—

Net increase in net assets resulting from operations	28,535,776	50,022,133	13,549,721	19,305,145

Dividends and Distributions to Common Shareholders from:
Net investment income	(12,257,497)	(24,514,999)	(5,246,274)	(10,492,542)
Net realized gains	—	—	—	—

Total dividends and distributions	(12,257,497)	(24,514,999)	(5,246,274)	(10,492,542)

Capital Share Transactions:
Net proceeds from the underwriters’ over-allotment option exercised	—	—	—	—
Underwriting discounts and unused (additional) offering costs relating to the issuance of preferred shares	—	(2,051)	—	128,162
Reinvestment of common dividends	—	322,573	—	—

Net proceeds from capital share transactions	—	320,522	—	128,162

Total increase	16,278,279	25,827,656	8,303,447	8,940,765

Net Assets Applicable to Common Shareholders:
Beginning of period	382,265,315	356,437,659	151,891,632	142,950,867

End of period	$398,543,594	$382,265,315	$160,195,079	$151,891,632

End of period undistributed net investment income	$ 2,321,340	$ 2,666,265	$ 3,350,299	$ 3,173,022

See Notes to Financial Statements

			California Insured		California Municipal
	Municipal Income Trust II		Municipal Income Trust		Bond Trust
	(BLE)		(BCK)		(BZA)

	2005	2004	2005	2004	2005	2004

Increase (Decrease) in Net Assets Applicable to Common Shareholders
Operations
Net investment income	$ 13,786,583	$ 27,275,595	$2,663,520	$ 5,347,246	$ 1,920,536	$ 3,850,978
Net realized gain (loss)	1,805,666	(7,324,788)	(586,196)	(858,180)	1,027,517	(1,931,210)
Net change in unrealized appreciation/ depreciation	16,997,389	29,272,430	5,160,578	5,570,494	2,288,225	4,972,095
Dividends and distributions to preferred shareholders from:
Net investment income	(1,593,864)	(1,987,241)	(313,246)	(397,111)	(202,755)	(241,570)
Net realized gains	—	—	—	(5,802)	—	(18,799)

Net increase in net assets resulting from operations	30,995,774	47,235,996	6,924,656	9,656,647	5,033,523	6,631,494

Dividends and Distributions to Common Shareholders from:
Net investment income	(11,447,471)	(22,894,966)	(2,371,712)	(4,740,793)	(1,601,635)	(3,203,268)
Net realized gains	—	—	—	(67,945)	—	(223,187)

Total dividends and distributions	(11,447,471)	(22,894,966)	(2,371,712)	(4,808,738)	(1,601,635)	(3,426,455)

Capital Share Transactions:
Net proceeds from the underwriters’ over-allotment option exercised	—	(9,000)	—	—	—	—
Underwriting discounts and unused (additional) offering costs relating to the issuance of preferred shares	—	—	—	—	—	—
Reinvestment of common dividends	—	101,150	23,730	65,451	—	—

Net proceeds from capital share transactions	—	92,150	23,730	65,451	—	—

Total increase	19,548,303	24,433,180	4,576,674	4,913,360	3,431,888	3,205,039

Net Assets Applicable to Common Shareholders:
Beginning of period	326,769,806	302,336,626	73,823,267	68,909,907	49,145,106	45,940,067

End of period	$346,318,109	$326,769,806	$ 78,399,941	$ 73,823,267	$ 52,576,994	$ 49,145,106

End of period undistributed net investment income	$ 4,768,174	$ 4,022,926	$ 496,570	$ 518,008	$ 1,080,725	$ 964,579

STATEMENTS OF CHANGES IN NET ASSETS (unaudited) (continued)
For the six months ended February 28, 2005, and for the year ended August 31, 2004

	California		Florida Insured
	Municipal Income Trust II		Municipal Income Trust
	(BCL)		(BAF)

	2005	2004	2005	2004

Increase (Decrease) in Net Assets Applicable to Common Shareholders
Operations
Net investment income	$4,381,408	$8,709,910	$4,438,728	$8,930,146
Net realized gain (loss)	(755,691)	(1,707,439)	(217,213)	(1,131,981)
Net change in unrealized appreciation/ depreciation	8,899,885	9,498,500	5,563,430	6,692,461
Dividends and distributions to preferred shareholders from:
Net investment income	(470,976)	(636,870)	(498,430)	(648,710)
Net realized gains	—	—	—	(61,378)

Net increase in net assets resulting from operations	12,054,626	15,864,101	9,286,515	13,780,538

Dividends and Distributions to Common Shareholders from:
Net investment income	(3,892,533)	(7,782,748)	(3,924,051)	(7,846,940)
Net realized gains	—	—	—	(657,399)

Total dividends and distributions	(3,892,533)	(7,782,748)	(3,924,051)	(8,504,339)

Capital Share Transactions:
Net proceeds from the underwriters’ over-allotment option exercised	—	(4,500)	—	—
Reinvestment of common dividends	—	137,224	37,281	—

Net proceeds from capital share transactions	—	132,724	37,281	—

Total increase	8,162,093	8,214,077	5,399,745	5,276,199

Net Assets Applicable to Common Shareholders:
Beginning of period	109,952,224	101,738,147	125,054,356	119,778,157

End of period	$118,114,317	$109,952,224	$130,454,101	$125,054,356

End of period undistributed net investment income	$ 125,969	$ 108,070	$ 669,607	$ 653,360

See Notes to Financial Statements.

	Florida		Maryland		New Jersey
	Municipal Bond Trust		Municipal Bond Trust		Municipal Bond Trust
	(BIE)		(BZM)		(BLJ)

	2005	2004	2005	2004	2005	2004

Increase (Decrease) in Net Assets Applicable to Common Shareholders
Operations
Net investment income	$1,914,323	$3,841,844	$1,078,250	$2,140,119	$1,318,490	$2,634,283
Net realized gain (loss)	(34,429)	(770,346)	(6,471)	(375,659)	(1,429)	(78,747)
Net change in unrealized appreciation/ depreciation	1,637,378	3,708,985	1,144,044	1,899,235	2,319,638	2,002,739
Dividends and distributions to preferred shareholders from:
Net investment income	(192,030)	(268,790)	(132,897)	(162,726)	(138,679)	(164,119)
Net realized gains	—	(6,733)	—	—	—	(9,757)

Net increase in net assets resulting from operations	3,325,242	6,504,960	2,082,926	3,500,969	3,498,020	4,384,399

Dividends and Distributions to Common Shareholders from:
Net investment income	(1,545,026)	(3,090,049)	(862,750)	(1,724,926)	(1,069,988)	(2,139,974)
Net realized gains	—	(74,132)	—	—	—	(111,653)

Total dividends and distributions	(1,545,026)	(3,164,181)	(862,750)	(1,724,926)	(1,069,988)	(2,251,627)

Capital Share Transactions:
Net proceeds from the underwriters’ over-allotment option exercised	—	—	—	—	—	—
Reinvestment of common dividends	—	—	6,787	16,038	—	25,241

Net proceeds from capital share transactions	—	—	6,787	16,038	—	25,241

Total increase	1,780,216	3,340,779	1,226,963	1,792,081	2,428,032	2,158,013

Net Assets Applicable to Common Shareholders:
Beginning of period	51,382,816	48,042,037	30,714,734	28,922,653	33,384,136	31,226,123

End of period	$ 53,163,032	$ 51,382,816	$ 31,941,697	$ 30,714,734	$ 35,812,168	$ 33,384,136

End of period undistributed net investment income	$ 1,119,163	$ 941,896	$ 646,410	$ 563,807	$ 731,288	$ 621,465

STATEMENTS OF CHANGES IN NET ASSETS (unaudited) (continued)
For the six months ended February 28, 2005, and for the year ended August 31, 2004

	New York Insured		New York
	Municipal Income Trust		Municipal Bond Trust
	(BSE)		(BQH)

	2005	2004	2005	2004

Increase (Decrease) in Net Assets Applicable to Common Shareholders
Operations
Net investment income	$ 3,257,041	$ 6,554,060	$ 1,524,026	$ 3,057,394
Net realized gain (loss)	55,898	(1,182,079)	(39,490)	(366,905)
Net change in unrealized appreciation/ depreciation	4,995,412	5,560,936	1,840,702	2,552,152
Dividends and distributions to preferred shareholders from:
Net investment income	(367,568)	(480,323)	(167,026)	(194,186)

Net increase in net assets resulting from operations	7,940,783	10,452,594	3,158,212	5,048,455

Dividends to Common Shareholders from:
Net investment income	(2,899,613)	(5,792,278)	(1,249,462)	(2,498,922)

Capital Share Transactions:
Net proceeds from the underwriters’ over-allotment option exercised	—	—	—	—
Reinvestment of common dividends	173,546	168,608	—	—

Net proceeds from capital share transactions	173,546	168,608	—	—

Total increase	5,214,716	4,828,924	1,908,750	2,549,533

Net Assets Applicable to Common Shareholders:
Beginning of period	91,259,939	86,431,015	40,756,773	38,207,240

End of period	$ 96,474,655	$ 91,259,939	$ 42,665,523	$ 40,756,773

End of period undistributed (distributions in excess of) net investment income	$ 367,050	$ 377,190	$ 783,625	$ 676,087

See Notes to Financial Statements.

	New York		Virginia
	Municipal Income Trust II		Municipal Bond Trust
	(BFY)		(BHV)

	2005	2004	2005	2004

Increase (Decrease) in Net Assets Applicable to Common Shareholders
Operations
Net investment income	$ 2,589,048	$ 5,153,888	$ 835,053	$ 1,664,339
Net realized gain (loss)	(47,881)	(976,345)	(39,526)	(277,156)
Net change in unrealized appreciation/ depreciation	3,781,157	4,849,996	895,246	1,565,169
Dividends and distributions to preferred shareholders from:
Net investment income	(291,327)	(410,703)	(95,867)	(109,756)

Net increase in net assets resulting from operations	6,030,997	8,616,836	1,594,906	2,842,596

Dividends to Common Shareholders from:
Net investment income	(2,332,470)	(4,663,823)	(661,945)	(1,320,868)

Capital Share Transactions:
Net proceeds from the underwriters’ over-allotment option exercised	—	(2,250)	—	—
Reinvestment of common dividends	34,135	—	59,303	61,031

Net proceeds from capital share transactions	34,135	(2,250)	59,303	61,031

Total increase	3,732,662	3,950,763	992,264	1,582,759

Net Assets Applicable to Common Shareholders:
Beginning of period	69,903,469	65,952,706	23,526,624	21,943,865

End of period	$ 73,636,131	$ 69,903,469	$ 24,518,888	$ 23,526,624

End of period undistributed (distributions in excess of) net investment income	$ (118,258)	$ (83,509)	$ 618,188	$ 540,947

FINANCIAL HIGHLIGHTS

BlackRock Insured Municipal Income Trust (BYM)

			For the period
	Six Months Ended		October 31, 2002[1]
	February 28, 2005	Year Ended	through
	(unaudited)	August 31, 2004	August 31, 2003

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$ 14.62	$ 13.64	$ 14.33)[2]

Investment operations:
Net investment income	0.52	1.06	0.83
Net realized and unrealized gain (loss)	0.63	0.94	(0.62)
Dividends to preferred shareholders from net investment income	(0.06)	(0.08)	(0.07)

Net increase from investment operations	1.09	1.92	0.14

Dividends to common shareholders from net investment income	(0.47)	(0.94)	(0.70)

Capital charges with respect to issuance of:
Common shares	—	—	(0.03)
Preferred shares	—	—	(0.10)

Total capital charges	—	—	(0.13)

Net asset value, end of period	$ 15.24	$ 14.62	$ 13.64

Market price, end of period	$ 14.60	$ 13.97	$ 13.51

TOTAL INVESTMENT RETURN[3]	7.96%	10.57%	(5.39)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.84%[5]	0.84%	0.77%[5]
Expenses after fees waived and before fees paid indirectly	0.84%[5]	0.84%	0.79%[5]
Expenses before fees waived and paid indirectly	1.15%[5]	1.16%	1.10%[5]
Net investment income before preferred share dividends	7.03%[5]	7.30%	6.95%[5]
Preferred share dividends	0.87%[5]	0.57%	0.55%[5]
Net investment income available to common shareholders	6.16%[5]	6.73%	6.40%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$389,835	$380,007	$372,269
Portfolio turnover	25%	57%	46%
Net assets of common shareholders, end of period (000)	$398,544	$382,265	$356,438
Preferred shares value outstanding, end of period (000)	$228,975	$228,975	$228,975
Asset coverage per preferred share, end of period	$ 68,519	$ 66,739	$ 63,919

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Municipal Bond Trust (BBK)

				For the period
	Six Months Ended	Year Ended August 31,		April 30, 2002[1]
	February 28, 2005			through
	(unaudited)	2004	2003	August 31, 2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$ 15.00	$ 14.12	$ 14.76	$ 14.33[2]

Investment operations:
Net investment income	0.61	1.25	1.28	0.31
Net realized and unrealized gain (loss)	0.80	0.74	(0.74)	0.52
Dividends and distributions to preferred shareholders: Net investment income	(0.07)	(0.08)	(0.10)	(0.03)
Net realized gains	—	—	(0.01)	—

Net increase from investment operations	1.34	1.91	0.43	0.80

Dividends and distributions to common shareholders: Net investment income	(0.52)	(1.04)	(1.02)	(0.25)
Net realized gains	—	—	(0.05)	—

Total dividends and distributions	(0.52)	(1.04)	(1.07)	(0.25)

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	0.01	—	(0.09)

Total capital charges	—	0.01	—	(0.12)

Net asset value, end of period	$ 15.82	$ 15.00	$ 14.12	$ 14.76

Market price, end of period	$ 14.98	$ 14.61	$ 13.66	$ 14.90

TOTAL INVESTMENT RETURN[3]	6.13%	14.87%	(1.20)%	1.07%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.88%[5]	0.89%	0.91%	0.90%[5]
Expenses after fees waived and before fees paid indirectly	0.89%[5]	0.90%	0.92%	0.91%[5]
Expenses before fees waived and paid indirectly	1.36%[5]	1.37%	1.41%	1.32%[5]
Net investment income before preferred share dividends	7.91%[5]	8.28%	8.66%	6.35%[5]
Preferred share dividends	0.89%[5]	0.55%	0.67%	0.53%[5]
Net investment income available to common shareholders	7.02%[5]	7.73%	7.99%	5.82%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$155,752	$152,200	$148,670	$144,196
Portfolio turnover	40%	65%	21%	22%
Net assets of common shareholders, end of period (000)	$160,195	$151,892	$142,951	$149,253
Preferred shares value outstanding, end of period (000)	$ 90,500	$ 90,500	$ 90,500	$ 90,500
Asset coverage per preferred share, end of period	$ 69,259	$ 66,963	$ 64,491	$ 66,233

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Municipal Income Trust II (BLE)

				For the period
	Six Months Ended	Year Ended August 31,		July 30, 2002[1]
	February 28, 2005			through
	(unaudited)	2004	2003	August 31, 2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$ 14.34	$ 13.28	$ 14.40	$ 14.33[2]

Investment operations:
Net investment income	0.60	1.20	1.14	0.03
Net realized and unrealized gain (loss)	0.83	0.95	(1.06)	0.07
Dividends to preferred shareholders from net investment income	(0.07)	(0.09)	(0.10)	—

Net increase (decrease) from investment operations	1.36	2.06	(0.02)	0.10

Dividends to common shareholders from net investment income	(0.50)	(1.00)	(1.00)	—

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	(0.10)	—

Total capital charges	—	—	(0.10)	(0.03)

Net asset value, end of period	$ 15.20	$ 14.34	$ 13.28	$ 14.40

Market price, end of period	$ 14.54	$ 13.92	$ 13.11	$ 15.00

TOTAL INVESTMENT RETURN[3]	8.14%	14.15%	(6.00)%	0.00%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.94%[5]	0.95%	0.92%	0.65%[5,6]
Expenses after fees waived and before fees paid indirectly	0.94%[5]	0.95%	0.93%	0.65%[5,6]
Expenses before fees waived and paid indirectly	1.18%[5]	1.20%	1.17%	0.80%[5,6]
Net investment income before preferred share dividends	8.28%[5]	8.37%	8.15%	2.82%[5,6]
Preferred share dividends	0.96%[5]	0.61%	0.69%	—%[5,6]
Net investment income available to common shareholders	7.32%[5]	7.76%	7.46%	2.82%[5,6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$335,906	$325,680	$318,014	$307,165
Portfolio turnover	20%	64%	118%	—%
Net assets of common shareholders, end of period (000)	$346,318	$326,770	$302,337	$323,483
Preferred shares value outstanding, end of period (000)	$206,550	$205,550	$205,550	$ —
Asset coverage per preferred share, end of period	$ 67,128	$ 64,747	$ 61,774	$ —

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.
[6]	These annualized ratios are not indicative of future expense ratios, due to the short operating history of the Trust.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock California Insured Municipal Income Trust (BCK)

			For the period
	Six Months Ended		October 31, 2002[1]
	February 28, 2005	Year Ended	through
	(unaudited)	August 31, 2004	August 31, 2003

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$ 14.01	$ 13.09	$ 14.33 [2]

Investment operations:
Net investment income	0.51	1.02	0.79
Net realized and unrealized gain (loss)	0.87	0.89	(1.15)
Dividends to preferred shareholders from net investment income	(0.06)	(0.08)	(0.06)

Net increase (decrease) from investment operations	1.32	1.83	(0.42)

Dividends to common shareholders: Net investment income	(0.45)	(0.90)	(0.67)
Net realized gains	—	(0.01)	—

Total dividends and distributions	(0.45)	(0.91)	(0.67)

Capital charges with respect to issuance of:
Common shares	—	—	(0.03)
Preferred shares	—	—	(0.12)

Total capital charges	—	—	(0.15)

Net asset value, end of period	$ 14.88	$ 14.01	$ 13.09

Market price, end of period	$ 14.13	$ 14.00	$ 13.01

TOTAL INVESTMENT RETURN[3]	4.23%	14.97%	(8.98)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.98%[5]	0.99%	0.92%[5]
Expenses after fees waived and before fees paid indirectly	0.99%[5]	0.99%	0.96%[5]
Expenses before fees waived and paid indirectly	1.31%[5]	1.32%	1.27%[5]
Net investment income before preferred share dividends	7.09%[5]	7.26%	6.69%[5]
Preferred share dividends	0.83%[5]	0.54%	0.50%[5]
Net investment income available to common shareholders	6.26%[5]	6.72%	6.19%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$ 75,776	$ 73,679	$ 74,302
Portfolio turnover	3%	4%	41%
Net assets of common shareholders, end of period (000)	$ 78,400	$ 73,823	$ 68,910
Preferred shares value outstanding, end of period (000)	$ 46,500	$ 46,500	$ 46,500
Asset coverage per preferred share, end of period	$ 67,152	$ 64,691	$ 62,052

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock California Municipal Bond Trust (BZA)

				For the period
	Six Months Ended	Year Ended August 31,		April 30, 2002[1]
	February 28, 2005			through
	(unaudited)	2004	2003	August 31, 2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$ 14.67	$ 13.71	$ 14.87	$ 14.33[2]

Investment operations:
Net investment income	0.57	1.15	1.18	0.28
Net realized and unrealized gain (loss)	0.99	0.92	(1.21)	0.63
Dividends and distributions to preferred shareholders: Net investment income	(0.06)	(0.07)	(0.09)	(0.02)
Net realized gains	—	(0.01)	(0.01)	—

Net increase (decrease) from investment operations	1.50	1.99	(0.13)	0.89

Dividends and distributions to common shareholders: Net investment income	(0.48)	(0.96)	(0.94)	(0.23)
Net realized gains	—	(0.07)	(0.08)	—

Total dividends and distributions	(0.48)	(1.03)	(1.02)	(0.23)

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	(0.01)	(0.09)

Total capital charges	—	—	(0.01)	(0.12)

Net asset value, end of period	$ 15.69	$ 14.67	$ 13.71	$ 14.87

Market price, end of period	$ 14.55	$ 13.90	$ 13.15	$ 14.58

TOTAL INVESTMENT RETURN[3]	8.20%	13.80%	(2.92)%	(1.23)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.03%[5]	1.06%	1.06%	1.12%[5]
Expenses after fees waived and before fees paid indirectly	1.05%[5]	1.07%	1.06%	1.12%[5]
Expenses before fees waived and paid indirectly	1.52%[5]	1.55%	1.54%	1.53%[5]
Net investment income before preferred share dividends	7.63%[5]	7.87%	7.99%	5.75%[5]
Preferred share dividends	0.81%[5]	0.49%	0.58%	0.49%[5]
Net investment income available to common shareholders	6.82%[5]	7.38%	7.41%	5.26%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$ 50,781	$ 48,928	$ 49,107	$ 47,390
Portfolio turnover	6%	24%	22%	18%
Net assets of common shareholders, end of period (000)	$ 52,577	$ 49,145	$ 45,940	$ 49,834
Preferred shares value outstanding, end of period (000)	$ 29,975	$ 29,975	$ 29,975	$ 29,975
Asset coverage per preferred share, end of period	$ 68,852	$ 65,990	$ 63,318	$ 66,569

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock California Municipal Income Trust II (BCL)

				For the period
	Six Months Ended	Year Ended August 31,		July 30, 2002[1]
	February 28, 2005			through
	(unaudited)	2004	2003	August 31, 2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$ 13.77	$ 12.76	$ 14.42	$ 14.33[2]

Investment operations:
Net investment income	0.55	1.09	1.02	0.02
Net realized and unrealized gain (loss)	1.02	0.97	(1.51)	0.10
Dividends to preferred shareholders from net investment income	(0.06)	(0.08)	(0.09)	—

Net increase (decrease) from investment operations	1.51	1.98	(0.58)	0.12

Dividends to common shareholders from net investment income	(0.49)	(0.97)	(0.97)	—

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	(0.11)	—

Total capital charges	—	—	(0.11)	(0.03)

Net asset value, end of period	$ 14.79	$ 13.77	$ 12.76	$ 14.42

Market price, end of period	$ 14.38	$ 13.71	$ 13.01	$ 15.01

TOTAL INVESTMENT RETURN[3]	8.54%	13.21%	(6.94)%	0.07%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.02%[5]	1.05%	0.97%	1.05%[5,6]
Expenses after fees waived and before fees paid indirectly	1.03%[5]	1.05%	0.99%	1.05%[5,6]
Expenses before fees waived and paid indirectly	1.27%[5]	1.30%	1.23%	1.20%[5,6]
Net investment income before preferred share dividends	7.77%[5]	7.97%	7.38%	1.35%[5,6]
Preferred share dividends	0.83%[5]	0.58%	0.63%	—%[5,6]
Net investment income available to common shareholders	6.94%[5]	7.39%	6.75%	1.35%[5,6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$113,768	$109,252	$110,286	$105,895
Portfolio turnover	7%	19%	85%	—%
Net assets of common shareholders, end of period (000)	$118,114	$109,952	$101,738	$112,576
Preferred shares value outstanding, end of period (000)	$ 71,950	$ 71,950	$ 71,950	$ —
Asset coverage per preferred share, end of period	$ 66,047	$ 63,209	$ 60,353	$ —

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.
[6]	These annualized ratios are not indicative of future expense ratios, due to the short operating history of the Trust.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Florida Insured Municipal Income Trust (BAF)

			For the period
	Six Months Ended		October 31, 2002[1]
	February 28, 2005	Year Ended	through
	(unaudited)	August 31, 2004	August 31, 2003

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$ 14.34	$ 13.74	$ 14.33[2]

Investment operations:
Net investment income	0.51	1.02	0.75
Net realized and unrealized gain (loss)	0.62	0.64	(0.47)
Dividends and distributions to preferred shareholders: Net investment income	(0.06)	(0.07)	(0.06)
Net realized gains	—	(0.01)	—

Net increase from investment operations	(1.07)	1.58	0.22

Dividends and distributions to common shareholders: Net investment income	(0.45)	(0.90)	(0.67)
Net realized gains	—	(0.08)	—

Total dividends and distributions	(0.45)	(0.98)	(0.67)

Capital charges with respect to issuance of:
Common shares	—	—	(0.03)
Preferred shares	—	—	(0.11)

Total capital charges	—	—	(0.14)

Net asset value, end of period	$ 14.96	$ 14.34	$ 13.74

Market price, end of period	$ 14.96	$ 14.14	$ 13.20

TOTAL INVESTMENT RETURN[3]	9.13%	14.82%	(7.78)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.91%[5]	0.91%	0.83%[5]
Expenses after fees waived and before fees paid indirectly	0.91%[5]	0.93%	0.87%[5]
Expenses before fees waived and paid indirectly	1.23%[5]	1.25%	1.17%[5]
Net investment income before preferred share dividends	7.02%[5]	7.13%	6.39%[5]
Preferred share dividends	0.79%[5]	0.52%	0.54%[5]
Net investment income available to common shareholders	6.23%[5]	6.61%	5.85%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$127,594	$125,315	$124,543
Portfolio turnover	—%	2%	50%
Net assets of common shareholders, end of period (000)	$130,454	$125,054	$119,778
Preferred shares value outstanding, end of period (000)	$ 76,000	$ 76,000	$ 76,000
Asset coverage per preferred share, end of period	$ 67,922	$ 66,137	$ 64,404

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Florida Municipal Bond Trust (BIE)

				For the period
	Six Months Ended	Year Ended August 31,		April 30, 2002[1]
	February 28, 2005			through
	(unaudited)	2004	2003	August 31, 2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$ 15.53	$ 14.52	$ 14.90	$ 14.33[2]

Investment operations:
Net investment income	0.58	1.16	1.14	0.26
Net realized and unrealized gain (loss)	0.48	0.88	(0.43)	0.68
Dividends and distributions to preferred shareholders: Net investment income	(0.06)	(0.08)	(0.09)	(0.02)
Net realized gains	—	—	(0.01)	—

Net increase from investment operations	1.00	1.96	0.61	0.92

Dividends and distributions to common shareholders: Net investment income	(0.47)	(0.93)	(0.92)	(0.23)
Net realized gains	—	(0.02)	(0.06)	—

Total dividends and distributions	(0.47)	(0.95)	(0.98)	(0.23)

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	(0.01)	(0.09)

Total capital charges	—	—	(0.01)	(0.12)

Net asset value, end of period	$ 16.06	$ 15.53	$ 14.52	$ 14.90

Market price, end of period	$ 14.94	$ 14.17	$ 13.55	$ 14.92

TOTAL INVESTMENT RETURN[3]	8.75%	11.82%	(2.90)%	1.03%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.01%[5]	1.02%	1.05%	1.12%[5]
Expenses after fees waived and before fees paid indirectly	1.02%[5]	1.03%	1.05%	1.12%[5]
Expenses before fees waived and paid indirectly	1.49%[5]	1.50%	1.53%	1.54%[5]
Net investment income before preferred share dividends	7.37%[5]	7.62%	7.54%	5.36%[5]
Preferred share dividends	0.74%[5]	0.53%	0.59%	0.49%[5]
Net investment income available to common shareholders	6.63%[5]	7.09%	6.95%	4.87%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$ 52,373	$ 50,422	$ 49,915	$ 46,792
Portfolio turnover	—%	10%	19%	—%
Net assets of common shareholders, end of period (000)	$ 53,163	$ 51,383	$ 48,042	$ 49,284
Preferred shares value outstanding, end of period (000)	$ 29,775	$ 29,775	$ 29,775	$ 29,775
Asset coverage per preferred share, end of period	$ 69,644	$ 68,147	$ 65,340	$ 66,383

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Maryland Municipal Bond Trust (BZM)

				For the period
	Six Months Ended	Year Ended August 31,		April 30, 2002[1]
	February 28, 2005			through
	(unaudited)	2004	2003	August 31, 2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$ 15.24	$ 14.36	$ 14.76	$ 14.33[2]

Investment operations:
Net investment income	0.53	1.06	1.07	0.25
Net realized and unrealized gain (loss)	0.58	0.76	(0.45)	0.53
Dividends and distributions to preferred shareholders: Net investment income	(0.07)	(0.08)	(0.10)	(0.03)
Net realized gains	—	—	(0.01)	—

Net increase from investment operations	1.04	1.74	0.51	0.75

Dividends and distributions to common shareholders: Net investment income	(0.43)	(0.86)	(0.84)	(0.21)
Net realized gains	—	—	(0.04)	—

Total dividends and distributions	(0.43)	(0.86)	(0.88)	(0.21)

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.02)
Preferred shares	—	—	(0.03)	(0.09)

Total capital charges	—	—	(0.03)	(0.11)

Net asset value, end of period	$ 15.85	$ 15.24	$ 14.36	$ 14.76

Market price, end of period	$ 15.31	$ 14.99	$ 13.90	$ 14.95

TOTAL INVESTMENT RETURN[3]	5.06%	14.31%	(1.32)%	1.10%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.14%[5]	1.18%	1.15%	1.12%[5]
Expenses after fees waived and before fees paid indirectly	1.16%[5]	1.19%	1.15%	1.12%[5]
Expenses before fees waived and paid indirectly	1.63%[5]	1.67%	1.63%	1.54%[5]
Net investment income before preferred share dividends	6.95%[5]	7.05%	7.18%	5.30%[5]
Preferred share dividends	0.86%[5]	0.54%	0.64%	0.54%[5]
Net investment income available to common shareholders	6.09%[5]	6.51%	6.54%	4.76%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$ 31,275	$ 30,350	$ 30,069	$ 28,153
Portfolio turnover	1%	12%	14%	1%
Net assets of common shareholders, end of period (000)	$ 31,942	$ 30,715	$ 28,923	$ 29,705
Preferred shares value outstanding, end of period (000)	$ 18,000	$ 18,000	$ 18,000	$ 18,000
Asset coverage per preferred share, end of period	$ 69,368	$ 67,662	$ 65,172	$ 66,259

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock New Jersey Municipal Bond Trust (BLJ)

				For the period
	Six Months Ended	Year Ended August 31,		April 30, 2002[1]
	February 28, 2005			through
	(unaudited)	2004	2003	August 31, 2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$ 14.71	$ 13.77	$ 14.58	$ 14.33[2]

Investment operations:
Net investment income	0.58	1.16	1.15	0.25
Net realized and unrealized gain (loss)	1.02	0.84	(0.85)	0.37
Dividends and distributions to preferred shareholders: Net investment income	(0.06)	(0.07)	(0.09)	(0.02)
Net realized gains	—	—	(0.01)	—

Net increase from investment operations	1.54	1.93	0.20	0.60

Dividends and distributions to common shareholders: Net investment income	(0.47)	(0.94)	(0.93)	(0.23)
Net realized gains	—	(0.05)	(0.06)	—

Total dividends and distributions	(0.47)	(0.99)	(0.99)	(0.23)

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	(0.02)	(0.09)

Total capital charges	—	—	(0.02)	(0.12)

Net asset value, end of period	$ 15.78	$ 14.71	$ 13.77	$ 14.58

Market price, end of period	$ 15.28	$ 13.91	$ 13.64	$ 14.65

TOTAL INVESTMENT RETURN[3]	13.36%	9.32%	(0.10)%	(0.75)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.10%[5]	1.14%	1.14%	1.15%[5]
Expenses after fees waived and before fees paid indirectly	1.13%[5]	1.15%	1.14%	1.15%[5]
Expenses before fees waived and paid indirectly	1.60%[5]	1.63%	1.62%	1.57%[5]
Net investment income before preferred share dividends	7.69%[5]	7.93%	7.94%	5.29%[5]
Preferred share dividends	0.81%[5]	0.49%	0.60%	0.45%[5]
Net investment income available to common shareholders	6.88%[5]	7.44%	7.34%	4.84%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$ 34,578	$ 33,214	$ 32,652	$ 31,611
Portfolio turnover	4%	20%	20%	17%
Net assets of common shareholders, end of period (000)	$ 35,812	$ 33,384	$ 31,226	$ 32,981
Preferred shares value outstanding, end of period (000)	$ 20,225	$ 20,225	$ 20,225	$ 20,225
Asset coverage per preferred share, end of period	$ 69,276	$ 66,266	$ 63,602	$ 65,771

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock New York Insured Municipal Income Trust (BSE)

			For the period
	Six Months Ended		October 31, 2002[1]
	February 28, 2005	Year Ended	through
	(unaudited)	August 31, 2004	August 31, 2003

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$ 14.18	$ 13.45	$ 14.33[2]

Investment operations:
Net investment income	0.51	1.01	0.75
Net realized and unrealized gain (loss)	0.78	0.69	(0.75)
Dividends to preferred shareholders from net investment income	(0.06)	(0.07)	(0.07)

Net increase (decrease) from investment operations	1.23	1.63	(0.07)

Dividends to common shareholders from net investment income	(0.45)	(0.90)	(0.67)

Capital charges with respect to issuance of:
Common shares	—	—	(0.03)
Preferred shares	—	—	(0.11)

Total capital charges	—	—	(0.14)

Net asset value, end of period	$ 14.96	$ 14.18	$ 13.45

Market price, end of period	$ 14.32	$ 14.08	$ 13.28

TOTAL INVESTMENT RETURN[3]	4.95%	13.04%	(7.13)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.92%[5]	0.93%	0.87%[5]
Expenses after fees waived and before fees paid indirectly	0.92%[5]	0.95%	0.91%[5]
Expenses before fees waived and paid indirectly	1.24%[5]	1.27%	1.22%[5]
Net investment income before preferred share dividends	7.02%[5]	7.14%	6.35%[5]
Preferred share dividends	0.79%[5]	0.52%	0.55%[5]
Net investment income available to common shareholders	6.23%[5]	6.62%	5.80%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$ 93,504	$ 91,808	$ 90,967
Portfolio turnover	9%	11%	80%
Net assets of common shareholders, end of period (000)	$ 96,475	$ 91,260	$ 86,431
Preferred shares value outstanding, end of period (000)	$ 56,000	$ 56,000	$ 56,000
Asset coverage per preferred share, end of period	$ 68,073	$ 65,744	$ 63,587

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock New York Municipal Bond Trust (BQH)

				For the period
	Six Months Ended	Year Ended August 31,		April 30, 2002[1]
	February 28, 2005			through
	(unaudited)	2004	2003	August 31, 2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$ 15.09	$ 14.15	$ 14.83	$ 14.33[2]

Investment operations:
Net investment income	0.56	1.13	1.12	0.25
Net realized and unrealized gain (loss)	0.67	0.81	(0.71)	0.62
Dividends and distributions to preferred shareholders: Net investment income	(0.06)	(0.07)	(0.09)	(0.02)
Net realized gains	—	—	(0.01)	—

Net increase from investment operations	1.17	1.87	0.31	0.85

Dividends and distributions to common shareholders: Net investment income	(0.46)	(0.93)	(0.92)	(0.23)
Net realized gains	—	—	(0.06)	—

Total dividends and distributions	(0.46)	(0.93)	(0.98)	(0.23)

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	(0.01)	(0.09)

Total capital charges	—	—	(0.01)	(0.12)

Net asset value, end of period	$ 15.80	$ 15.09	$ 14.15	$ 14.83

Market price, end of period	$ 14.50	$ 13.97	$ 13.35	$ 14.50

TOTAL INVESTMENT RETURN[3]	7.20%	11.83%	(1.26)%	(1.78)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.09%[5]	1.11%	1.12%	1.12%[5]
Expenses after fees waived and before fees paid indirectly	1.10%[5]	1.12%	1.12%	1.12%[5]
Expenses before fees waived and paid indirectly	1.58%[5]	1.60%	1.60%	1.54%[5]
Net investment income before preferred share dividends	7.40%[5]	7.57%	7.57%	5.24%[5]
Preferred share dividends	0.81%[5]	0.48%	0.62%	0.50%[5]
Net investment income available to common shareholders	6.59%[5]	7.09%	6.95%	4.74%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$ 41,507	$ 40,396	$ 40,072	$ 38,183
Portfolio turnover	—%	16%	7%	15%
Net assets of common shareholders, end of period (000)	$ 42,666	$ 40,757	$ 38,207	$ 40,062
Preferred shares value outstanding, end of period (000)	$ 24,200	$ 24,200	$ 24,200	$ 24,200
Asset coverage per preferred share, end of period	$ 69,082	$ 67,108	$ 64,473	$ 66,390

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock New York Municipal Income Trust II (BFY)

				For the period
	Six Months Ended	Year Ended August 31,		July 30, 2002[1]
	February 28, 2005			through
	(unaudited)	2004	2003	August 31, 2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$ 14.16	$ 13.36	$ 14.47	$ 14.33[2]

Investment operations:
Net investment income	0.53	1.04	0.98	0.02
Net realized and unrealized gain (loss)	0.75	0.79	(0.94)	0.15
Dividends to preferred shareholders from net investment income	(0.06)	(0.08)	(0.10)	—

Net increase (decrease) from investment operations	1.22	1.75	(0.06)	0.17

Dividends to common shareholders from net investment income	(0.47)	(0.95)	(0.94)	—

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	(0.11)	—

Total capital charges	—	—	(0.11)	(0.03)

Net asset value, end of period	$ 14.91	$ 14.16	$ 13.36	$ 14.47

Market price, end of period	$ 14.60	$ 13.70	$ 13.12	$ 15.10

TOTAL INVESTMENT RETURN[3]	10.13%	11.82%	(6.93)%	0.67%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.06%[5]	1.07%	1.00%	1.43%[5,6]
Expenses after fees waived and before fees paid indirectly	1.06%[5]	1.08%	1.03%	1.43%[5,6]
Expenses before fees waived and paid indirectly	1.31%[5]	1.32%	1.27%	1.58%[5,6]
Net investment income before preferred share dividends	7.28%[5]	7.36%	6.95%	1.77%[5,6]
Preferred share dividends	0.82%[5]	0.59%	0.68%	—%[5,6]
Net investment income available to common shareholders	6.46%[5]	6.77%	6.27%	1.77%[5,6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$ 71,693	$ 70,018	$ 69,863	$ 64,673
Portfolio turnover	5%	14%	40%	—%
Net assets of common shareholders, end of period (000)	$ 73,636	$ 69,903	$ 65,953	$ 70,276
Preferred shares value outstanding, end of period (000)	$ 44,650	$ 44,650	$ 44,650	$ —
Asset coverage per preferred share, end of period	$ 66,234	$ 64,144	$ 61,930	$ —

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.
[6]	These annualized ratios are not indicative of future expense ratios, due to the short operating history of the Trust.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Virginia Municipal Bond Trust (BHV)

				For the period
	Six Months Ended	Year Ended August 31,		April 30, 2002[1]
	February 28, 2005			through
	(unaudited)	2004	2003	August 31, 2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$ 15.47	$ 14.46	$ 14.90	$ 14.33[2]

Investment operations:
Net investment income	0.54	1.09	1.09	0.27
Net realized and unrealized gain (loss)	0.56	0.86	(0.44)	0.65
Dividends and distributions to preferred shareholders: Net investment income	(0.06)	(0.07)	(0.08)	(0.03)
Net realized gains	—	—	(0.02)	—

Net increase from investment operations	1.04	1.88	0.55	0.89

Dividends and distributions to common shareholders: Net investment income	(0.43)	(0.87)	(0.85)	(0.21)
Net realized gains	—	—	(0.10)	—

Total dividends and distributions	(0.43)	(0.87)	(0.95)	(0.21)

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.02)
Preferred shares	—	—	(0.04)	(0.09)

Total capital charges	—	—	(0.04)	(0.11)

Net asset value, end of period	$ 16.08	$ 15.47	$ 14.46	$ 14.90

Market price, end of period	$ 16.51	$ 15.34	$ 14.40	$ 15.20

TOTAL INVESTMENT RETURN[3]	10.62%	12.79%	0.94%	2.81%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.21%[5]	1.25%	1.17%	1.12%[5]
Expenses after fees waived and before fees paid indirectly	1.22%[5]	1.26%	1.17%	1.12%[5]
Expenses before fees waived and paid indirectly	1.69%[5]	1.73%	1.64%	1.54%[5]
Net investment income before preferred share dividends	7.02%[5]	7.15%	7.23%	5.70%[5]
Preferred share dividends	0.81%[5]	0.47%	0.53%	0.54%[5]
Net investment income available to common shareholders	6.21%[5]	6.68%	6.70%	5.16%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$ 23,998	$ 23,273	$ 22,896	$ 21,321
Portfolio turnover	—%	14%	18%	8%
Net assets of common shareholders, end of period (000)	$ 24,519	$ 23,527	$ 21,944	$ 22,545
Preferred shares value outstanding, end of period (000)	$ 13,525	$ 13,525	$ 13,525	$ 13,525
Asset coverage per preferred share, end of period	$ 70,326	$ 68,490	$ 65,562	$ 66,674

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1. Organization & Accounting Policies

      BlackRock Insured Municipal Income Trust (“Insured Municipal”), BlackRock California Insured Municipal Income Trust (“California Insured”), BlackRock Florida Insured Municipal Income Trust (“Florida Insured”), BlackRock New York Insured Municipal Income Trust (“New York Insured”) (collectively, the “Insured Trusts”), BlackRock Municipal Bond Trust (“Municipal Bond”), BlackRock California Municipal Bond Trust (“California Bond”), BlackRock Florida Municipal Bond Trust (“Florida Bond”), BlackRock Maryland Municipal Bond Trust (“Maryland Bond”), BlackRock New Jersey Municipal Bond Trust (“New Jersey Bond”), BlackRock New York Municipal Bond Trust (“New York Bond”), BlackRock Virginia Municipal Bond Trust (“Virginia Bond”) (collectively, the “Bond Trusts”), BlackRock Municipal Income Trust II (“Municipal Income II”), BlackRock California Municipal Income Trust II (“California Income II”) and BlackRock New York Municipal Income Trust II (“New York Income II”) (collectively the “Income II Trusts”) (collectively, the “Trusts”) are organized as Delaware statutory trusts. Insured Municipal, Municipal Bond and Municipal Income II are registered as diversified closed-end management investment companies under the Investment Company Act of 1940, as amended. California Insured, California Bond, California Income II, Florida Insured, Florida Bond, Maryland Bond, New Jersey Bond, New York Insured, New York Bond, New York Income II and Virginia Bond are registered as non-diversified closed-end management investment companies under the Investment Company Act of 1940, as amended.

     The following is a summary of significant accounting policies followed by the Trusts.

Investments Valuation: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Trust’s Board of Trustees (each, a “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from bond dealers, market transactions in comparable investments and various relationships between investments. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Any investments or other assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust’s Board. The investment Advisor and/or Sub-Advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to and ratified by the Board.

     When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that BlackRock Advisors, Inc. deems relevant.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Each Trust also records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

     Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Segregation: In cases in which the Investment Company Act of 1940, as amended, and the interpretive positions of the Securities and Exchange Commission (the “Commission”) require that each Trust segregate assets in connection with certain investments (e.g., when-issued securities or futures contracts), each Trust will, consistent with certain interpretive letters issued by the Commission, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient net income to shareholders. For this reason and because substantially all of the gross income of each Trust consists of tax-exempt interest, no Federal income tax provisions are required.

Dividends and Distributions: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed annually. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Dividends and distributions to preferred shareholders are accrued and determined as described in Note 4.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees are required to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end trusts selected by the Trustees. This has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Trusts.

     The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Trustees in order to match its deferred compensation obligations.

Note 2. Agreements

      Each Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc., a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to each Trust. BlackRock, Inc. is an indirect majority owned subsidiary of The PNC Financial Services Group, Inc. The investment management agreement covers both investment advisory and administration services.

     Each Trust’s investment advisory fee paid to the Advisor is computed weekly, accrued daily and payable monthly based on an annual rate, 0.55% for the Insured Trusts and Income II Trusts and 0.65% for the Bond Trusts, of each Trust’s average weekly managed assets. “Managed assets” means the total assets of a Trust (including any assets attributable to any preferred shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). The Advisor has voluntarily agreed to waive a portion of the investment advisory fee or other expenses of each Trust. With respect to the Insured Trusts the waiver, as a percentage of managed assets, is as follows: 0.20% for the first 5 years of each Trust’s operations, 0.15% in year 6, 0.10% in year 7, and 0.05% in year 8. With respect to the Bond Trusts the waiver, as a percentage of managed assets, is as follows: 0.30% for the first 5 years of each Trust’s operations, 0.25% in year 6, 0.20% in year 7, 0.15% in year 8, 0.10% in year 9 and 0.05% in year 10. With respect to the Income II Trusts the waiver, as a percentage of managed assets, is as follows: 0.15% for the first 5 years of each Trust’s operations, 0.10% in year 6 through year 7, 0.05% in year 8 through yyear 10.

     Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, as well as occupancy and certain clerical and accounting costs of each Trust. Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for cost of employees that provide pricing, secondary market support, and compliance services to each Trust. For the six months ended February 28, 2005, the Trusts reimbursed the Advisor the following amounts:

Trust	Amount	Trust	Amount

Insured Municipal	$12,109	Florida Bond	$1,539
Municipal Bond	4,778	Maryland Bond	970
Municipal Income II	10,245	New Jersey Bond	644
California Insured	2,407	New York Insured	1,736
California Bond	1,539	New York Bond	992
California Income II	3,530	New York Income II	2,259
Florida Insured	4,051	Virginia Bond	738

     Pursuant to the terms of each Trust’s custody agreement, each Trust received earnings credits from its custodian for positive cash balances maintained, which are used to offset custody fees.

Note 3. Portfolio Securities

      Purchases and sales of investment securities, other than short-term investments and U.S. government securities, for the six months ended February 28, 2005, were as follows:

Trust	Purchases	Sales	Trust	Purchases	Sales

Insured Municipal	$149,792,562	$153,969,890	Florida Bond	$—	$1,260,610
Municipal Bond	93,969,889	101,049,357	Maryland Bond	750,000	600,364
Municipal Income II	102,620,957	110,517,290	New Jersey Bond	2,958,100	2,321,884
California Insured	4,094,040	15,574,206	New York Insured	12,848,410	12,855,645
California Bond	4,327,581	8,780,660	New York Bond	522,890	21,239
California Income II	12,719,071	16,264,877	New York Income II	6,094,780	6,592,260
Florida Insured	—	756,377	Virginia Bond	—	14,989

     There were no purchases or sales of U.S. government securities.

     Details of open financial futures contracts at February 28, 2005 were as follows:

					Value at
	Number of		Expiration	Value at Trade	February 28,	Unrealized
Trust	Contracts	Type	Date	Date	2005	Appreciation

Short Positions:
Insured Municipal	1,683	10 Yr. U.S. T-Note	Jun ’04	$185,738,643	$184,919,625	$819,018
Municipal Bond	607	10 Yr. U.S. T-Note	Jun ’04	66,989,372	66,694,125	295,247
Municipal Income II	1,406	10 Yr. U.S. T-Note	Jun ’04	155,168,611	154,484,250	684,361
California Insured	359	10 Yr. U.S. T-Note	Jun ’04	39,619,727	39,445,125	174,602
California Bond	216	10 Yr. U.S. T-Note	Jun ’04	23,837,989	23,733,000	104,989

					Value at
	Number of		Expiration	Value at Trade	February 28,	Unrealized
Trust	Contracts	Type	Date	Date	2005	Appreciation

California Income II	581	10 Yr. U.S. T-Note	Jun ’04	64,120,018	63,837,375	282,643
Florida Insured	507	10 Yr. U.S. T-Note	Jun ’04	55,953,307	55,706,625	246,682
Florida Bond	173	10 Yr. U.S. T-Note	Jun ’04	19,092,459	19,008,375	84,084
Maryland Bond	107	10 Yr. U.S. T-Note	Jun ’04	11,808,575	11,756,625	51,950
New Jersey Bond	152	10 Yr. U.S. T-Note	Jun ’04	16,774,928	16,701,000	73,928
New York Insured	381	10 Yr. U.S. T-Note	Jun ’04	42,047,590	41,862,375	185,215
New York Bond	143	10 Yr. U.S. T-Note	Jun ’04	15,781,597	15,712,125	69,472
New York Income II	255	10 Yr. U.S. T-Note	Jun ’04	28,142,155	28,018,125	124,030
Virginia Bond	94	10 Yr. U.S. T-Note	Jun ’04	10,373,906	10,328,250	45,656

     At February 28, 2005, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by each Trust were as follows:

Trust	Cost	Appreciation	Depreciation	Net

Insured Municipal	$585,209,817	$36,638,657	$—	$36,638,657
Municipal Bond	237,148,480	14,720,873	22,125	14,698,748
Municipal Income II	516,697,486	31,073,914	418,435	30,655,479
California Insured	118,980,816	4,445,155	—	4,445,155
California Bond	78,777,174	4,969,072	8,123	4,960,949
California Income II	177,440,252	10,428,798	430,720	9,998,078
Florida Insured	196,239,877	7,281,206	41,051	7,240,155
Florida Bond	75,748,261	5,625,004	10,583	5,614,421
Maryland Bond	46,046,209	3,122,445	7,312	3,115,133
New Jersey Bond	52,031,488	3,185,508	186,643	2,998,865
New York Insured	146,081,013	5,650,749	13,497	5,637,252
New York Bond	62,043,643	4,138,415	—	4,138,415
New York Income II	112,413,815	5,371,238	5,196	5,366,042
Virginia Bond	34,724,877	2,573,321	—	2,573,321

     For Federal income tax purposes, the following Trusts had capital loss carryforwards as of their last respective tax year-end (the Bond Trusts’ have a tax year end of October 31st and the Income II Trusts’ have a tax year end of June 30th). These amounts may be used to offset future realized capital gains, if any:

	Capital Loss		Capital Loss
Trust	Carryforward Amount	Expires	Trust	Carryforward Amount	Expires

Insured Municipal	$5,849,709	2012	Maryland Bond	$4,564	2011
				577,920	2012

Municipal Bond	$338,279	2011		$582,484
	3,044,444	2012

	3,382,723		New Jersey Bond	$327,635	2012

Municipal Income II	$1,338,302	2011	New York Insured	$103	2012
	5,200,107	2012

	$6,538,409
			New York Bond	$142,736	2011
California Insured	$8,282	2012		634,713	2012

				$777,449

California Bond	$2,491,829	2012
			New York Income II	$722,685	2012

California Income II	$1,454,313	2011
	1,163,822	2012

	$2,618,135		Virginia Bond	$48,573	2011
				331,975	2012

Florida Bond	$758,206	2012		$380,548

     Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its capital loss carryforward amounts.

Note 4. Distributions to Shareholders

     The estimated tax character of distributions paid during the six months ended February 28, 2005 were as follows:

		Six months ended February 28, 2005

	Tax-exempt	Ordinary	Long-term	Total
Distributions Paid from:	Income	Income	Capital Gains	Distributions

Insured Municipal	$13,943,912	$ —	$—	$13,943,912
Municipal Bond	5,934,906	—	—	5,934,906
Municipal Income II	13,041,335	—	—	13,041,335
California Insured	2,684,958	—	—	2,684,958
California Bond	1,804,390	—	—	1,804,390
California Income II	4,363,509	—	—	4,363,509
Florida Insured	4,422,481	—	—	4,422,481
Florida Bond	1,737,056	—	—	1,737,056
Maryland Bond	995,647	—	—	995,647
New Jersey Bond	1,208,667	—	—	1,208,667
New York Insured	3,267,181	—	—	3,267,181
New York Bond	1,416,488	—	—	1,416,488
New York Income II	2,623,797	—	—	2,623,797
Virginia Bond	757,812	—	—	757,812

The tax character of distributions paid during the year ended August 31, 2004 were as follows:

		Year ended August 31, 2004

	Tax-exempt	Ordinary	Long-term	Total
Distributions Paid from:	Income	Income	Capital Gains	Distributions

Insured Municipal	$26,673,933	$ —	$ —	$26,673,933
Municipal Bond	11,334,330	—	—	11,334,330
Municipal Income II	24,882,207	—	—	24,882,207
California Insured	5,137,946	73,705	—	5,211,651
California Bond	3,444,704	233,112	9,008	3,686,824
California Income II	8,419,618	—	—	8,419,618
Florida Insured	8,495,387	719,040	—	9,214,427
Florida Bond	3,358,938	80,766	—	3,439,704
Maryland Bond	1,887,652	—	—	1,887,652
New Jersey Bond	2,304,183	121,320	—	2,425,503
New York Insured	6,272,601	—	—	6,272,601
New York Bond	2,693,108	—	—	2,693,108
New York Income II	5,074,526	—	—	5,074,526
Virginia Bond	1,430,624	—	—	1,430,624

As of February 28, 2005, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed
	Tax-exempt	Ordinary	Long-term	Unrealized Net
Trust	Income	Income	Gains	Appreciation

Insured Municipal	$4,363,315	$—	$—	$36,604,690
Municipal Bond	4,258,887	—	—	14,682,449
Municipal Income II	6,644,277	—	—	30,624,005
California Insured	899,378	—	—	4,439,654
California Bond	1,348,596	—	—	4,953,249
California Income II	795,440	—	—	9,988,856
Florida Insured	1,361,099	—	—	7,230,396
Florida Bond	1,357,355	—	—	5,608,160
Maryland Bond	797,127	—	—	3,107,769
New Jersey Bond	911,279	—	—	2,990,778
New York Insured	865,193	—	—	5,631,497
New York Bond	997,178	—	—	4,131,811
New York Income II	283,862	—	—	4,359,492
Virginia Bond	693,478	—	—	2,567,107

Note 5. Capital

     There are an unlimited number of $0.001 par value common shares of beneficial interest authorized for each Trust. Each Trust may classify or reclassify any unissued common shares into one or more series of Auction Market Preferred Shares (“preferred shares”). At February 28, 2005, the shares outstanding and the shares owned by affiliates of the Advisor of each Trust were as follows:

	Common			Common
	Shares	Common		Shares	Common
Trust	Outstanding	Shares Owned	Trust	Outstanding	Shares Owned

Insured Municipal	26,149,334	—	Florida Bond	3,309,483	—
Municipal Bond	10,123,055	—	Maryland Bond	2,015,589	—
Municipal Income II	22,781,072	—	New Jersey Bond	2,269,366	—
California Insured	5,270,479	—	New York Insured	6,448,651	—
California Bond	3,351,150	—	New York Bond	2,700,991	—
California Income II	7,984,696	—	New York Income II	4,937,652	—
Florida Insured	8,721,409	—	Virginia Bond	1,524,794	—

     During the six months ended February 28, 2005, California Insured, Florida Insured, Maryland Bond, New York Insured, NewYork Income II and Virginia Bond issued additional shares under their dividend reinvestment plans of 1,694, 2,586, 435, 12,112, 2,384 and 3,779 respectively. Transactions in common shares of beneficial interest for the year ended August 31, 2004 were as follows:

	Shares from

	Initial
	Public Offering	Underwriters’ Exercising	Reinvestment	Net Increase in
Trust	October 31, 2002	the Over-allotment Option	of Dividends	Shares Outstanding

Insured Municipal	24,008,028	2,000,000	117,430	26,125,458
Municipal Bond	—	—	12,096	12,096
Municipal Income II	—	300,000	15,364	315,364
California Insured	5,008,028	250,000	5,997	5,264,025
California Bond	—	—	840	840
California Income II	—	150,000	16,385	166,385
Florida Insured	8,008,028	700,000	10,795	8,718,823
Florida Bond	—	—	1,232	1,232
Maryland Bond	—	—	1,240	1,240
New Jersey Bond	—	—	5,212	5,212
New York Insured	6,008,028	400,000	16,080	6,424,108
New York Bond	—	—	—	—
New York Income II	—	75,000	2,240	77,240
Virginia Bond	—	—	4,017	4,017

     Offering costs incurred in connection with the Trusts’ offering of common shares have been charged against the proceeds from the initial common share offering of the common shares and were as follows:

Trust	Offering Costs

Insured Municipal	$765,000
California Insured	142,500
Florida Insured	246,000
New York Insured	177,000

     As of February 28, 2005, each Trust had the following series of preferred shares outstanding as listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

Trust	Series	Shares	Trust	Series	Shares

Insured Municipal	M7	3,053	California Income II	T7	1,439
	R7	3,053		R7	1,439
	F7	3,053	Florida Insured	M7	3,040
Municipal Bond	T7	1,810	Florida Bond	W7	1,191
	R7	1,810	Maryland Bond	R7	720
Municipal Income II	M7	2,055	New Jersey Bond	M7	809
	T7	2,056	New York Insured	R7	2,240
	W7	2,055	New York Bond	T7	968
	R7	2,056	New York Income II	W7	1,786
California Insured	F7	1,860	Virginia Bond	R7	541
California Bond	F7	1,199

Underwriting discounts and offering costs incurred in connection with the preferred share offerings for the year ended August 31, 2004 have been charged to paid-in capital in excess of par of the common shares as follows.

	Underwriting	Offering		Underwriting	Offering
Trust	Discount	Cost	Trust	Discount	Cost

Insured Municipal	$2,289,750	$ 369,482	Florida Bond	$ —	$ 28,492
Municipal Bond	—	(128,162)	Maryland Bond	—	50,675
Municipal Income II	2,055,500	239,168	New Jersey Bond	—	48,427
California Insured	465,000	144,518	New York Insured	560,000	151,970
California Bond	—	21,849	New York Bond	—	37,459
California Income II	719,500	129,975	New York Income II	446,500	120,782
Florida Insured	760,000	184,848	Virginia Bond	—	58,033

Dividends on seven-day preferred shares are cumulative at a rate which is reset every seven days based on the results of an auction. The dividend ranges on the preferred shares for each of the Trusts for the six months ended February 28, 2005 were as follows:

Trust	Low	High	Trust	Low	High

Insured Municipal	0.63%	1.21%	Florida Bond	0.45%	1.18%
Municipal Bond	0.43	1.16	Maryland Bond	0.60	1.08
Municipal Income II	0.75	2.00	New Jersey Bond	0.40	1.00
California Insured	0.59	1.06	New York Insured	0.50	1.03
California Bond	0.40	1.06	New York Bond	0.45	1.16
California Income II	0.75	1.85	New York Income II	0.65	1.73
Florida Insured	0.45	1.15	Virginia Bond	0.20	1.10

     A Trust may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

     The preferred shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust’s Declaration of Trust, are not satisfied.

     The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares, voting as a separate class, are also entitled to elect two Trustees for each Trust. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, (b) change a Trust’s subclassification as a closed-end investment company or change its fundamental investment restrictions, and (c) change its business so as to cease to be an investment company.

Note 6. Dividends

     Subsequent to February 28, 2005, the Board of each Trust declared dividends from undistributed earnings per common share payable April 1, 2005, to shareholders of record on March 13, 2005. The per share common dividends declared were as follows:

	Common Dividend		Common Dividend
Trust	Per Share	Trust	Per Share

Insured Municipal	$0.078125	Florida Bond	$0.077808
Municipal Bond	0.086375	Maryland Bond	0.071350
Municipal Income II	0.083750	New Jersey Bond	0.078582
California Insured	0.075000	New York Insured	0.075000
California Bond	0.079656	New York Bond	0.077099
California Income II	0.081250	New York Income II	0.078750
Florida Insured	0.075000	Virginia Bond	0.072428

     The dividends declared on preferred shares for the period March 1, 2005 to March 31, 2005 for each of the Trusts were as follows:

		Dividends			Dividends
Trust	Series	Declared	Trust	Series	Declared

Insured Municipal	M7	$143,460	California Income II	T7	$58,639
	R7	147,185		R7	60,222
	F7	116,533	Florida Insured	M7	144,461
Municipal Bond	T7	82,446	Florida Bond	W7	58,145
	R7	87,477	Maryland Bond	R7	35,150
Municipal Income II	M7	94,879	New Jersey Bond	M7	35,216
	T7	93,157	New York Insured	R7	87,091
	W7	97,345	New York Bond	T7	36,523
	R7	98,811	New York Income II	W7	59,063
California Insured	F7	63,147	Virginia Bond	R7	25,162
California Bond	F7	42,600

DIVIDEND REINVESTMENT PLANS

     Pursuant to each Trust’s Dividend Reinvestment Plan (the “Plan”), common shareholders are automatically enrolled to have all distributions of dividends and capital gains reinvested by EquiServe Trust Company, N.A. (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

     After a Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by open market purchases. If, on the dividend payment date, the Net Asset Value (“NAV”) is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participants’ account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open market purchases.

     Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

     The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

     Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants who request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at 250 Royall Street, Canton, MA 02021, or by calling (800) 699-1BFM.

ADDITIONAL INFORMATION

     There has been no material changes in the Trusts’ investment objective or policies that have not been approved by the shareholders or to their charters or by-laws or in the principle risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolio.

     Quarterly performance and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com/indiv/products/closedendfunds/funds.html. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

     Certain of the officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor: Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Kevin M. Klingert—Director of BlackRock Advisors, Inc. and Managing Director of the Advisor and the Sub-Advisor, Henry Gabbay, Anne Ackerley and Bartholomew Battista—Managing Directors of the Advisor and the Sub-Advisor, Richard M. Shea, James Kong and Vincent Tritto—Managing Directors of the Sub-Advisor, and Brian P. Kindelan—Managing Director of the Advisor.

BlackRock Closed-End Funds

Trustees	Transfer Agent
Ralph L. Schlosstein, Chairman	EquiServe Trust Company, N.A.
Andrew F. Brimmer	250 Royall Street
Richard E. Cavanagh	Canton, MA 02021
Kent Dixon	(800) 699-1BFM
Frank J. Fabozzi
R. Glenn Hubbard	Auction Agent[2]
Robert S. Kapito	Bank of New York
Kathleen F. Feldstein[1]	100 Church Street, 8th Floor
James Clayburn La Force, Jr.	New York, NY 10286
Walter F. Mondale
Auction Agent[3]
Officers	Deutsche Bank Trust Company Americas
Robert S. Kapito, President	60 Wall Street, 27th Floor
Henry Gabbay, Treasurer	New York, NY 10005
Bartholomew Battista, Chief Compliance Officer
Anne Ackerley, Vice President	Independent Registered Public Accounting Firm
Kevin M. Klingert, Vice President	Deloitte & Touche LLP
Richard M. Shea, Vice President/Tax	200 Berkeley Street
James Kong, Assistant Treasurer	Boston, MA 02116
Vincent B. Tritto, Secretary
Brian P. Kindelan, Assistant Secretary	Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
Investment Advisor	Four Times Square
BlackRock Advisors, Inc.	New York, NY 10036
100 Bellevue Parkway
Wilmington, DE 19809	Legal Counsel – Independent Trustees
(800) 227-7BFM	Debevoise & Plimpton LLP
919 Third Avenue
Sub-Advisor[2]	New York, NY 10022
BlackRock Financial Management, Inc.
40 East 52nd Street	This report is for shareholder information. This is not a prospec-
New York, NY 10022	tus intended for use in the purchase or sale of Trust shares.
Statements and other information contained in this report are as
Custodian	dated and are subject to change.
State Street Bank and Trust Company
225 Franklin Street	BlackRock Closed-End Funds
Boston, MA 02110	c/o BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

1	Appointed on January 19, 2005 as an Advisory Trustee.
2	For the Income II Trusts.
3	For the Income II Trusts.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 699-1BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1BFM. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trusts’ voting securities were voted (if any) by the Advisor during the most recent 12-month period ended December 31st is available, upon request, by calling (800) 699-1BFM or on the website of the Commission at http://www.sec.gov.

The Trusts file their complete schedule of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. Each Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q, when available, may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Trust’s Form N-Q, when available, may also be obtained, upon request, by calling (800) 699-1BFM.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-SEMI-1

Item 2. Code of Ethics.
Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.
Not applicable for semi-annual reports.

Item 6. Schedule of Investments.
The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable because no such purchases were made during the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable because no applicable matters were voted on by shareholders during the period covered by this report.

Item 11. Controls and Procedures.
(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures are effective, as of such date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable.

(a) (2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a) (3) Not applicable.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

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SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      BlackRock Insured Municipal Income Trust

By: /s/ Henry Gabbay_______________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: April 27, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito_____________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: April 27, 2005

By: /s/ Henry Gabbay_______________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: April 27, 2005

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